UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2014

Item 1. Reports to Stockholders.

December 31, 2014

Semi Annual Report

Integrity Micro-Cap Equity Fund

Integrity Mid-Cap Value Fund

Integrity Small-Cap Value Fund

Integrity Small/Mid-Cap Value Fund

Munder Growth Opportunities Fund

Munder Index 500 Fund

Munder Mid-Cap Core Growth Fund

Munder Emerging Markets Small-Cap Fund

Munder International Fund-Core Equity

Munder International Small-Cap Fund

Munder Total Return Bond Fund

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

The Victory Portfolios

Table of Contents

Financial Statements
Integrity Micro-Cap Equity Fund
Schedule of Portfolio Investments	5
Statement of Assets and Liabilities	73
Statement of Operations	77
Statements of Changes in Net Assets	81-83
Financial Highlights	94-97
Integrity Mid-Cap Value Fund
Schedule of Portfolio Investments	9
Statement of Assets and Liabilities	73
Statement of Operations	77
Statements of Changes in Net Assets	81-83
Financial Highlights	98-99
Integrity Small-Cap Value Fund
Schedule of Portfolio Investments	13
Statement of Assets and Liabilities	73
Statement of Operations	77
Statements of Changes in Net Assets	81-83
Financial Highlights	100-104
Integrity Small/Mid-Cap Value Fund
Schedule of Portfolio Investments	17
Statement of Assets and Liabilities	74
Statement of Operations	78
Statements of Changes in Net Assets	84-86
Financial Highlights	105-106
Munder Growth Opportunities Fund
Schedule of Portfolio Investments	21
Statement of Assets and Liabilities	74
Statement of Operations	78
Statements of Changes in Net Assets	84-86
Financial Highlights	107-110
Munder Index 500 Fund
Schedule of Portfolio Investments	24
Statement of Assets and Liabilities	74
Statement of Operations	78
Statements of Changes in Net Assets	84-86
Financial Highlights	111-113
Munder Mid-Cap Core Growth Fund
Schedule of Portfolio Investments	36
Statement of Assets and Liabilities	75
Statement of Operations	79
Statements of Changes in Net Assets	87-89
Financial Highlights	114-118

Table of Contents (continued)

Munder Emerging Markets Small-Cap Fund
Schedule of Portfolio Investments	39
Statement of Assets and Liabilities	75
Statement of Operations	79
Statements of Changes in Net Assets	87-89
Financial Highlights	119-120
Munder International Fund-Core Equity
Schedule of Portfolio Investments	46
Statement of Assets and Liabilities	75
Statement of Operations	79
Statements of Changes in Net Assets	87-89
Financial Highlights	121-124
Munder International Small-Cap Fund
Schedule of Portfolio Investments	57
Statement of Assets and Liabilities	76
Statement of Operations	80
Statements of Changes in Net Assets	90-92
Financial Highlights	125-129
Munder Total Return Bond Fund
Schedule of Portfolio Investments	67
Statement of Assets and Liabilities	76
Statement of Operations	80
Statements of Changes in Net Assets	90-92
Statement of Cash Flows	93
Financial Highlights	130-132
Notes to Financial Statements	133
Supplemental Information
Trustee and Officer Information	150
Proxy Voting and Form N-Q Information	154
Expense Examples	154
Advisory Contract Approval	158

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

The Victory Portfolios  Schedule of Portfolio Investments
Integrity Micro-Cap Equity Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (93.3%)
Banks (15.5%):
Banc of California, Inc.	65,067	$746
Bank of Marin BanCorp	19,014	1,000
Banner Corp.	24,772	1,066
BNC Bancorp	73,374	1,262
Bridge BanCorp, Inc.	31,006	829
Cardinal Financial Corp.	31,664	628
Centerstate Banks, Inc.	103,075	1,228
Financial Institutions, Inc.	45,355	1,141
First Internet Bancorp	29,855	500
Guaranty BanCorp	50,335	727
Heritage Financial Corp.	56,994	1,000
Independent Bank Group, Inc.	19,536	763
Metro Bancorp, Inc. (a)	43,853	1,137
Renasant Corp.	13,263	384
Seacoast Banking Corp. of Florida (a)	85,547	1,176
Sierra Bancorp	36,670	644
Southwest BanCorp, Inc.	66,497	1,154
Square 1 Financial, Inc., Class A (a)	30,567	755
State Bank Financial Corp.	59,804	1,195
Yadkin Financial Corp. (a)	44,899	882
		18,217
Capital Markets (5.2%):
Calamos Asset Management, Inc.	44,633	595
Corenergy Infrastructure Trust	99,627	646
Cowen Group, Inc. (a)	265,577	1,275
Diamond Hill Investment Group, Inc.	6,295	869
JMP Group LLC	110,167	839
Marcus & Millichap, Inc. (a)	29,509	981
Pzena Investment Management, Inc., Class A	93,564	885
		6,090
Consumer Discretionary (19.9%):
Bassett Furniture Industries, Inc.	24,512	478
Beazer Homes USA, Inc. (a)	57,260	1,109
Bebe Stores, Inc.	150,207	329
Carmike Cinemas, Inc. (a)	56,926	1,496
Carrols Restaurant Group, Inc. (a)	148,263	1,131
Cavco Industries, Inc. (a)	12,288	974
Culp, Inc.	38,868	843
del Frisco's Restaurant Group (a)	44,848	1,065
Entercom Communications Corp. (a)	80,950	984
Entravision Communications Corp.	134,534	872
Francesca's Holdings Corp. (a)	39,310	656
Gray Television, Inc. (a)	64,746	725
Haverty Furniture Cos., Inc.	38,517	848
Kirkland's, Inc. (a)	51,397	1,215
Kona Grill, Inc. (a)	48,530	1,121

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Integrity Micro-Cap Equity Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
M/I Homes, Inc. (a)	46,663	$1,071
Malibu Boats, Inc., Class A (a)	60,511	1,166
Marcus Corp.	94,304	1,745
MarineMax, Inc. (a)	56,090	1,125
Modine Manufacturing Co. (a)	51,408	699
Ruth's Hospitality Group, Inc.	52,006	780
Shoe Carnival, Inc.	31,212	802
Spartan Motors, Inc.	142,524	750
Tuesday Morning Corp. (a)	61,259	1,329
		23,313
Consumer Staples (0.5%):
Inventure Foods, Inc. (a)	43,583	555
Energy (2.4%):
Callon Petroleum Co. (a)	117,847	642
Matrix Service Co. (a)	35,505	792
Synergy Resources Corp. (a)	66,904	839
Triangle Petroleum Corp. (a)	95,933	459
		2,732
Health Care (9.0%):
Athersys, Inc. (a)	181,578	287
Atricure, Inc. (a)	45,917	917
Capital Senior Living Corp. (a)	40,017	997
DepoMed, Inc. (a)	55,779	899
ICU Medical, Inc. (a)	13,398	1,097
LHC Group, Inc. (a)	44,267	1,380
Orexigen Therapeutics, Inc. (a)	99,247	601
PharMerica Corp. (a)	46,069	954
RTI Surgical, Inc. (a)	249,643	1,298
Sunshine Heart, Inc. (a)	89,168	378
US Physical Therapy, Inc.	36,173	1,518
		10,326
Industrials (13.0%):
AAR Corp.	16,876	469
Arcbest Corp.	19,166	889
CRA International, Inc. (a)	33,000	1,001
Echo Global Logistics, Inc. (a)	44,865	1,310
Federal Signal Corp.	90,220	1,393
Global Brass & Copper Holdings, Inc.	63,967	842
GP Strategies Corp. (a)	24,398	828
Manitex International, Inc. (a)	97,640	1,241
MYR Group, Inc. (a)	17,710	485
MYR Group, Inc. (a)	3,682	101
NN, Inc.	55,957	1,150
Park-Ohio Holdings Corp.	22,885	1,442
Quality Distribution, Inc. (a)	44,874	477
Resources Connection, Inc.	68,268	1,122

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Integrity Micro-Cap Equity Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Saia, Inc. (a)	10,475	$580
Standard Plus Corp. (a)	24,321	614
Sterling Construction Co., Inc. (a)	89,800	574
TASER International, Inc. (a)	22,952	608
		15,126
Information Technology (15.5%):
American Software, Inc.	91,169	831
Axcelis Technologies, Inc. (a)	271,000	694
Control4 Corp. (a)	68,662	1,055
Datalink Corp. (a)	92,106	1,188
Exar Corp. (a)	52,204	532
FormFactor, Inc. (a)	145,255	1,250
Integrated Silicon Solutions, Inc.	72,012	1,193
Lattice Semiconductor Corp. (a)	114,557	789
Mattson Technology, Inc. (a)	368,970	1,255
Newport Corp. (a)	45,611	872
PC-Telephone, Inc.	123,052	1,066
Pericom Semiconductor Corp. (a)	74,610	1,010
Photronics, Inc. (a)	122,644	1,019
Quantum Corp. (a)	703,581	1,238
RadiSys Corp. (a)	238,087	557
TTM Technologies, Inc. (a)	115,000	866
Ultra Clean Holdings, Inc. (a)	76,722	712
Vitesse Semiconductor Corp. (a)	185,660	702
Xcerra Corp. (a)	135,932	1,245
		18,074
Insurance (1.1%):
AMERISAFE, Inc.	23,394	991
Hci Group, Inc.	7,100	307
		1,298
Materials (1.2%):
Olympic Steel, Inc.	37,522	667
Quaker Chemical Corp.	8,134	749
		1,416
Real Estate Investment Trusts (REITs) (5.5%):
Ashford Hospitality Prime, Inc.	58,611	1,006
Independence Realty Trust, Inc.	90,640	844
Kite Realty Group Trust	27,664	795
Physicians Realty Trust	103,132	1,712
RAIT Financial Trust	117,386	900
Summit Hotel Properties, Inc.	96,400	1,199
		6,456
Thrifts & Mortgage Finance (4.5%):
First Defiance Financial Corp.	34,925	1,189
First Financial Northwest, Inc.	66,973	806

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Integrity Micro-Cap Equity Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Oceanfirst Financial Corp.	49,705	$852
United Financial Bancorp, Inc.	56,870	817
Walker & Dunlop, Inc. (a)	46,500	816
Wsfs Financial Corp.	9,504	731
		5,211
Total Common Stocks (Cost $84,947)		108,814
Exchange-Traded Fund (5.2%)
SPDR S&P Biotech ETF	32,440	6,055
Total Exchange-Traded Funds (Cost $5,029)		6,055
Investment Companies (1.9%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	2,183,258	2,183
Total Investment Companies (Cost $2,183)		2,183
Total Investments (Cost $92,158) — 100.4%		117,052
Liabilities in excess of other assets — (0.4)%		(440)
NET ASSETS — 100.00%		$116,612

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 12/31/14.

ETF — Exchange-Traded Fund

LLC — Limited Liability Co.

REIT — Real Estate Investment Trust

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Integrity Mid-Cap Value Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Banks (8.4%):
Comerica, Inc.	3,412	$161
Fifth Third Bancorp	6,730	137
KeyCorp	9,739	135
Popular, Inc. (a)	2,650	90
Regions Financial Corp.	13,200	139
SunTrust Banks, Inc.	2,385	100
Synovus Financial Corp.	4,445	120
Zions Bancorp	5,870	168
		1,050
Capital Markets (3.0%):
Ameriprise Financial, Inc.	1,449	192
Invesco Ltd.	4,821	191
		383
Consumer Discretionary (15.9%):
Advance Auto Parts, Inc.	675	109
American Eagle Outfitters, Inc.	6,750	94
Best Buy Co., Inc.	1,650	64
Bloomin' Brands, Inc. (a)	4,350	108
Brunswick Corp.	2,625	135
Cst Brands, Inc.	1,820	79
Darden Restaurants, Inc.	2,240	131
DR Horton, Inc.	5,490	138
Foot Locker, Inc.	1,572	88
Gannett Co., Inc.	5,881	188
Goodyear Tire & Rubber Co.	4,025	115
Kohl's Corp.	1,810	110
La Quinta Holdings, Inc. (a)	4,376	97
Leggett & Platt, Inc.	2,320	99
MGM Resorts International (a)	5,374	115
The Children's Place, Inc.	1,111	63
Whirlpool Corp.	612	119
Wyndham Worldwide Corp.	1,450	124
		1,976
Consumer Staples (2.9%):
Rite AID Corp. (a)	16,515	124
The Hain Celestial Group, Inc. (a)	1,598	93
Tyson Foods, Inc., Class A	3,690	148
		365
Energy (3.3%):
Bristow Group, Inc.	1,023	67
Helix Energy Solutions Group, Inc. (a)	3,786	82
Noble Energy, Inc.	1,810	86

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Integrity Mid-Cap Value Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Rice Energy, Inc. (a)	2,963	$62
Whiting Petroleum Corp. (a)	3,440	114
		411
Health Care (12.9%):
Agilent Technologies, Inc.	3,035	124
Boston Scientific Corp. (a)	12,060	160
Bruker Corp. (a)	6,025	118
Cigna Corp.	1,747	180
Health Net, Inc. (a)	3,245	174
HealthSouth Corp.	1,740	67
Hill-Rom Holdings, Inc.	3,063	140
PerkinElmer, Inc.	1,895	83
Universal Health Services, Inc., Class B	1,325	147
VCA, Inc. (a)	3,963	193
Zimmer Holdings, Inc.	1,945	220
		1,606
Industrials (11.8%):
Alaska Air Group, Inc.	2,530	151
Avis Budget Group, Inc. (a)	1,620	107
Chicago Bridge & Iron Co.	1,848	78
EMCOR Group, Inc.	1,787	79
EnerSys	1,195	74
Esterline Technologies Corp. (a)	920	101
Joy Global, Inc.	1,222	57
Kennametal, Inc.	2,465	88
L-3 Communications Holdings, Inc.	1,070	135
MasTec, Inc. (a)	2,944	67
Navistar International Corp. (a)	2,600	87
Old Dominion Freight Line, Inc. (a)	1,979	154
Spirit Aerosystems Holdings, Inc. (a)	2,106	91
Textron, Inc.	2,620	110
The Manitowoc Co., Inc.	4,355	96
		1,475
Information Technology (13.0%):
Arrow Electronics, Inc. (a)	2,860	165
Broadcom Corp., Class A	3,391	147
CDW Corp.	4,087	144
Ciena Corp. (a)	4,275	83
Fairchild Semiconductor International, Inc. (a)	5,154	87
Freescale Semiconductor Ltd. (a)	4,250	107
Lam Research Corp.	1,300	103
Plexus Corp. (a)	2,470	102
PTC, Inc. (a)	2,478	91
SanDisk Corp.	1,010	99
Tech Data Corp. (a)	1,735	110
Vishay Intertechnology, Inc.	6,240	88
Western Digital Corp.	946	105

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Integrity Mid-Cap Value Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Xerox Corp.	6,885	$95
Zebra Technologies Corp., Class A (a)	1,084	84
		1,610
Insurance (6.5%):
American Financial Group, Inc.	2,024	123
Arch Capital Group Ltd. (a)	2,109	125
CNO Financial Group, Inc.	4,585	79
FNF Group	3,890	134
Hartford Financial Services Group, Inc.	4,015	167
Lincoln National Corp.	3,163	182
		810
Materials (3.2%):
AK Steel Holding Corp. (a)	10,307	61
Eagle Materials	1,042	79
Methanex Corp.	1,986	91
PolyOne Corp.	3,172	120
Stillwater Mining Co. (a)	3,163	47
		398
Real Estate Investment Trusts (REITs) (8.2%):
American Campus Communities, Inc.	3,340	138
Duke Realty Investments, Inc.	8,485	171
Health Care REIT, Inc.	2,650	201
Host Hotels & Resorts, Inc.	8,275	197
Mack Cali Realty Corp.	3,515	67
Prologis, Inc.	3,337	144
Realty Income Corp.	2,170	104
		1,022
Real Estate Management & Development (1.2%):
Jones Lang LaSalle, Inc.	965	145
Utilities (8.7%):
Edison International	2,270	149
FirstEnergy Corp.	2,470	96
Great Plains Energy, Inc.	4,575	130
NRG Energy, Inc.	4,432	119
Pinnacle West Capital Corp.	2,395	164
PPL Corp.	4,733	171
UGI Corp.	3,566	135
Westar Energy, Inc.	2,860	118
		1,082
Total Common Stocks (Cost $10,701)		12,333

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Integrity Mid-Cap Value Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (1.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	189,209	$189
Total Investment Companies (Cost $189)		189
Total Investments (Cost $10,890) — 100.5%		12,522
Liabilities in excess of other assets — (0.5)%		(68)
NET ASSETS — 100.00%		$12,454

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 12/31/14.

REIT — Real Estate Investment Trust

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Integrity Small-Cap Value Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)
Banks (13.2%):
BancorpSouth, Inc.	532,120	$11,978
Banner Corp.	294,538	12,671
Central Pacific Financial Corp.	570,010	12,255
First BanCorp (a)	1,611,739	9,461
First Commonwealth Financial Corp.	999,043	9,211
First Financial BanCorp	578,306	10,751
First Horizon National Corp.	983,338	13,354
OFG BanCorp	754,136	12,556
Old National Bancorp	687,299	10,227
Opus Bank (a)	185,026	5,249
Synovus Financial Corp.	555,021	15,036
United Community Banks, Inc.	582,955	11,041
Western Alliance BanCorp (a)	565,522	15,722
		149,512
Capital Markets (1.8%):
Investment Technology Group, Inc. (a)	458,805	9,552
Janus Capital Group, Inc.	666,877	10,757
		20,309
Consumer Discretionary (16.1%):
American Axle & MFG Holdings, Inc. (a)	443,584	10,020
American Eagle Outfitters, Inc.	674,280	9,359
ANN, Inc. (a)	271,294	9,897
Ascena Retail Group, Inc. (a)	407,100	5,113
Brown Shoe Co., Inc.	355,089	11,416
Brunswick Corp.	261,100	13,384
Carmike Cinemas, Inc. (a)	353,700	9,292
Cooper Tire & Rubber Co.	283,600	9,827
Jack In The Box, Inc.	77,495	6,197
La-Z-Boy, Inc.	391,077	10,497
Marriott Vacations Worldwide Corp.	211,048	15,731
Meredith Corp.	233,929	12,707
Meritage Corp. (a)	171,396	6,169
Modine Manufacturing Co. (a)	598,378	8,138
Red Robin Gourmet Burgers, Inc. (a)	118,190	9,098
Ryland Group, Inc.	344,950	13,300
Shoe Carnival, Inc.	222,251	5,710
The Children's Place, Inc.	136,760	7,795
The Finish Line, Inc., Class A	309,127	7,515
		181,165
Consumer Finance (0.5%):
World Acceptance Corp. (a)	77,060	6,122
Consumer Staples (2.4%):
Casey's General Stores, Inc.	78,910	7,127
Dean Foods Co.	290,020	5,621

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Integrity Small-Cap Value Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Sanderson Farms, Inc.	100,480	$8,442
TreeHouse Foods, Inc. (a)	73,588	6,294
		27,484
Energy (4.0%):
Bristow Group, Inc.	87,456	5,754
Carrizo Oil & Gas, Inc. (a)	243,031	10,110
Helix Energy Solutions Group, Inc. (a)	253,884	5,509
Matador Resources Co. (a)	314,300	6,358
Matrix Service Co. (a)	279,690	6,243
Synergy Resources Corp. (a)	807,055	10,121
		44,095
Health Care (7.9%):
AmSurg Corp. (a)	224,921	12,309
Charles River Laboratories International, Inc. (a)	129,540	8,244
Greatbatch, Inc. (a)	207,252	10,218
HealthSouth Corp.	181,336	6,974
ICU Medical, Inc. (a)	75,781	6,206
Impax Laboratories, Inc. (a)	233,270	7,390
Magellan Health, Inc. (a)	114,352	6,865
Molina Healthcare, Inc. (a)	220,527	11,805
PharMerica Corp. (a)	336,049	6,960
WellCare Health Plans, Inc. (a)	141,095	11,578
		88,549
Industrials (12.8%):
AAR Corp.	317,323	8,815
Actuant Corp.	167,350	4,559
Deluxe Corp.	195,061	12,143
Dycom Industries, Inc. (a)	266,361	9,347
EMCOR Group, Inc.	173,328	7,711
EnerSys	198,023	12,222
Engility Holdings, Inc. (a)	203,054	8,691
Esterline Technologies Corp. (a)	120,767	13,246
Freightcar Ameri, Inc.	190,910	5,023
Hawaiian Holdings, Inc. (a)	118,100	3,077
Knight Transportation, Inc.	307,534	10,352
Meritor, Inc. (a)	537,090	8,137
Primoris Services Corp.	253,043	5,881
Saia, Inc. (a)	227,676	12,604
Swift Transportation Co. (a)	474,993	13,599
Wabash National Corp. (a)	646,474	7,990
		143,397
Information Technology (13.3%):
Benchmark Electronics, Inc. (a)	249,750	6,354
Brooks Automation, Inc.	667,369	8,509
Ciena Corp. (a)	408,309	7,925
Fairchild Semiconductor International, Inc. (a)	715,184	12,072
Integrated Device Technology, Inc. (a)	289,364	5,672
Intersil Corp., Class A	750,704	10,863

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Integrity Small-Cap Value Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Lattice Semiconductor Corp. (a)	899,912	$6,200
Littelfuse, Inc.	128,398	12,412
Mentor Graphics Corp.	478,968	10,499
Photronics, Inc. (a)	1,167,739	9,704
Plexus Corp. (a)	228,643	9,422
SYNNEX Corp.	160,744	12,564
Tech Data Corp. (a)	174,047	11,005
Unisys Corp. (a)	275,870	8,133
Vishay Intertechnology, Inc.	769,744	10,892
Xcerra Corp. (a)	819,115	7,503
		149,729
Insurance (4.9%):
American Equity Investment Life Holding Co.	443,447	12,944
CNO Financial Group, Inc.	758,357	13,059
RLI Corp.	247,067	12,205
Stewart Information Services	266,515	9,872
Symetra Financial Corp.	327,460	7,548
		55,628
Materials (3.1%):
AK Steel Holding Corp. (a)	1,021,628	6,069
Boise Cascade Co. (a)	223,389	8,299
Kaiser Aluminum Corp.	77,115	5,508
Quaker Chemical Corp.	105,838	9,741
Worthington Industries, Inc.	170,728	5,137
		34,754
Real Estate Investment Trusts (REITs) (9.1%):
CubeSmart	304,044	6,710
DiamondRock Hospitality Co.	610,508	9,078
Kite Realty Group Trust	323,143	9,287
Lexington Realty Trust	945,541	10,382
Mack Cali Realty Corp.	470,200	8,962
Medical Properties Trust, Inc.	442,812	6,102
Parkway Properties, Inc.	430,999	7,926
Pennsylvania Real Estate Invesment Trust	357,288	8,382
RAIT Financial Trust	1,018,817	7,814
Ryman Hospitality Properties, Inc.	249,905	13,180
Sunstone Hotel Investors, Inc.	874,942	14,446
		102,269
Thrifts & Mortgage Finance (2.6%):
MGIC Investment Corp. (a)	1,400,412	13,052
Radian Group, Inc.	946,834	15,831
		28,883
Thrifts & Mortgage Finance (1.0%):
Astoria Financial Corp.	865,076	11,557
Utilities (4.7%):
ALLETE, Inc.	267,082	14,727
Dynegy, Inc. (a)	212,240	6,441

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Integrity Small-Cap Value Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
NorthWestern Corp.	222,555	$12,592
PNM Resources, Inc.	328,053	9,720
South Jersey Industries, Inc.	151,068	8,902
		52,382
Total Common Stocks (Cost $900,968)		1,095,835
Investment Companies (2.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	25,241,235	25,241
Total Investment Companies (Cost $25,241)		25,241
Total Investments (Cost $926,209) — 99.6%		1,121,076
Other assets in excess of liabilities — 0.4%		4,158
NET ASSETS — 100.00%		$1,125,234

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 12/31/14.

REIT — Real Estate Investment Trust

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Integrity Small/Mid-Cap Value Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Banks (13.8%):
BancorpSouth, Inc.	4,601	$104
Comerica, Inc.	3,194	150
First BanCorp (a)	22,534	132
Huntington Bancshares, Inc.	14,766	155
KeyCorp	10,938	152
OFG BanCorp	7,810	130
Opus Bank (a)	1,896	54
Popular, Inc. (a)	3,926	134
Synovus Financial Corp.	5,264	143
Western Alliance BanCorp (a)	6,351	177
Zions Bancorp	8,585	244
		1,575
Capital Markets (2.9%):
Investment Technology Group, Inc. (a)	5,183	108
Janus Capital Group, Inc.	5,140	83
Northstar Asset Management Group, Inc.	2,455	55
Waddell & Reed Financial, Inc., Class A	1,729	86
		332
Consumer Discretionary (16.7%):
Advance Auto Parts, Inc.	642	102
American Eagle Outfitters, Inc.	6,977	97
ANN, Inc. (a)	2,738	100
Ascena Retail Group, Inc. (a)	5,245	66
Bloomin' Brands, Inc. (a)	4,399	109
Brown Shoe Co., Inc.	3,058	98
Brunswick Corp.	2,468	127
Darden Restaurants, Inc.	1,970	116
DR Horton, Inc.	4,831	122
Foot Locker, Inc.	1,686	95
Gannett Co., Inc.	5,701	182
Goodyear Tire & Rubber Co.	3,674	105
Jack In The Box, Inc.	825	66
La Quinta Holdings, Inc. (a)	4,195	93
La-Z-Boy, Inc.	3,034	81
Ryland Group, Inc.	3,251	126
The Children's Place, Inc.	1,364	78
Wyndham Worldwide Corp.	1,679	143
		1,906
Consumer Finance (0.6%):
World Acceptance Corp. (a)	798	63
Consumer Staples (2.8%):
Casey's General Stores, Inc.	985	89
Rite AID Corp. (a)	19,057	143
The Hain Celestial Group, Inc. (a)	1,516	88
		320

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Integrity Small/Mid-Cap Value Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (3.5%):
Bristow Group, Inc.	940	$62
Helix Energy Solutions Group, Inc. (a)	3,259	70
Matrix Service Co. (a)	2,855	64
Rice Energy, Inc. (a)	2,218	47
Synergy Resources Corp. (a)	7,851	98
Whiting Petroleum Corp. (a)	1,694	56
		397
Health Care (8.9%):
Bruker Corp. (a)	6,095	119
Charles River Laboratories International, Inc. (a)	1,803	115
Health Net, Inc. (a)	2,571	138
HealthSouth Corp.	1,585	61
Hill-Rom Holdings, Inc.	2,302	105
PerkinElmer, Inc.	1,780	78
Universal Health Services, Inc., Class B	1,226	136
VCA, Inc. (a)	3,283	160
WellCare Health Plans, Inc. (a)	1,344	110
		1,022
Industrials (13.5%):
Avis Budget Group, Inc. (a)	1,770	117
Deluxe Corp.	2,156	134
EMCOR Group, Inc.	1,741	77
EnerSys	1,527	94
Esterline Technologies Corp. (a)	1,046	115
Genesee & Wyoming, Inc., Class A (a)	861	77
JetBlue Airways Corp. (a)	5,975	95
Joy Global, Inc.	1,100	51
Kennametal, Inc.	2,386	85
MasTec, Inc. (a)	6,138	140
Navistar International Corp. (a)	2,741	92
Old Dominion Freight Line, Inc. (a)	1,812	142
Primoris Services Corp.	3,030	70
Spirit Aerosystems Holdings, Inc. (a)	2,038	88
Textron, Inc.	1,734	73
The Manitowoc Co., Inc.	4,832	107
		1,557
Information Technology (12.4%):
Arrow Electronics, Inc. (a)	1,540	89
CDW Corp.	3,675	129
Ciena Corp. (a)	4,133	80
Fairchild Semiconductor International, Inc. (a)	6,985	118
Freescale Semiconductor Ltd. (a)	3,600	91
Integrated Device Technology, Inc. (a)	3,379	66
Intersil Corp., Class A	6,287	91
Lam Research Corp.	1,091	87
Littelfuse, Inc.	1,046	101
Plexus Corp. (a)	2,148	89

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Integrity Small/Mid-Cap Value Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
PTC, Inc. (a)	2,410	$88
SYNNEX Corp.	805	63
Tech Data Corp. (a)	1,627	103
Unisys Corp. (a)	2,995	88
Vishay Intertechnology, Inc.	8,866	125
		1,408
Insurance (7.0%):
American Financial Group, Inc.	2,747	167
AmTrust Financial Services, Inc.	2,124	119
Arch Capital Group Ltd. (a)	3,107	184
Assured Guaranty Ltd.	4,594	119
CNO Financial Group, Inc.	6,976	120
FNF Group	2,757	95
		804
Materials (3.4%):
AK Steel Holding Corp. (a)	10,417	62
Kaiser Aluminum Corp.	877	63
Methanex Corp.	1,599	73
PolyOne Corp.	3,573	135
Stillwater Mining Co. (a)	3,951	58
		391
Real Estate Investment Trusts (REITs) (8.6%):
CubeSmart	3,070	68
DDR Corp.	3,107	57
DiamondRock Hospitality Co.	5,398	80
Duke Realty Investments, Inc.	5,780	117
Lexington Realty Trust	8,371	92
Mack Cali Realty Corp.	4,425	84
Medical Properties Trust, Inc.	5,029	69
NorthStar Realty Finance Corp.	4,095	72
RAIT Financial Trust	8,728	67
Ryman Hospitality Properties, Inc.	2,636	139
Sunstone Hotel Investors, Inc.	8,155	135
		980
Utilities (5.4%):
ALLETE, Inc.	2,853	157
NRG Energy, Inc.	4,219	114
Pinnacle West Capital Corp.	1,971	135
PNM Resources, Inc.	3,227	96
UGI Corp.	3,145	119
		621
Total Common Stocks (Cost $9,416)		11,376

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Integrity Small/Mid-Cap Value Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (1.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	137,740	$138
Total Investment Companies (Cost $138)		138
Total Investments (Cost $9,554) — 100.7%		11,514
Liabilities in excess of other assets — (0.7)%		(82)
NET ASSETS — 100.00%		$11,432

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 12/31/14.

REIT — Real Estate Investment Trust

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Munder Growth Opportunities Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Consumer Discretionary (18.9%):
Advance Auto Parts, Inc.	35,400	$5,639
AutoZone, Inc. (a)	8,000	4,953
Chipotle Mexican Grill, Inc. (a)	5,675	3,884
Comcast Corp., Class A	262,495	15,227
Foot Locker, Inc.	117,300	6,589
Gentex Corp.	169,000	6,106
Homeaway, Inc. (a)	142,330	4,239
Lennar Corp.	143,350	6,424
Lithia Motors, Inc.	58,375	5,061
Lowe's Cos., Inc.	168,200	11,571
Macy's, Inc.	59,600	3,919
Magna International, Inc., ADR	59,000	6,413
Penske Automotive Group, Inc.	127,800	6,271
Polaris Industries, Inc.	33,400	5,051
The Walt Disney Co.	28,800	2,713
		94,060
Consumer Staples (10.1%):
Anheuser-Busch InBev NV, ADR	43,000	4,830
CVS Caremark Corp.	77,200	7,435
PepsiCo, Inc.	90,900	8,596
PriceSmart, Inc.	42,500	3,877
Reynolds American, Inc.	94,500	6,074
Sanderson Farms, Inc.	30,200	2,538
The Kroger Co.	105,600	6,781
Wal-Mart Stores, Inc.	115,990	9,961
		50,092
Electronic Equipment, Instruments & Components (1.0%):
Sanmina Corp. (a)	216,000	5,082
Energy (3.9%):
Chevron Corp.	58,600	6,574
Exxon Mobil Corp.	68,625	6,344
Schlumberger Ltd.	44,200	3,775
Valero Energy Corp.	49,000	2,426
		19,119
Financials (6.3%):
American Express Co.	56,100	5,220
AmTrust Financial Services, Inc.	110,700	6,227
Citigroup, Inc.	91,100	4,929
SEI Investments Co.	95,000	3,804
Strategic Hotels & Resorts, Inc. (a)	285,000	3,771
Wells Fargo & Co.	114,350	6,269
		30,220

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Growth Opportunities Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (14.9%):
AbbVie, Inc.	91,200	$5,968
Actavis PLC (a)	20,160	5,189
Alexion Pharmaceuticals, Inc. (a)	38,350	7,096
AmerisourceBergen Corp.	53,700	4,842
Biogen Idec, Inc. (a)	15,200	5,160
Gilead Sciences, Inc. (a)	80,320	7,571
HCA Holdings, Inc. (a)	109,390	8,028
ICON PLC (a)	92,525	4,718
Jazz Pharmaceuticals PLC (a)	21,600	3,537
Johnson & Johnson	31,100	3,252
Mylan, Inc. (a)	112,000	6,314
Pfizer, Inc.	115,000	3,582
Shire PLC, ADR	18,200	3,868
Universal Health Services, Inc., Class B	43,700	4,862
		73,987
Industrials (13.2%):
Alaska Air Group, Inc.	66,500	3,974
FedEx Corp.	28,500	4,949
Generac Holdings, Inc. (a)	81,800	3,825
Huntington Ingalls Industries, Inc.	56,550	6,360
Knight Transportation, Inc.	190,170	6,401
Lear Corp.	66,000	6,473
Northrop Grumman Corp.	29,500	4,348
Old Dominion Freight Line, Inc. (a)	78,400	6,087
Ryder System, Inc.	41,000	3,807
Saia, Inc. (a)	69,000	3,820
Southwest Airlines Co.	153,200	6,483
Union Pacific Corp.	42,185	5,025
United Rentals, Inc. (a)	36,000	3,672
		65,224
Internet Software & Services (5.7%):
Facebook, Inc. (a)	108,725	8,483
Google, Inc., Class A (a)	37,933	20,129
		28,612
IT Services (2.4%):
Alliance Data Systems Corp. (a)	19,100	5,464
MasterCard, Inc., Class A	72,800	6,272
		11,736
Materials (2.3%):
Boise Cascade Co. (a)	69,000	2,563
Minerals Technologies, Inc.	35,000	2,431
Packaging Corp. of America	85,525	6,675
		11,669

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Growth Opportunities Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (7.2%):
Avago Technologies Ltd.	78,300	$7,876
Intel Corp.	176,600	6,409
NXP Semiconductor NV (a)	81,670	6,240
Skyworks Solutions, Inc.	101,540	7,383
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	334,910	7,495
		35,403
Software (5.2%):
Adobe Systems, Inc. (a)	106,300	7,728
Microsoft Corp.	338,665	15,731
Open Text Corp.	42,345	2,467
		25,926
Technology Hardware, Storage & Peripherals (6.2%):
Apple, Inc.	282,570	31,189
Telecommunication Services (2.3%):
Level 3 Communications, Inc. (a)	106,000	5,234
Verizon Communications, Inc.	132,600	6,203
		11,437
Total Common Stocks (Cost $412,294)		493,756
Exchange-Traded Fund (0.1%)
iShares Russell 1000 Growth ETF	2,615	250
Total Exchange-Traded Funds (Cost $234)		250
Total Investments (Cost $412,528) — 99.7%		494,006
Other assets in excess of liabilities — 0.3%		1,375
NET ASSETS — 100.00%		$495,381

(a)  Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Munder Index 500 Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)
Consumer Discretionary (11.5%):
Amazon.com, Inc. (a)	5,544	$1,721
AutoNation, Inc. (a)	1,090	66
AutoZone, Inc. (a)	467	289
Bed Bath & Beyond, Inc. (a)	2,691	205
Best Buy Co., Inc.	4,215	164
BorgWarner, Inc.	3,318	182
Cablevision Systems Corp.	3,270	67
CarMax, Inc. (a)	3,145	209
Carnival Corp.	6,543	297
CBS Corp., Class B	6,962	385
Chipotle Mexican Grill, Inc. (a)	450	308
Coach, Inc.	3,989	150
Comcast Corp., Class A	37,599	2,181
Darden Restaurants, Inc.	1,922	113
Delphi Automotive PLC	4,323	314
DIRECTV (a)	7,334	636
Discovery Communications, Inc., Class A (a)	2,212	76
Discovery Communications, Inc., Class C (a)	3,969	134
Dollar General Corp. (a)	4,407	312
Dollar Tree, Inc. (a)	2,987	210
DR Horton, Inc.	4,884	124
Expedia, Inc.	1,441	123
Family Dollar Stores, Inc.	1,390	110
Ford Motor Co.	56,202	871
Fossil Group, Inc. (a)	656	73
GameStop Corp.	1,584	54
Gannett Co., Inc.	3,278	105
Gap, Inc.	3,896	164
Garmin Ltd.	1,762	93
General Motors Co.	19,708	688
Genuine Parts Co.	2,224	237
Goodyear Tire & Rubber Co.	3,999	114
H&R Block, Inc.	3,996	135
Harley-Davidson, Inc.	3,128	206
Harman International Industries, Inc.	989	106
Hasbro, Inc.	1,666	92
Interpublic Group of Cos., Inc.	6,122	127
Johnson Controls, Inc.	9,728	471
Kohl's Corp.	2,973	181
L Brands, Inc.	3,590	311
Leggett & Platt, Inc.	1,994	85
Lennar Corp.	2,583	116
Lowe's Cos., Inc.	14,207	977
Macy's, Inc.	5,042	332
Marriott International, Inc., Class A	3,103	242
Mattel, Inc.	4,908	151
McDonald's Corp.	14,211	1,332
Michael Kors Holdings Ltd. (a)	3,006	226

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Index 500 Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Mohawk Industries, Inc. (a)	899	$140
Netflix, Inc. (a)	879	300
Newell Rubbermaid, Inc.	3,977	151
News Corp., Class A (a)	7,234	114
Nike, Inc., Class B	10,190	980
Nordstrom, Inc.	2,070	164
Omnicom Group, Inc.	3,624	281
O'Reilly Automotive, Inc. (a)	1,481	285
PetSmart, Inc.	1,443	117
Priceline.com, Inc. (a)	764	871
Pultegroup, Inc.	4,915	105
PVH Corp.	1,197	153
Ralph Lauren Corp.	881	163
Ross Stores, Inc.	3,048	287
Royal Caribbean Cruises Ltd.	2,422	200
Scripps Networks Interactive, Inc.	1,481	111
Staples, Inc.	9,358	170
Starbucks Corp.	10,913	895
Starwood Hotels & Resorts Worldwide, Inc.	2,594	210
Target Corp.	9,301	706
The Home Depot, Inc.	19,244	2,021
The Walt Disney Co.	22,781	2,146
Tiffany & Co.	1,634	175
Time Warner Cable, Inc.	4,096	623
Time Warner, Inc.	12,244	1,046
TJX Cos., Inc.	10,067	690
Tractor Supply Co.	2,000	158
TripAdvisor, Inc. (a)	1,618	121
Twenty-First Century Fox, Inc., Class B	27,078	1,040
Under Armour, Inc. (a)	2,416	164
Urban Outfitters, Inc. (a)	1,483	52
VF Corp.	5,045	378
Viacom, Inc., Class B	5,394	406
Whirlpool Corp.	1,133	219
Wyndham Worldwide Corp.	1,818	156
Wynn Resorts Ltd.	1,177	175
Yum! Brands, Inc.	6,387	465
		32,303
Consumer Staples (9.4%):
Altria Group, Inc.	28,862	1,422
Archer-Daniels-Midland Co.	9,378	488
Avon Products, Inc.	6,314	59
Brown-Forman Corp.	2,295	202
Campbell Soup Co.	2,599	114
Clorox Co.	1,889	197
Coca-Cola Co.	57,567	2,430
Coca-Cola Enterprises, Inc.	3,281	145
Colgate-Palmolive Co.	12,510	866
ConAgra Foods, Inc.	6,203	225
Constellation Brands, Inc., Class A (a)	2,434	239
See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Index 500 Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Costco Wholesale Corp.	6,392	$906
CVS Caremark Corp.	16,740	1,612
Dr Pepper Snapple Group, Inc.	2,834	203
Estee Lauder Cos., Inc.	3,268	249
General Mills, Inc.	8,816	470
Hershey Co.	2,167	225
Hormel Foods Corp.	1,952	102
J.M. Smucker Co.	1,479	149
Kellogg Co.	3,681	241
Keurig Green Mountain, Inc.	1,769	234
Kimberly-Clark Corp.	5,432	628
Kraft Foods Group, Inc.	8,598	539
Lorillard, Inc.	5,230	329
McCormick & Co., Inc.	1,885	140
Mead Johnson Nutrition Co.	2,937	295
Molson Coors Brewing Co.	2,312	172
Mondelez International, Inc.	24,492	890
Monster Beverage Corp. (a)	2,105	228
PepsiCo, Inc.	21,855	2,067
Philip Morris International, Inc.	22,694	1,848
Reynolds American, Inc.	4,476	288
Safeway, Inc.	3,347	118
Sysco Corp.	8,584	341
The Kroger Co.	7,171	460
The Procter & Gamble Co.	39,459	3,593
Tyson Foods, Inc., Class A	4,255	171
Walgreens Boots Alliance, Inc.	12,702	968
Wal-Mart Stores, Inc.	23,063	1,980
Whole Foods Market, Inc.	5,248	265
		26,098
Energy (8.1%):
Anadarko Petroleum Corp.	7,395	610
Apache Corp.	5,497	344
Baker Hughes, Inc.	6,320	354
Cabot Oil & Gas Corp.	6,062	179
Cameron International Corp. (a)	2,883	144
Chesapeake Energy Corp.	7,544	148
Chevron Corp.	27,606	3,096
Cimarex Energy Co.	1,264	134
ConocoPhillips	17,975	1,241
CONSOL Energy, Inc.	3,343	113
Denbury Resources, Inc.	5,354	44
Devon Energy Corp.	5,615	344
Diamond Offshore Drilling, Inc.	976	36
Ensco PLC, Class A, ADR	3,395	102
EOG Resources, Inc.	8,002	737
Equities Corp.	2,201	167
Exxon Mobil Corp.	61,837	5,716
FMC Technologies, Inc. (a)	3,412	160
Halliburton Co.	12,356	486

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Index 500 Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Helmerich & Payne, Inc.	1,572	$106
Hess Corp.	3,711	274
Kinder Morgan, Inc.	24,812	1,050
Marathon Oil Corp.	9,798	277
Marathon Petroleum Corp.	4,091	369
Murphy Oil Corp.	2,424	122
Nabors Industries Ltd.	4,327	56
National Oilwell Varco, Inc.	6,287	412
Newfield Exploration Co. (a)	2,003	54
Noble Corp. PLC	3,693	61
Noble Energy, Inc.	5,233	248
Occidental Petroleum Corp.	11,326	913
ONEOK, Inc.	3,021	150
Phillips 66	8,083	580
Pioneer Natural Resources Co.	2,174	324
QEP Resources, Inc.	2,477	50
Range Resources Corp.	2,450	131
Schlumberger Ltd.	18,791	1,605
Southwestern Energy Co. (a)	5,130	140
Spectra Energy Corp.	9,798	356
Tesoro Corp.	1,863	139
Transocean Ltd.	4,946	91
Valero Energy Corp.	7,611	377
Williams Cos., Inc.	9,823	441
		22,481
Financials (16.2%):
ACE Ltd.	4,844	556
Affiliated Managers Group, Inc. (a)	807	171
AFLAC, Inc.	6,581	402
Allstate Corp.	6,125	430
American Express Co.	12,994	1,209
American International Group, Inc.	20,443	1,146
American Tower Corp.	5,789	572
Ameriprise Financial, Inc.	2,694	356
Aon PLC	4,163	395
Apartment Investment & Management Co., Class A	2,122	79
Assurant, Inc.	1,025	70
AvalonBay Communities, Inc.	1,927	315
Bank of America Corp.	153,573	2,747
Bank of New York Mellon Corp.	16,439	667
BB&T Corp.	10,518	409
Berkshire Hathaway, Inc., Class B (a)	26,629	3,999
BlackRock, Inc.	1,860	665
Boston Properties, Inc.	2,224	286
Capital One Financial Corp.	8,118	670
CBRE Group, Inc., Class A (a)	4,053	139
Cincinnati Financial Corp.	2,139	111
Citigroup, Inc.	44,240	2,394
CME Group, Inc.	4,623	410
Comerica, Inc. (b)	2,627	123

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Index 500 Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Crown Castle International Corp.	4,875	$384
Discover Financial Services	6,622	434
E*Trade Financial Corp. (a)	4,194	102
Equity Residential (REIT)	5,291	380
Essex Property Trust, Inc.	933	193
Fifth Third Bancorp	12,033	245
Franklin Resources, Inc.	5,723	317
General Growth Properties, Inc.	9,116	256
Genworth Financial, Inc., Class A (a)	7,214	61
Hartford Financial Services Group, Inc.	6,300	263
HCP, Inc.	6,706	295
Health Care REIT, Inc.	4,785	362
Host Hotels & Resorts, Inc.	10,996	261
Hudson City BanCorp, Inc.	6,990	71
Huntington Bancshares, Inc.	11,869	125
IntercontinentalExchange Group, Inc.	1,648	361
Invesco Ltd.	6,285	249
Iron Mountain, Inc.	2,889	112
JPMorgan Chase & Co.	54,589	3,416
KeyCorp	12,738	177
Kimco Realty Corp.	5,971	150
Legg Mason, Inc.	1,480	79
Leucadia National Corp.	4,604	103
Lincoln National Corp.	3,792	219
Loews Corp.	4,370	184
M&T Bank Corp.	1,917	241
Marsh & McLennan Cos., Inc.	7,907	453
McGraw-Hill Cos., Inc.	3,964	353
MetLife, Inc.	16,589	897
Moody's Corp.	2,680	257
Morgan Stanley	22,295	865
NASDAQ Omx Group, Inc. (The)	1,715	82
Navient Corp.	5,990	129
Northern Trust Corp.	3,217	217
People's United Financial, Inc.	4,508	68
Plum Creek Timber Co., Inc.	2,573	110
PNC Financial Services Group, Inc.	7,684	701
Principal Financial Group, Inc.	3,970	206
Progressive Corp.	7,819	211
Prologis, Inc.	7,263	313
Prudential Financial, Inc.	6,682	604
Public Storage	2,118	392
Regions Financial Corp.	20,026	211
Simon Property Group, Inc.	4,538	827
State Street Corp.	6,096	479
SunTrust Banks, Inc.	7,614	319
T Rowe Price Group, Inc.	3,787	325
The Charles Schwab Corp.	16,780	507
The Chubb Corp.	3,443	356
The Goldman Sachs Group, Inc.	5,915	1,146

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Index 500 Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Macerich Co.	2,043	$170
Torchmark Corp.	1,897	103
Travelers Cos., Inc.	4,839	512
U.S. Bancorp	26,130	1,175
Unum Group	3,701	129
Ventas, Inc.	4,276	307
Vornado Realty Trust	2,535	298
Wells Fargo & Co.	68,937	3,779
Weyerhaeuser Co.	7,675	275
XL Group PLC	3,768	130
Zions Bancorp	2,946	84
		44,351
Health Care (13.6%):
Abbott Laboratories	21,989	990
AbbVie, Inc.	23,266	1,523
Actavis PLC (a)	3,870	996
Aetna, Inc.	5,151	458
Agilent Technologies, Inc.	4,845	198
Alexion Pharmaceuticals, Inc. (a)	2,895	536
Allergan, Inc.	4,350	925
AmerisourceBergen Corp.	3,033	273
Amgen, Inc.	11,108	1,769
Anthem, Inc.	3,941	495
Baxter International, Inc.	7,914	580
Becton Dickinson & Co.	2,803	390
Biogen Idec, Inc. (a)	3,448	1,170
Boston Scientific Corp. (a)	19,259	255
Bristol-Myers Squibb Co.	24,223	1,430
C.R. Bard, Inc.	1,084	181
Cardinal Health, Inc.	4,833	390
CareFusion Corp. (a)	2,977	177
Celgene Corp. (a)	11,663	1,305
Cerner Corp. (a)	4,438	287
Cigna Corp.	3,832	394
Covidien PLC	6,612	676
DaVita Healthcare Partners, Inc. (a)	2,496	189
DENTSPLY International, Inc.	2,059	110
Edwards Lifesciences Corp. (a)	1,562	199
Eli Lilly & Co.	14,308	987
Express Scripts Holding Co. (a)	10,717	907
Gilead Sciences, Inc. (a)	22,031	2,077
Hospira, Inc. (a)	2,451	150
Humana, Inc.	2,241	322
Intuitive Surgical, Inc. (a)	529	280
Johnson & Johnson	40,875	4,273
Laboratory Corp. of America Holdings (a)	1,233	133
Mallinckrodt PLC (a)	1,698	168
McKesson Corp.	3,386	703
Medtronic, Inc.	14,374	1,037
Merck & Co., Inc.	41,631	2,364

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Index 500 Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Mylan, Inc. (a)	5,465	$308
Patterson Cos., Inc.	1,273	61
PerkinElmer, Inc.	1,640	72
Perrigo Co. PLC	2,055	344
Pfizer, Inc.	92,009	2,866
Quest Diagnostics, Inc.	2,098	141
Regeneron Pharmaceuticals, Inc. (a)	1,083	444
St. Jude Medical, Inc.	4,175	272
Stryker Corp.	4,364	412
Tenet Healthcare Corp. (a)	1,464	74
Thermo Fisher Scientific, Inc.	5,841	732
UnitedHealth Group, Inc.	14,015	1,418
Universal Health Services, Inc., Class B	1,325	147
Varian Medical Systems, Inc. (a)	1,460	126
Vertex Pharmaceuticals, Inc. (a)	3,512	417
Waters Corp. (a)	1,219	137
Zimmer Holdings, Inc.	2,473	280
Zoetis, Inc.	7,281	313
		37,861
Industrials (10.0%):
3M Co.	9,357	1,538
Allegion PLC	1,397	77
AMETEK, Inc.	3,570	188
Boeing Co.	9,682	1,258
C.H. Robinson Worldwide, Inc.	2,137	160
Caterpillar, Inc.	8,840	810
Cintas Corp.	1,403	110
CSX Corp.	14,521	526
Cummins, Inc.	2,484	358
Danaher Corp.	8,927	765
Deere & Co.	5,234	463
Delta Air Lines, Inc.	12,247	603
Dover Corp.	2,419	173
Dun & Bradstreet Corp.	524	63
Eaton Corp. PLC	6,913	470
Emerson Electric Co.	10,139	626
Equifax, Inc.	1,769	143
Expeditors International of Washington, Inc.	2,834	126
Fastenal Co.	3,966	189
FedEx Corp.	3,846	668
Flowserve Corp.	1,987	119
Fluor Corp.	2,288	140
General Dynamics Corp.	4,597	633
General Electric Co.	146,647	3,706
Honeywell International, Inc.	11,431	1,142
Illinois Tool Works, Inc.	5,252	497
Ingersoll-Rand PLC	3,886	246
Jacobs Engineering Group, Inc. (a)	1,933	86
Joy Global, Inc.	1,468	68
Kansas City Southern industries, Inc.	1,602	195

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Index 500 Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
L-3 Communications Holdings, Inc.	1,252	$158
Lockheed Martin Corp.	3,919	755
Masco Corp.	5,178	130
Nielsen Holdings NV	4,696	210
Norfolk Southern Corp.	4,518	495
Northrop Grumman Corp.	2,949	435
PACCAR, Inc.	5,154	351
Pall Corp.	1,551	157
Parker Hannifin Corp.	2,161	279
Pentair PLC	2,727	181
Pitney Bowes, Inc.	2,946	72
Precision Castparts Corp.	2,084	502
Quanta Services, Inc. (a)	3,149	89
Raytheon Co.	4,514	488
Republic Services, Inc.	3,668	148
Robert Half International, Inc.	1,997	117
Rockwell Automation, Inc.	1,982	220
Rockwell Collins, Inc.	1,941	164
Roper Industries, Inc.	1,453	227
Ryder System, Inc.	770	71
Snap-on, Inc.	844	115
Southwest Airlines Co.	9,911	419
Stanley Black & Decker, Inc.	2,270	218
Stericycle, Inc. (a)	1,232	161
Textron, Inc.	4,056	171
The ADT Corp.	2,527	92
Tyco International PLC	6,110	268
Union Pacific Corp.	12,983	1,548
United Parcel Service, Inc., Class B	10,178	1,132
United Rentals, Inc. (a)	1,457	149
United Technologies Corp.	12,381	1,424
W.W. Grainger, Inc.	884	225
Waste Management, Inc.	6,219	319
Xylem, Inc.	2,653	101
		27,737
Information Technology (18.8%):
Accenture PLC, Class A	9,170	819
Adobe Systems, Inc. (a)	6,919	503
Akamai Technologies, Inc. (a)	2,588	163
Alliance Data Systems Corp. (a)	929	266
Altera Corp.	4,488	166
Amphenol Corp., Class A	4,519	243
Analog Devices, Inc.	4,564	253
Apple, Inc.	85,645	9,452
Applied Materials, Inc.	17,792	443
Autodesk, Inc. (a)	3,301	198
Automatic Data Processing, Inc.	7,039	587
Avago Technologies Ltd.	3,693	371
Broadcom Corp., Class A	7,867	341
CA, Inc.	4,655	142

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Index 500 Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Cisco Systems, Inc.	74,674	$2,078
Citrix Systems, Inc. (a)	2,350	150
Cognizant Technology Solutions Corp., Class A (a)	8,892	468
Computer Sciences Corp.	2,051	129
Corning, Inc.	18,756	430
eBay, Inc. (a)	16,509	926
Electronic Arts, Inc. (a)	4,541	213
EMC Corp.	29,716	884
F5 Networks, Inc. (a)	1,076	140
Facebook, Inc. (a)	30,533	2,381
Fidelity National Information Services, Inc.	4,146	258
First Solar, Inc. (a)	1,123	50
Fiserv, Inc. (a)	3,562	253
FLIR Systems, Inc.	2,059	67
Google, Inc., Class A (a)	4,162	2,209
Google, Inc., Class C (a)	4,158	2,189
Harris Corp.	1,522	109
Hewlett-Packard Co.	27,253	1,094
Intel Corp.	70,606	2,563
International Business Machines Corp.	13,440	2,157
Intuit, Inc.	4,169	384
Juniper Networks, Inc.	5,622	125
KLA-Tencor Corp.	2,402	169
Lam Research Corp.	2,321	184
Linear Technology Corp.	3,465	158
MasterCard, Inc., Class A	14,299	1,232
Microchip Technology, Inc.	2,911	131
Micron Technology, Inc. (a)	15,675	549
Microsoft Corp.	120,371	5,592
Motorola Solutions, Inc.	3,093	207
NetApp, Inc.	4,551	189
NVIDIA Corp.	7,479	150
Oracle Corp.	47,246	2,125
Paychex, Inc.	4,747	219
QUALCOMM, Inc.	24,279	1,805
Red Hat, Inc. (a)	2,747	190
Salesforce.com, Inc. (a)	8,569	508
SanDisk Corp.	3,222	316
Seagate Technology PLC	4,778	318
Symantec Corp.	10,031	257
TE Connectivity Ltd.	5,945	376
Teradata Corp. (a)	2,251	98
Texas Instruments, Inc.	15,425	825
Total System Services, Inc.	2,416	82
VeriSign, Inc. (a)	1,591	91
Visa, Inc., Class A	7,132	1,870
Western Digital Corp.	3,195	354
Western Union Co.	7,696	138
Xerox Corp.	15,747	218
Xilinx, Inc.	3,861	167
Yahoo!, Inc. (a)	12,865	650
		52,372

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Index 500 Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (3.1%):
Air Products & Chemicals, Inc.	2,808	$405
Airgas, Inc.	974	112
Alcoa, Inc.	17,214	272
Allegheny Technologies, Inc.	1,587	55
Avery Dennison Corp.	1,330	69
Ball Corp.	2,011	136
CF Industries Holdings, Inc.	721	197
Eastman Chemical Co.	2,166	164
Ecolab, Inc.	3,944	412
Ei DU Pont de Nemours & Co.	13,229	978
FMC Corp.	1,934	110
Freeport-McMoRan, Inc.	15,174	355
International Flavors & Fragrances, Inc.	1,179	120
International Paper Co.	6,203	332
LyondellBasell Industries NV, Class A	6,068	482
Martin Marietta Materials, Inc.	894	99
MeadWestvaco Corp.	2,447	109
Monsanto Co.	7,068	844
Newmont Mining Corp.	7,245	137
Nucor Corp.	4,632	227
Owens-Illinois, Inc. (a)	2,394	65
PPG Industries, Inc.	2,002	463
Praxair, Inc.	4,242	550
Sealed Air Corp.	3,080	131
Sherwin-Williams Co.	1,191	313
Sigma-Aldrich Corp.	1,728	237
The Dow Chemical Co.	16,178	738
The Mosaic Co.	4,626	211
Vulcan Materials Co.	1,901	125
		8,448
Telecommunication Services (2.2%):
AT&T, Inc.	75,746	2,544
CenturyLink, Inc.	8,334	330
Frontier Communications Corp.	14,558	97
Level 3 Communications, Inc. (a)	4,038	199
Verizon Communications, Inc.	60,599	2,836
Windstream Holdings, Inc.	8,755	72
		6,078
Utilities (3.1%):
AES Corp.	9,667	133
AGL Resources, Inc.	1,735	95
Ameren Corp.	3,525	163
American Electric Power Co., Inc.	7,144	434
CenterPoint Energy, Inc.	6,244	146
CMS Energy Corp.	4,063	141
Consolidated Edison, Inc.	4,255	281
Dominion Resources, Inc. (Virginia)	8,526	657
DTE Energy Co.	2,571	222

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Index 500 Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Duke Energy Corp.	10,328	$862
Edison International	4,733	310
Entergy Corp.	2,635	231
Exelon Corp.	12,550	465
FirstEnergy Corp.	6,106	238
Integrys Energy Group, Inc.	1,161	90
NextEra Energy, Inc.	6,374	677
NiSource, Inc.	4,580	194
Northeast Utilities	4,626	248
NRG Energy, Inc.	4,906	132
Pepco Holdings, Inc.	3,646	98
PG&E Corp.	6,937	369
Pinnacle West Capital Corp.	1,604	110
PPL Corp.	9,712	353
Public Service Enterprise Group, Inc.	7,350	304
SCANA Corp.	2,063	125
Sempra Energy	3,375	376
Southern Co.	13,140	645
TECO Energy, Inc.	3,389	69
Wisconsin Energy Corp.	3,276	173
Xcel Energy, Inc.	7,342	264
		8,605
Total Common Stocks (Cost $77,066)		266,334
U.S. Treasury Obligations (0.4%)
U.S. Treasury Bills, 0.04%, 6/11/15 (c)	$1,000	1,000
Total U.S. Treasury Obligations (Cost $1,000)		1,000
Investment Companies (3.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (d)	9,888,890	9,889
Total Investment Companies (Cost $9,889)		9,889
Total Investments (Cost $87,955) — 100.0%		277,223
Other assets in excess of liabilities — 0.0%		112
NET ASSETS — 100.00%		$277,335

(a)  Non-income producing security.

(b)  Affiliated company security (See Notes to Financial Statements).

(c)  Zero-coupon bond.

(d)  Rate disclosed is the daily yield on 12/31/14.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Index 500 Fund  December 31, 2014

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Future	94	3/20/15	$9,646,280	$138,973
				$138,973

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Munder Mid-Cap Core Growth Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (100.0%)
Consumer Discretionary (17.1%):
Advance Auto Parts, Inc.	535,400	$85,279
BorgWarner, Inc.	1,481,200	81,392
Discovery Communications, Inc., Class A (a)	1,001,300	34,495
Discovery Communications, Inc., Class C (a)	1,001,300	33,764
Fossil Group, Inc. (a)	479,900	53,144
L Brands, Inc.	1,299,800	112,497
Liberty Broadband Corp., Class A (a)	475,461	23,816
Liberty Broadband Corp., Class C (a)	650,723	32,419
Liberty Media Corp., Series A (a)	706,246	24,909
Liberty Media Corp. (a)	1,386,692	48,576
Macy's, Inc.	1,476,900	97,106
Marriott International, Inc., Class A	1,129,300	88,119
Penske Automotive Group, Inc.	1,512,800	74,233
Ross Stores, Inc.	1,045,200	98,520
Starz (a)	2,166,346	64,340
Thor Industries, Inc.	1,065,200	59,513
Toll Brothers, Inc. (a)	1,481,300	50,764
		1,062,886
Consumer Staples (4.6%):
Church & Dwight Co., Inc.	1,303,150	102,701
Monster Beverage Corp. (a)	850,800	92,184
The Hain Celestial Group, Inc. (a)	1,589,400	92,646
		287,531
Energy (4.9%):
Atwood Oceanics, Inc. (a)	1,022,800	29,017
Baker Hughes, Inc.	869,300	48,742
Concho Resources, Inc. (a)	670,400	66,873
Gulfport Energy Corp. (a)	1,136,900	47,454
Helix Energy Solutions Group, Inc. (a)	2,083,800	45,218
Oceaneering International, Inc.	709,400	41,720
Whiting Petroleum Corp. (a)	864,314	28,522
		307,546
Financials (19.7%):
Affiliated Managers Group, Inc. (a)	606,000	128,618
Digital Realty Trust, Inc.	784,425	52,007
Essex Property Trust, Inc.	261,850	54,098
Invesco Ltd.	2,981,500	117,829
Iron Mountain, Inc.	1,885,842	72,907
Kilroy Realty Corp.	984,200	67,979
Lincoln National Corp.	2,100,000	121,107
Northern Trust Corp.	1,148,000	77,375
Radian Group, Inc.	6,492,700	108,558
Reinsurance Group of America, Inc.	1,066,500	93,447
Signature Bank (a)	701,075	88,307

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Mid-Cap Core Growth Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
SLM Corp.	9,085,400	$92,580
SunTrust Banks, Inc.	1,231,400	51,596
The Macerich Co.	1,295,500	108,058
		1,234,466
Health Care (13.1%):
BioMarin Pharmaceutical, Inc. (a)	1,079,825	97,616
C.R. Bard, Inc.	437,700	72,930
Catamaran Corp. (a)	1,655,500	85,673
Centene Corp. (a)	454,900	47,241
Cerner Corp. (a)	1,218,500	78,788
Cooper Companies, Inc.	653,200	105,877
HealthSouth Corp.	2,153,100	82,808
Mylan, Inc. (a)	1,381,800	77,892
PerkinElmer, Inc.	1,589,000	69,487
Perrigo Co. PLC	541,300	90,484
		808,796
Industrials (13.1%):
Allison Transmission Holding, Inc.	1,967,600	66,702
AMETEK, Inc.	1,292,400	68,020
Esterline Technologies Corp. (a)	521,500	57,198
Fortune Brands Home & Security, Inc.	1,529,100	69,222
Hubbell, Inc., Class B	533,600	57,004
Kansas City Southern industries, Inc.	640,825	78,200
Kirby Corp. (a)	616,660	49,789
Nordson Corp.	864,500	67,396
Old Dominion Freight Line, Inc. (a)	971,500	75,427
Precision Castparts Corp.	245,100	59,040
Stericycle, Inc. (a)	571,075	74,857
Terex Corp.	1,129,200	31,482
WABCO Holdings, Inc. (a)	620,300	64,995
		819,332
Information Technology (13.4%):
Avago Technologies Ltd.	857,100	86,216
Check Point Software Technologies Ltd. (a)	967,175	75,991
Cognizant Technology Solutions Corp., Class A (a)	1,750,620	92,188
Mentor Graphics Corp.	3,226,800	70,731
Microchip Technology, Inc.	1,496,400	67,503
On Semiconductor Corp. (a)	6,911,800	70,017
PTC, Inc. (a)	1,597,200	58,537
Red Hat, Inc. (a)	1,198,700	82,879
Skyworks Solutions, Inc.	2,327,000	169,195
Solera Holdings, Inc.	1,260,425	64,509
		837,766
Materials (8.0%):
Airgas, Inc.	895,025	103,089
Eagle Materials	583,100	44,333
Ecolab, Inc.	770,400	80,522

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Mid-Cap Core Growth Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
LyondellBasell Industries NV, Class A	923,100	$73,285
PolyOne Corp.	1,605,200	60,853
RPM International, Inc.	1,476,300	74,863
W.R. Grace & Co. (a)	716,200	68,318
		505,263
Telecommunication Services (2.0%):
SBA Communications Corp. (a)	1,118,100	123,841
Utilities (4.1%):
Black Hills Corp.	629,600	33,394
ITC Holdings Corp.	2,433,000	98,366
NiSource, Inc.	2,851,100	120,944
		252,704
Total Common Stocks (Cost $3,224,919)		6,240,131
Rights (0.0%)#
Consumer Discretionary (0.0%):#
Liberty Broadband Corp. (a)	227,298	2,159
Total Rights (Cost $—)		2,159
Exchange-Traded Funds (0.2%)
SPDR S&P MidCap 400 ETF	56,000	14,782
Total Exchange-Traded Funds (Cost $14,962)		14,782
Investment Companies (0.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	38,114,827	38,115
Total Investment Companies (Cost $38,115)		38,115
Total Investments (Cost $3,877,996) — 100.8%		6,295,187
Liabilities in excess of other assets — (0.8)%		(48,172)
NET ASSETS — 100.00%		$6,247,015

(a)  Non-income producing security.

#  Amount represents less than 0.05% of net assets.

(b)  Rate disclosed is the daily yield on 12/31/14.

ETF — Exchange-Traded Fund

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Munder Emerging Markets Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (85.7%)
Bermuda (2.1%):
Consumer Discretionary (1.1%):
GOME Electrical Appliances Holding Ltd.	278,000	$41
Industrials (1.0%):
Nam Cheong Ltd.	175,000	41
		82
Brazil (6.2%):
Consumer Discretionary (2.0%):
Guararapes Confeccoes SA	600	19
Kroton Educacional SA	6,800	40
Magazine Luiza SA	5,700	16
		75
Consumer Staples (0.6%):
Sao Martinho SA	1,500	21
Energy (0.4%):
Qgep Paticipacoes SA	5,200	14
Financials (1.6%):
Banco ABC Brasil SA	7,500	38
Sul America SA	4,700	23
		61
Health Care (0.5%):
Qualicorp SA (b)	2,000	21
Information Technology (0.5%):
Linx SA	1,100	21
Utilities (0.6%):
Light SA	3,800	24
		237
British Virgin Islands (0.5%):
Information Technology (0.5%):
Luxoft Holding, Inc. (b)	492	19
China (17.7%):
Consumer Discretionary (2.2%):
Anta Sports Products Ltd.	21,000	37
China Zhengtong Auto Services Holdings Ltd.	35,500	16
Chongqing Changan Automobile Co. Ltd.	13,600	31
		84
Consumer Staples (0.4%):
China Modern Dairy Holdings Ltd. (b)	57,000	16

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Emerging Markets Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (2.4%):
Central China Securities Co. Ltd., Class H (b)	39,000	$37
Kaisa Group Holdings Ltd. (a)	104,000	17
KWG Property Holding Ltd.	57,500	39
		93
Health Care (1.2%):
China Shineway Pharmaceutical Group Ltd.	14,000	21
Sihuan Pharmaceutical Holdings Group Ltd.	35,000	23
		44
Industrials (4.1%):
China Lesso Group Holdings Ltd.	89,000	43
China Railway Construction Corp.	26,500	34
Lonking Holdings Ltd.	101,000	21
Sichuan Expressway Co. Ltd., Class H	78,000	33
Sinotrans Ltd.	38,000	25
		156
Information Technology (2.8%):
BYD Electronic (International) Co. Ltd.	44,500	43
TCL Communication Technology Holdings Ltd.	31,000	29
YY, Inc., ADR (b)	568	35
		107
Materials (1.7%):
Huaxin Cement Co. Ltd., Class B	36,420	45
Tiangong International Co. Ltd.	118,000	22
		67
Telecommunication Services (0.4%):
Xinyi Solar Holdings Ltd.	60,000	16
Utilities (2.5%):
China Power International Development Ltd.	92,000	46
Datang International Power Generation Co. Ltd.	56,000	30
Huadian Fuxin Energy Corp. Ltd., Class H	42,000	20
		96
		679
Colombia (0.5%):
Financials (0.5%):
Banco Davivienda SA	1,602	19
Cyprus (0.7%):
Energy (0.7%):
Eurasia Drilling Co. Ltd., GDR	1,567	28
Egypt (0.7%):
Financials (0.7%):
Palm Hills Developments SAE (b)	43,241	25

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Emerging Markets Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Greece (0.6%):
Industrials (0.6%):
Aegean Airlines	2,618	$22
Hong Kong (2.9%):
Consumer Discretionary (0.5%):
Sinomedia Holding Ltd.	35,000	20
Financials (1.4%):
Far East Horizon Ltd.	52,000	51
Health Care (1.0%):
Lijun International Pharmaceutical (Holding) Co. Ltd.	86,000	39
		110
Hungary (0.6%):
Telecommunication Services (0.6%):
Magyar Telekom Telecommunications PLC (b)	17,130	22
Indonesia (1.0%):
Consumer Staples (0.5%):
PT Perusahaan Perkebunan London Sumatra Indonesia TBK	120,900	18
Financials (0.5%):
PT Ciputra Development TBK	206,700	21
		39
Jersey (1.0%):
Information Technology (1.0%):
WNS (Holdings) Ltd., ADR (b)	1,864	39
Korea, Republic Of (13.2%):
Consumer Discretionary (3.2%):
Hansae Co. Ltd.	834	30
Hanssem Co. Ltd. (b)	197	20
LF Corp.	758	21
SL Corp.	1,375	22
Sungwoo Hitech Co. Ltd.	2,888	30
		123
Consumer Staples (1.8%):
BGF Retail Co. Ltd. (b)	505	35
CJ Freshway Corp. (b)	816	34
		69
Financials (1.8%):
KIWOOM Securities Co. Ltd.	511	21
Korean Reinsurance Co.	1,927	19
Kyongnam Bank (b)	2,661	29
		69
Health Care (1.5%):
Boryung Pharmaceutical Co. Ltd.	788	29
I-Sens, Inc. (b)	492	28
		57

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Emerging Markets Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Information technology (0.9%):
Tovis Co. Ltd.	2,314	$34
Information Technology (2.2%):
Com2us Corp. (b)	363	44
WONIK IPS Co. Ltd. (b)	3,234	41
		85
Materials (1.8%):
Seah Besteel Corp.	1,690	42
SKC Co. Ltd.	1,196	29
		71
		508
Luxembourg (0.8%):
Materials (0.8%):
Ternium SA, ADR	1,735	31
Malaysia (1.6%):
Energy (0.5%):
Perdana Petroleum Berhad	57,200	18
Health Care (1.1%):
Kossan Rubber Industries Berhad	34,000	43
		61
Mexico (5.5%):
Consumer Discretionary (1.0%):
Megacable Holdings Sab de CV (b)	10,300	40
Consumer Staples (1.9%):
Gruma Sab de CV, Class B	6,700	71
Financials (1.8%):
Corporacion Inmobiliaria Vesta Sab de CV	11,500	23
Credito Real Sab de CV	8,667	19
Macquarie Mexico Real Estate Management SA de CV	15,500	26
		68
Industrials (0.8%):
Ohl Mexico Sab de CV (b)	17,000	32
		211
Philippines (3.8%):
Consumer Discretionary (0.6%):
ABS-CBN Holdings Corp.	21,700	22
Financials (0.7%):
Filinvest Land, Inc.	833,000	29
Industrials (0.6%):
Cebu Air, Inc.	12,430	24

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Emerging Markets Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (1.9%):
Nickel Asia Corp.	68,317	$72
		147
Russian Federation (1.0%):
Materials (1.0%):
ALROSA AO	38,638	40
South Africa (7.1%):
Consumer Staples (2.0%):
Astral Foods Ltd.	2,035	31
AVI Ltd.	6,867	46
		77
Financials (0.8%):
Resilient Property Income Fund Ltd.	4,190	30
Industrials (0.5%):
Raubex Group Ltd.	9,678	18
Materials (2.2%):
Mpact Ltd.	21,480	68
Sibanye Gold Ltd.	9,286	18
		86
Telecommunication Services (1.6%):
Telkom SA SOC Ltd. (b)	10,033	61
		272
Taiwan (9.0%):
Consumer Discretionary (1.2%):
Grand Ocean Retail Group Ltd.	12,000	21
Taiwan Paiho Ltd.	18,000	24
		45
Financials (0.5%):
Chailease Holding Co. Ltd.	8,170	20
Industrials (2.6%):
Rechi Precision Co. Ltd.	22,000	24
Sporton International, Inc.	8,000	39
Syncmold Enterprise Corp.	19,000	38
		101
Information Technology (4.7%):
Coretronic Corp.	26,500	36
Everlight Electronics Co. Ltd.	19,000	43
Sigurd Microelectronics Corp.	30,000	29
Silicon Motion Technology Corp., ADR	1,678	40
WT Microelectronics Co. Ltd.	23,000	33
		181
		347

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Emerging Markets Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Thailand (5.4%):
Consumer Staples (2.1%):
GFPT Public Co. Ltd.	148,800	$81
Financials (1.3%):
Supalai Public Co. Ltd.	45,300	33
Thanachart Capital Public Co. Ltd.	18,600	18
		51
Industrials (0.7%):
Bangkok Expressway Public Co. Ltd.	21,700	26
Information Technology (0.9%):
Hana Microelectronics Public Co. Ltd.	28,700	33
Telecommunication Services (0.4%):
Thaicom Public Co. Ltd.	15,300	16
		207
Turkey (3.8%):
Consumer Discretionary (0.7%):
Dogus Otomotiv Servis ve Ticaret AS	5,124	26
Financials (0.8%):
Turkiye Sinai Kalkinma Bankasi AS	35,861	31
Industrials (1.7%):
Tekfen Holding AS (b)	11,604	29
Trakya Cam Sanayii AS	24,093	35
		64
Materials (0.6%):
Akcansa Cimento	3,367	23
		144
Total Common Stocks (Cost $3,136)		3,289
Preferred Stocks (0.6%)
Russian Federation (0.6%):
Energy (0.6%):
Ak Transneft OAO	11	23
Total Preferred Stocks (Cost $24)		23
Rights (0.3%)
Russian Federation (0.3%):
Financials (0.3%):
Moscow Exchange MICEX (b)	10,711	10
Total Rights (Cost $17)		10

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Emerging Markets Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
Exchange-Traded Funds (10.5%)
United States (10.5%):
iShares MSCI Emerging Markets ETF	2,637	$119
IShares MSCI India Small-cap ETF	8,464	285
		404
Total Exchange-Traded Funds (Cost $369)		404
Cash Equivalents (3.0%)
United States (3.0%):
Citibank Money Market Deposit Account, 0.02% (c)	$115	115
Total Cash Equivalents (Cost $115)		115
Total Investments (Cost $3,661) — 100.1%		3,841
Liabilities in excess of other assets — (0.1)%		(3)
NET ASSETS — 100.00%		$3,838

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at December 31, 2014.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 12/31/14.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depository Receipt

OAO — Russian Open Joint Stock Corporations

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Munder International Fund-Core Equity  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.5%)
Australia (4.9%):
Energy (0.4%):
Beach Energy Ltd.	51,804	$44
Oil Search Ltd.	8,758	57
		101
Financials (2.8%):
Australia & New Zealand Banking Group Ltd.	6,985	182
Commonwealth Bank of Australia	1,474	102
Dexus Property Group	19,278	109
Insurance Australia Group Ltd.	24,348	124
Macquarie Group Ltd.	1,439	68
Westpac Banking Corp.	4,998	134
		719
Health Care (0.4%):
Healthscope Ltd. (b)	39,582	88
Materials (0.9%):
Rio Tinto Ltd.	5,082	238
Telecommunication Services (0.4%):
Telstra Corp. Ltd.	17,981	87
		1,233
Belgium (1.9%):
Consumer Staples (1.6%):
Anheuser-Busch InBev NV	2,106	237
Delhaize Group SA	2,148	156
		393
Financials (0.3%):
KBC Groep NV	1,582	88
		481
Brazil (1.6%):
Consumer Discretionary (0.8%):
Kroton Educacional SA	33,600	196
Energy (0.2%):
Petroleo Brasileiro SA, ADR	6,343	48
Financials (0.6%):
Itau Unibanco Holding SA, ADR	7,693	100
Porto Seguro SA	4,700	54
		154
		398
Canada (6.9%):
Consumer Discretionary (0.4%):
Magna International, Inc.	949	103
See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Fund-Core Equity  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc., Class B	5,980	$250
Energy (1.4%):
Canadian Natural Resources Ltd.	4,100	127
Gran Tierra Energy, Inc. (b)	14,925	57
Meg Energy Corp. (b)	4,918	83
Suncor Energy, Inc.	3,053	97
		364
Financials (2.9%):
Canadian Apartment Properties REIT	4,023	87
Canadian Imperial Bank of Commerce	3,056	263
Royal Bank of Canada	3,733	258
Sun Life Financial, Inc.	3,889	140
		748
Industrials (0.5%):
Canadian Pacific Railway Ltd.	629	121
Materials (0.7%):
Canfor Corp. (b)	4,495	115
OceanaGold Corp. (b)	32,249	56
		171
		1,757
China (4.3%):
Energy (0.6%):
China Oilfield Services Ltd.	47,875	83
PetroChina Co. Ltd.	70,000	78
		161
Financials (1.9%):
Bank of China Ltd.	335,275	188
Industrial & Commercial Bank of China Ltd.	285,250	207
New China Life Insurance Co. Ltd., Class H	19,200	96
		491
Industrials (0.6%):
China Railway Construction Corp.	111,075	141
Information Technology (0.4%):
NetEase, Inc., ADR	1,048	104
Materials (0.4%):
Anhui Conch Cement Co. Ltd.	24,500	91
Utilities (0.4%):
Datang International Power Generation Co. Ltd.	190,000	102
		1,090
Denmark (2.1%):
Consumer Discretionary (1.1%):
Pandora A/S	3,422	278

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Fund-Core Equity  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (0.4%):
Danske Bank A/S	3,770	$101
Industrials (0.6%):
A.P. Moeller-Maersk A/S, Class B	82	163
		542
Finland (0.5%):
Financials (0.5%):
Sampo Oyj, Class A	2,487	117
France (5.9%):
Consumer Discretionary (0.6%):
Valeo SA	1,281	160
Consumer Staples (1.1%):
Carrefour SA	4,011	122
Pernod Ricard SA	1,367	151
		273
Energy (0.7%):
Total SA, ADR	3,525	181
		181
Financials (0.8%):
Credit Agricole SA	4,892	63
Societe Generale	3,543	149
		212
Industrials (1.2%):
Airbus Group NV	1,964	98
Teleperformance	3,016	205
		303
Information Technology (0.7%):
Cap Gemini SA	1,191	85
Ingenico	891	93
		178
Telecommunication Services (0.8%):
Orange SA	11,366	193
		1,500
Germany (5.7%):
Consumer Discretionary (1.6%):
Daimler AG, Registered Shares	2,558	214
Volkswagen AG	815	182
		396
Consumer Staples (0.7%):
Henkel AG & Co. KGAA	1,916	187
Financials (0.7%):
Hannover Rueck SE	1,986	180

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Fund-Core Equity  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Health Care (0.9%):
Bayer AG	1,772	$242
Industrials (1.0%):
Deutsche Post AG	3,865	126
Siemens AG	1,099	125
		251
Information Technology (0.5%):
United Internet AG	2,667	121
Telecommunication Services (0.3%):
Freenet AG	2,589	74
		1,451
Hong Kong (3.4%):
Financials (1.0%):
BOC Hong Kong Holdings Ltd.	25,000	83
Cheung Kong Holdings Ltd.	9,825	164
		247
Industrials (0.8%):
Hutchison Whampoa Ltd.	18,000	206
Telecommunication Services (0.9%):
China Mobile Ltd.	9,500	112
HKT Trust & HKT Ltd.	91,000	118
		230
Utilities (0.7%):
Cheung Kong Infrastructure Holdings Ltd.	22,875	169
		852
India (2.0%):
Consumer Discretionary (0.4%):
Tata Motors Ltd.	13,263	103
Financials (0.5%):
Union Bank of India	34,379	129
Health Care (0.4%):
Lupin Ltd.	4,793	109
Information Technology (0.3%):
HCL Technologies Ltd.	3,365	85
Telecommunication Services (0.4%):
Idea Cellular Ltd.	35,470	86
		512
Ireland (1.7%):
Health Care (1.2%):
ICON PLC (b)	2,589	132
Shire PLC	2,337	165
		297

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Fund-Core Equity  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.5%):
Smurfit Kappa Group PLC	6,034	$136
		433
Israel (1.1%):
Health Care (0.8%):
Teva Pharmaceutical Industries Ltd.	3,542	204
Telecommunication Services (0.3%):
Bezeq The Israeli Telecommunication Corp.	43,964	78
		282
Italy (0.9%):
Consumer Discretionary (0.2%):
GTECH SpA	2,662	60
Utilities (0.7%):
Enel SpA	22,228	99
Snam SpA	16,434	81
		180
		240
Japan (16.3%):
Consumer Discretionary (3.3%):
Bridgestone Corp.	6,700	233
Fuji Heavy Industries Ltd.	3,900	137
Panasonic Corp.	6,900	81
Sekisui House Ltd.	6,400	84
Toyota Motor Corp.	4,825	301
		836
Consumer Staples (1.2%):
NH Foods Ltd.	7,000	153
Seven & I Holdings Co. Ltd.	3,900	141
		294
Energy (0.2%):
INPEX Corp.	5,700	63
Financials (3.1%):
Chiba Bank Ltd.	13,700	90
Daiwa House Industry Co. Ltd.	9,700	184
Mizuho Financial Group, Inc.	44,600	75
ORIX Corp.	13,300	166
Sumitomo Mitsui Financial Group, Inc.	5,125	185
Tokio Marine Holdings, Inc.	2,700	88
		788
Health Care (1.2%):
Astellas Pharma, Inc.	9,800	136
Nihon Kohden Corp.	1,700	84
Otsuka Holdings Co. Ltd.	2,600	78
		298

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Fund-Core Equity  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (2.9%):
Central Japan Railway Co.	1,400	$210
Hitachi Ltd.	11,000	81
Mitsubishi Electric Corp.	7,000	83
Mitsubishi Heavy Industries LT	27,000	149
Mitsui & Co. Ltd.	6,800	91
NSK Ltd.	10,544	125
		739
Information Technology (1.6%):
Canon, Inc.	2,900	92
Fujitsu Ltd.	12,000	64
Murata Manufacturing Co. Ltd.	1,200	131
Omron Corp.	2,500	112
		399
Materials (1.6%):
Asahi Kasei Corp.	15,000	138
Mitsubishi Chem Holdings	16,100	78
Nippon Steel & Sumitomo Metal	40,000	99
Sumitomo Metal Mining Co. Ltd.	6,000	90
		405
Telecommunication Services (0.9%):
KDDI Corp.	2,000	125
Softbank Corp.	1,650	98
		223
Utilities (0.3%):
Tokyo Gas Co. Ltd.	14,925	81
		4,126
Korea, Republic Of (2.4%):
Consumer Discretionary (0.3%):
LG Electronics, Inc.	1,113	60
Consumer Staples (1.0%):
Amorepacific Corp. (b)	74	149
BGF Retail Co. Ltd. (b)	1,586	109
		258
Financials (0.3%):
Industrial Bank of Korea	6,392	82
Information Technology (0.3%):
LG Display Co. Ltd. (b)	2,486	75
Telecommunication Services (0.5%):
SK Telecom Co. Ltd.	502	122
		597

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Fund-Core Equity  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Malaysia (0.6%):
Financials (0.6%):
Hong Leong Financial Group Berhad	19,300	$91
RHB Capital Berhad	32,400	70
		161
Mexico (0.8%):
Consumer Staples (0.5%):
Gruma Sab de CV, Class B	11,000	117
Industrials (0.3%):
Ohl Mexico Sab de CV (b)	44,500	83
		200
Netherlands (2.8%):
Consumer Staples (0.6%):
Heineken NV	1,034	73
Koninklijke Ahold NV	4,922	88
		161
Energy (1.4%):
Royal Dutch Shell PLC, ADR	7,928	355
		355
Financials (0.4%):
ING Groep NV (b)	8,038	104
Industrials (0.4%):
Aercap Holdings NV (b)	2,467	96
		716
Norway (1.5%):
Consumer Staples (0.5%):
Marine Harvest ASA	8,139	112
Energy (0.2%):
Statoil ASA	2,956	52
Financials (0.5%):
DNB ASA	8,918	131
Materials (0.3%):
Norsk Hydro ASA	14,080	79
		374
Poland (0.3%):
Utilities (0.3%):
Tauron Polska Energia SA	53,971	77
Portugal (0.3%):
Utilities (0.3%):
EDP — Energias de Portugal SA	22,107	85

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Fund-Core Equity  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Republic of Korea (South) (0.8%):
Information Technology (0.8%):
Samsung Electronics Co. Ltd.	71	$86
SK Hynix, Inc. (b)	2,770	119
		205
Russian Federation (0.7%):
Energy (0.4%):
LUKOIL Holding Depository Receipt, ADR	1,362	52
OAO Gazprom, GDR	10,666	49
		101
Materials (0.3%):
MMC Norilsk Nickel JSC, ADR	6,043	83
		184
Singapore (0.8%):
Financials (0.8%):
DBS Group Holdings Ltd.	12,700	196
South Africa (2.1%):
Consumer Discretionary (0.4%):
Steinhoff International Holdings Ltd.	19,700	101
Financials (0.5%):
Sanlam Ltd.	19,469	117
Health Care (0.4%):
NetCare Ltd.	29,596	97
Materials (0.3%):
Sibanye Gold Ltd.	41,918	81
Telecommunication Services (0.5%):
Telkom SA SOC Ltd. (b)	20,985	126
		522
Spain (1.3%):
Financials (0.7%):
Banco Santander SA	8,241	69
Mapfre SA	33,430	112
		181
Utilities (0.6%):
Red Electrica Corp. SA	1,569	138
		319
Sweden (2.3%):
Financials (1.1%):
Skandinaviska Enskilda Banken AB, Class A	13,303	168
Swedbank AB, A Shares	4,623	115
		283

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Fund-Core Equity  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (0.3%):
Trelleborg AB, B Shares	3,844	$65
Information Technology (0.6%):
Hexagon AB, B Shares	2,333	72
Telefonaktiebolaget Lm Ericsso	7,009	85
		157
Materials (0.3%):
Boliden AB	4,696	75
		580
Switzerland (6.9%):
Consumer Staples (1.0%):
Aryzta AG	2,221	171
Nestle SA	1,039	76
		247
Financials (1.1%):
Swiss Life Holding AG	831	196
Zurich Insurance Group AG, ADR	2,789	87
		283
Health Care (3.1%):
Actelion Ltd.	1,363	157
Novartis AG	3,958	364
Roche Holding AG	1,009	274
		795
Industrials (0.2%):
Oc Oerlikon Corp. AG	4,627	58
Information Technology (0.5%):
Logitech International SA	8,717	118
Materials (0.7%):
Glencore PLC	36,696	169
Telecommunication Services (0.3%):
Swisscom AG	138	72
		1,742
Taiwan, Province Of China (3.1%):
Financials (0.9%):
Ctbc Financial Holding Co. Ltd.	122,587	79
Taishin Financial Holding Co. Ltd.	373,873	154
		233
Information Technology (2.2%):
AU Optronics Corp.	314,000	159
Largan Precision Co. Ltd.	3,000	225
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	163
		547
		780

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Fund-Core Equity  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Thailand (0.5%):
Consumer Staples (0.5%):
Thai Union Frozen Products PCL	47,600	$131
Turkey (0.4%):
Industrials (0.4%):
Turk Hava Yollari (b)	23,071	95
United Arab Emirates (0.3%):
Financials (0.3%):
Abu Dhabi Commercial Bank	46,567	87
United Kingdom (11.4%):
Consumer Discretionary (1.9%):
Barratt Developments PLC	30,547	223
Inchcape PLC	7,082	79
ITV PLC	56,190	187
		489
Consumer Staples (1.3%):
British American Tobacco PLC	2,811	153
Britvic PLC	9,534	99
Unilever PLC	2,174	88
		340
Energy (1.1%):
Afren PLC (b)	34,456	25
BG Group PLC	4,916	65
BP PLC	28,751	183
		273
Financials (3.4%):
Barclays PLC	21,204	80
Close Brothers Group PLC	3,813	88
HSBC Holdings PLC	2,888	80
Lloyds Banking Group PLC (b)	171,132	202
Man Group PLC	43,022	106
Prudential PLC	7,965	183
The Paragon Group of Cos. PLC	16,822	109
		848
Health Care (0.7%):
AstraZeneca PLC	1,131	80
Hikma Pharmaceuticals PLC	2,822	86
		166
Industrials (1.3%):
Ashtead Group PLC	8,560	151
easyJet PLC	7,107	184
		335

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Fund-Core Equity  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
Materials (0.7%):
Anglo American PLC	3,301	$61
Mondi PLC	6,845	110
		171
Telecommunication Services (0.7%):
BT Group PLC	29,310	182
Utilities (0.3%):
National Grid PLC	5,291	75
		2,879
Total Common Stocks (Cost $22,020)		24,944
Rights (0.0%)#
Italy (0.0%):#
Consumer Discretionary (0.0%):#
GTECH SpA (b)	2,662	—
Total Rights (Cost $—)		—
Exchange Traded Funds (1.1%)
United States (1.1%):
iShares MSCI EAFE ETF	2,767	168
iShares MSCI Emerging Markets ETF	2,496	98
		266
Total Exchange Traded Funds (Cost $276)		266
Cash Equivalents (0.7%)
United States (0.7%):
Citibank Money Market Deposit Account, 0.02% (c)	$173	173
Total Cash Equivalents (Cost $173)		173
Total Investments (Cost $22,469) — 100.3%		25,383
Liabilities in excess of other assets — (0.3)%		(66)
NET ASSETS — 100.00%		$25,317

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at December 31, 2014.

(b)  Non-income producing security.

#  Amount represents less than 0.05% of net assets.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 12/31/14.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depository Receipt

OAO — Russian Open Joint Stock Corporations

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Munder International Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.7%)
Australia (4.9%):
Consumer Discretionary (1.3%):
Aristocrat Leisure Ltd.	260,549	$1,389
Echo Entertainment Group Ltd.	497,029	1,522
G8 Education Ltd.	406,053	1,373
STW Communications Group Ltd.	966,750	760
		5,044
Energy (0.5%):
Beach Energy Ltd.	2,139,658	1,830
Financials (1.1%):
Bank of Queensland Ltd.	105,669	1,044
Investa Office Fund	395,408	1,168
IOOF Holdings Ltd.	282,405	2,036
		4,248
Health Care (0.3%):
Primary Health Care Ltd.	313,205	1,197
Industrials (0.2%):
Rcr Tomlinson Ltd.	466,415	835
Materials (1.1%):
CSR Ltd.	635,537	2,002
Independence Group NL	665,853	2,386
		4,388
Telecommunication Services (0.4%):
M2 Group Ltd.	263,430	1,737
		19,279
Belgium (1.0%):
Consumer Discretionary (0.3%):
Kinepolis Group NV	29,471	1,193
Information Technology (0.3%):
Melexis NV	31,718	1,429
Telecommunication Services (0.4%):
Mobistar SA (b)	62,686	1,484
		4,106
Bermuda (0.8%):
Materials (0.8%):
Petra Diamonds Ltd. (b)	1,087,467	3,267
Canada (8.6%):
Consumer Discretionary (0.8%):
Cogeco Cable, Inc.	24,830	1,531
Entertainment One Ltd.	317,817	1,589
		3,120

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Energy (2.5%):
Bankers Petroleum Ltd. (b)	462,582	$1,298
Birchcliff Energy Ltd. (b)	138,692	934
Canadian Solar, Inc. (b)	50,021	1,210
Cardinal Energy Ltd.	202,168	2,352
Enerflex Ltd.	90,534	1,278
Gran Tierra Energy, Inc. (b)	325,098	1,248
Raging River Exploration, Inc. (b)	259,019	1,637
		9,957
Financials (1.2%):
Canadian Apartment Properties REIT	63,489	1,374
Gluskin Sheff + Associates, Inc.	73,620	1,755
Home Capital Group, Inc.	44,461	1,837
		4,966
Health Care (0.3%):
Concordia Healthcare Corp.	31,436	1,265
Industrials (1.8%):
Air Canada (b)	252,895	2,584
Stantec, Inc.	89,358	2,457
TransForce, Inc.	79,500	2,025
		7,066
Materials (1.6%):
Canfor Corp. (b)	60,986	1,556
Nevsun Resources Ltd.	389,556	1,503
OceanaGold Corp. (b)	1,078,719	1,876
Stella-Jones, Inc.	54,208	1,528
		6,463
Utilities (0.4%):
Capital Power Corp.	64,205	1,437
		34,274
China (0.5%):
Utilities (0.5%):
Sound Global Ltd. (b)	1,771,000	2,050
Denmark (1.0%):
Consumer Discretionary (0.5%):
Pandora A/S	24,407	1,980
Financials (0.5%):
Topdanmark A/S (b)	54,229	1,764
		3,744
Finland (0.4%):
Financials (0.4%):
Sponda OYJ	330,660	1,448

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
France (6.9%):
Consumer Discretionary (1.5%):
Havas SA	207,154	$1,691
Valeo SA	33,120	4,125
		5,816
Financials (1.2%):
Fonciere des Regions	24,192	2,238
Mercialys SA	66,743	1,489
Nexity SA	32,633	1,234
		4,961
Health Care (0.5%):
Korian-Medica	50,991	1,863
Industrials (1.4%):
Saft Groupe SA	51,506	1,559
Teleperformance	59,443	4,041
		5,600
Information Technology (1.9%):
Alten Ltd.	27,953	1,195
ATOS	32,890	2,603
Ingenico	33,859	3,557
		7,355
Materials (0.4%):
Imerys SA	23,923	1,764
		27,359
Germany (5.9%):
Consumer Discretionary (1.3%):
Stroeer Media SE	90,279	2,688
TUI AG	160,490	2,619
		5,307
Financials (1.2%):
Alstria Office REIT AG	109,309	1,359
Deutsche Euroshop AG	27,130	1,188
Hannover Rueck SE	25,192	2,285
		4,832
Industrials (2.4%):
Duerr AG	61,061	5,412
Krones AG	12,170	1,189
MTU Aero Engines Holding AG	13,537	1,182
VTG AG	76,308	1,694
		9,477
Information Technology (0.5%):
United Internet AG	40,265	1,826

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.5%):
Freenet AG	73,109	$2,095
		23,537
Hong Kong (2.3%):
Consumer Discretionary (0.4%):
Man Wah Holdings Ltd.	1,026,800	1,691
Financials (0.8%):
Dah Sing Financial Holdings Ltd.	327,600	1,901
Great Eagle Holdings Ltd.	411,857	1,336
		3,237
Industrials (0.4%):
Shun Tak Holdings Ltd.	3,160,311	1,458
Information Technology (0.7%):
PAX Global Technology Ltd. (b)	2,634,000	2,705
		9,091
Ireland (0.6%):
Health Care (0.6%):
UDG Healthcare PLC	391,619	2,335
Isle of Man (0.5%):
Information Technology (0.5%):
Playtech Ltd.	181,003	1,941
Italy (3.6%):
Consumer Discretionary (1.3%):
Brembo SpA	99,215	3,325
GTECH SpA	89,778	2,008
		5,333
Financials (1.1%):
Anima Holding SpA (b)	405,001	2,040
Credito Emiliano SpA	291,904	2,199
		4,239
Health Care (1.2%):
Amplifon SpA	387,613	2,295
Recordati SpA	147,018	2,285
		4,580
		14,152
Japan (18.4%):
Consumer Discretionary (3.7%):
Clarion Co. Ltd. (b)	554,000	1,722
Doutor Nichires Holdings Co. Ltd.	150,900	2,161
Haseko Corp.	299,600	2,410
K's Holding Corp.	46,700	1,230
Pigeon Corp.	27,900	1,628
Sumitomo Forestry Co. Ltd.	180,600	1,770

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Tokai Rika Co. Ltd.	116,000	$2,437
TS Tech Co. Ltd.	59,100	1,384
		14,742
Consumer Staples (1.0%):
Fuji Oil Co. Ltd.	159,400	2,043
Yaoko Co. Ltd.	32,200	1,851
		3,894
Financials (3.1%):
JAFCO Co. Ltd.	36,600	1,253
Matsui Securities Co. Ltd.	127,000	1,104
Nippon Accommodations Fund, Inc.	359	1,417
Relo Holdings, Inc.	23,300	1,655
Sun Frontier Fudousan Co. Ltd.	133,200	1,222
Takara Leben Co. Ltd.	602,200	2,601
The Kagoshima Bank Ltd.	127,000	798
The San-In Godo Bank Ltd.	125,000	941
The Shiga Bank Ltd.	217,000	1,158
		12,149
Health Care (1.1%):
Message Co. Ltd.	45,000	1,235
Nihon Kohden Corp.	65,100	3,205
		4,440
Industrials (5.7%):
CKD Corp.	179,900	1,701
Daihen Corp.	465,000	2,344
Ebara Corp.	290,649	1,181
Fujikura Ltd.	512,000	2,091
Kyowa Exeo Corp.	182,900	1,954
Makino Milling Machine Co. Ltd.	327,000	2,430
Sankyu, Inc.	308,000	1,256
Sanwa Holdings Corp.	411,500	2,868
Seino Holdings Co. Ltd.	236,000	2,374
Sohgo Security Services Co. Ltd.	55,000	1,323
Tsubakimoto Chain Co.	368,000	2,933
		22,455
Information Technology (2.7%):
Hitachi Kokusai Electric, Inc.	130,000	1,829
Japan Aviation Electronics Industries Ltd.	265,000	5,812
NS Solutions Corp.	66,400	1,782
Tokyo Seimitsu Co. Ltd.	72,600	1,462
		10,885
Materials (1.1%):
Sumitomo Osaka Cement Co. Ltd.	552,000	1,577
Tokyo Ohka Kogyo Co. Ltd.	92,300	2,824
		4,401
		72,966

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Jersey (0.5%):
Financials (0.5%):
Beazley PLC	440,899	$1,953
Korea, Republic Of (3.6%):
Consumer Discretionary (1.4%):
Hansae Co. Ltd.	53,876	1,943
Hanssem Co. Ltd. (b)	12,157	1,255
SL Corp.	83,371	1,316
Sungwoo Hitech Co. Ltd.	115,747	1,221
		5,735
Consumer Staples (0.4%):
BGF Retail Co. Ltd. (b)	24,525	1,696
Financials (0.4%):
KIWOOM Securities Co. Ltd.	36,820	1,531
Health Care (0.4%):
Boryung Pharmaceutical Co. Ltd.	39,678	1,444
Information Technology (0.3%):
Tovis Co. Ltd.	82,226	1,217
Materials (0.7%):
Seah Besteel Corp.	62,630	1,583
SKC Co. Ltd.	51,544	1,240
		2,823
		14,446
Luxembourg (0.7%):
Consumer Discretionary (0.7%):
SAF-Holland SA	193,292	2,595
Netherlands (3.3%):
Financials (0.8%):
Euronext NV (b)	97,132	3,128
Industrials (2.0%):
Aalberts Industries NV	70,493	2,082
Aercap Holdings NV (b)	68,842	2,673
Postnl NV (b)	391,059	1,455
TKH Group NV	55,961	1,774
		7,984
Information Technology (0.5%):
Asm International NV	44,951	1,893
		13,005
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd.	361,032	1,756

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Norway (1.8%):
Consumer Staples (0.6%):
Leroey Seafood Group ASA	65,062	$2,385
Energy (0.3%):
BW Offshore Ltd.	1,054,425	1,061
Financials (0.6%):
SpareBank 1 SMN	309,490	2,413
Materials (0.3%):
Borregaard ASA	181,223	1,348
		7,207
Portugal (0.3%):
Utilities (0.3%):
Redes Energeticas Nacionais SA	461,269	1,342
Singapore (1.4%):
Financials (0.7%):
Mapletree Industrial Trust	1,514,000	1,694
Starhill Global REIT	1,973,000	1,191
		2,885
Industrials (0.4%):
CWT Ltd.	1,243,000	1,500
Telecommunication Services (0.3%):
M1 Ltd.	391,000	1,065
		5,450
Spain (1.4%):
Financials (0.7%):
Bankinter SA	333,075	2,655
Utilities (0.7%):
Red Electrica Corp. SA	31,406	2,757
		5,412
Sweden (3.8%):
Consumer Discretionary (0.9%):
Bilia AB	66,570	2,013
Nobia AB	164,662	1,474
		3,487
Consumer Staples (0.3%):
Axfood AB	20,087	1,197
Financials (1.1%):
Fastighets AB Balder (b)	223,010	3,133
Wihlborgs Fastigheter AB	64,709	1,182
		4,315

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (1.1%):
Indutrade AB	35,809	$1,424
Loomis AB, Class B	56,911	1,651
Trelleborg AB, B Shares	70,649	1,191
		4,266
Materials (0.4%):
Boliden AB	112,421	1,792
		15,057
Switzerland (7.9%):
Consumer Staples (0.8%):
Aryzta AG	40,213	3,091
Financials (1.5%):
Helvetia Holding AG, Registered Shares	2,649	1,257
Julius Baer Group Ltd.	26,154	1,194
Swiss Life Holding AG	14,204	3,357
		5,808
Health Care (2.3%):
Actelion Ltd.	35,798	4,120
Lonza Group AG, Registered Shares	24,547	2,767
Straumann Holding AG	9,175	2,306
		9,193
Industrials (1.5%):
Flughafen Zuerich AG	2,933	1,967
Georg Fischer AG	3,484	2,193
Oc Oerlikon Corp. AG	160,840	2,013
		6,173
Information Technology (0.8%):
Logitech International SA	224,510	3,038
Materials (1.0%):
Clariant AG	76,299	1,281
Givaudan SA — Registered	1,477	2,642
		3,923
		31,226
United Kingdom (18.2%):
Consumer Discretionary (4.9%):
Barratt Developments PLC	781,309	5,689
Cineworld UK Ltd.	217,379	1,398
Dixons Carphone PLC	400,068	2,881
Howden Joinery Group PLC	707,153	4,397
Inchcape PLC	204,003	2,283
ITV PLC	502,949	1,675
William Hill PLC	208,309	1,171
		19,494

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Consumer Staples (1.4%):
Britvic PLC	275,346	$2,869
Greggs PLC	251,944	2,859
		5,728
Financials (3.9%):
Close Brothers Group PLC	100,631	2,321
Direct Line Insurance Group PLC	263,197	1,187
Hansteen Holdings PLC	995,337	1,669
Investec PLC	176,053	1,471
Man Group PLC	950,838	2,352
Provident Financial PLC	48,885	1,860
The Paragon Group of Cos. PLC	478,879	3,090
The Unite Group PLC	231,840	1,680
		15,630
Health Care (0.7%):
Hikma Pharmaceuticals PLC	93,878	2,879
Industrials (4.7%):
Ashtead Group PLC	190,347	3,365
Berendsen PLC	86,577	1,476
Bodycote PLC	133,898	1,343
Interserve PLC	215,260	1,851
Keller Group PLC	238,888	3,241
Renishaw PLC	48,002	1,455
Senior PLC	304,061	1,423
The Go-Ahead Group PLC	42,135	1,614
Travis Perkins PLC	44,527	1,282
WS Atkins PLC	73,504	1,553
		18,603
Information Technology (1.2%):
Dialog Semiconductor PLC (b)	74,009	2,616
Pace PLC	372,510	1,998
		4,614
Materials (1.4%):
DS Smith PLC	322,403	1,606
Mondi PLC	234,208	3,776
		5,382
		72,330
Total Common Stocks (Cost $331,942)		391,328
Rights (0.0%)#
Italy (0.0%):#
Consumer Discretionary (0.0%):#
GTECH SpA (b)	88,394	—
Total Rights (Cost $—)		—

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder International Small-Cap Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
Exchange Traded Funds (0.4%)
United States (0.4%):
iShares MSCI EAFE ETF	29,285	$1,782
Total Exchange Traded Funds (Cost $1,848)		1,782
Cash Equivalents (0.3%)
United States (0.3%):
Citibank Money Market Deposit Account, 0.02% (c)	$1,107	1,107
Total Cash Equivalents (Cost $1,107)		1,107
Total Investments (Cost $334,897) — 99.4%		394,217
Other assets in excess of liabilities — 0.6%		2,431
NET ASSETS — 100.00%		$396,648

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Cayman Islands, Columbia, and Mexico were fair valued at December 31, 2014.

(b)  Non-income producing security.

#  Amount represents less than 0.05% of net assets.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 12/31/14.

ETF — Exchange-Traded Fund

PLC — Public Liability Co.

REIT — Real Estate Investment Trust

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Munder Total Return Bond Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Asset Backed Securities (11.9%)
AmeriCredit Automobile Receivables Trust , Series 2011-4, Class D, 4.08%, 9/8/17 (a)	$1,100	$1,130
AmeriCredit Automobile Receivables Trust , Series 2013-4, Class C, 2.72%, 9/9/19 (a)	385	392
Countrywide Asset-Backed Certificates , Series 2003-BC6, Class M5, 3.47%, 4/25/33 (a)	6	3
Countrywide Asset-Backed Certificates , Series 2007-BC2, Class 2A2, 0.35%, 6/25/37 (a)	100	99
CarMax Auto Owner Trust , Series 2011-1, Class D, 3.62%, 8/15/17 (a)	1,275	1,282
Citigroup Mortgage Loan Trust, Inc. , Series2006-WFH3, Class A3, 0.32%, 10/25/36 (a)	45	45
Contimortgage Home Equity Loan Trust , Series 1997-2, Class A9, 7.09%, 4/15/28 (a)	1	1
Ford Credit Auto Owner Trust , Sereis 2012-A, Class D, 2.94%, 7/15/18 (a) (c)	700	717
Ford Credit Auto Owner Trust , Series 2012-D, Class C, 1.23%, 8/15/18 (a) (c)	700	698
Ford Credit Auto Lease Trust , Series 2013-A, Class C, 1.28%, 6/15/16 (a) (c)	900	902
GM Financial Automobile Leasing Trust , Series 2014-2A, Class C, 2.43%, 3/20/18 (a)	1,000	1,001
Great America Leasing Receivables , Series 2014-1, Class B, 1.86%, 8/15/20 (a) (c)	1,000	996
Huntington Auto Trust , Series 2012-1, Class D, 2.85%, 12/17/18 (a) (c)	625	635
Huntington Auto Trust , Series 2012-2, Class C, 1.37%, 5/15/18 (a)	450	453
Hyundai Auto Receivables Trust , Series 2013-C, Classs C, 2.48%, 3/15/19 (a)	350	354
Park Place Securities, Inc. , Series 2005-WCH1, Class M2, 0.69%, 1/25/36 (a)	77	77
Prestige Auto Receivables Trust , Series 2014-1A, Class A3, 1.52%, 4/15/20 (a) (c)	1,000	998
Residential Asset Mortgage Products, Inc. , Series 2006-RZ4, Class A2, 0.35%, 10/25/36 (a)	315	310
Residential Asset Securities Corp. , Series 2003-KS10, Class AI4, 4.47%, 3/25/32 (a)	203	206
Santander Drive Auto Receivables Trust , Series 2011-1, Class D, 4.01%, 2/15/17 (a)	1,260	1,281
Total Asset Backed Securities (Cost $11,455)		11,580
Collateralized Mortgage Obligations (10.9%)
Commercial Mortgage Trust , Series 2012-LC4, Class B, 4.93%, 12/10/44 (a)	330	364
Commercial Mortgage Trust , Series 2012-CR5, Class A2, 1.68%, 12/10/45 (a)	380	380
Commercial Mortgage Trust , Series 2012-CR4, Class A2, 1.80%, 10/15/45 (a)	415	416
Commercial Mortgage Trust , Series 2013-CR13, Class A2, 3.04%, 12/10/18 (a)	230	239
Countrywide Alternative Loan Trust , Series 2005-3CB, Class 1A10, 5.25%, 3/25/35 (a)	221	221
Countrywide Alternative Loan Trust , Series 2003-20CB, Class 1A2, 5.50%, 10/25/33 (a)	190	192
Citigroup Commercial Mortgage Trust , Series 2012-GC8, Class A2, 1.81%, 9/10/45 (a) (c)	775	780
Commercial Mortgage Trust , Series 2013-LC6, Class B, 3.74%, 1/10/46 (a)	320	327
Credit Suisse Commercial Mortgage Trust , Series 2006-C5, Class AM, 5.34%, 12/15/39 (a)	560	595
Federal National Mortgage Assoc. , Series 1990-5, Class J, 8.20%, 1/25/20 (a)	58	64
GS Mortgage Securities Trust , Series 2011-GC5, Class A2, 3.00%, 8/10/44 (a)	990	1,016

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Total Return Bond Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
GSR Mortgage Loan Trust , Series 2004-15F, Class 2A1, 6.00%, 12/25/34 (a)	$285	$297
JPMorgan Chase Commercial Mortgage Security , Series 2006-LDP7, Class AM, 6.06%, 4/15/45 (a)	600	637
MASTR Alternative Loans Trust , Series 2004-10, Class 3A1, 5.00%, 9/25/19 (a)	156	158
Morgan Stanley Capital I Trust , Series 2012-C4, Class A2, 2.11%, 3/15/45 (a)	495	503
Residential Funding Mortgage Securities I, Inc. , Series 2006-S1, Class 1A5, 5.25%, 1/25/36 (a) (f)	195	179
Terwin Mortgage Trust , Series 2007-2ALT, Class A1B, 0.28%, 4/25/38 (a)	295	294
WF-RBS Commercial Mortgage Trust , Series 2012-C10, Class B, 3.74%, 12/15/45 (a)	585	597
WF-RBS Commercial Mortgage Trust , Series 2012-C9, Class A2, 1.83%, 11/15/45 (a) (c)	1,185	1,188
WF-RBS Commercial Mortgage Trust , Series 2012-C8, Class A2, 1.88%, 8/15/45 (a) (c)	775	782
WF-RBS Commercial Mortgage Trust , Series 2014-C21, Class A2, 2.92%, 8/15/47 (a) (c)	860	883
WF-RBS Commercial Mortgage Trust , Series 2013-C18, Class A2, 3.03%, 12/15/46 (a)	455	471
Total Collateralized Mortgage Obligations (Cost $10,490)		10,583
Corporate Bonds (54.7%)
Consumer Discretionary (3.5%):
21st Century Fox America, Inc., 7.85%, 3/1/39 (c)	405	601
Bed Bath & Beyond, Inc., 5.17%, 8/1/44 , Callable 2/1/44 @ 100	325	340
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.95%, 1/15/25 , Callable 10/15/24 @ 100	540	544
Gap, Inc. (The), 5.95%, 4/12/21 , Callable 1/12/21 @ 100 (c)	795	905
O'Reilly Automotive, Inc., 4.63%, 9/15/21 , Callable 6/15/21 @ 100	275	300
Tupperware Brands Corp., 4.75%, 6/1/21 , Callable 3/1/21 @ 100	280	300
Yum! Brands, Inc., 6.88%, 11/15/37	270	349
		3,339
Consumer Staples (3.4%):
Anheuser-Busch Cos. LLC, 5.95%, 1/15/33	215	270
Church & Dwight Co., Inc., 2.88%, 10/1/22	780	767
Lorillard Tobacco Co., 8.13%, 6/23/19	410	497
Mead Johnson Nutrition Co., 4.60%, 6/1/44 , Callable 12/1/43 @ 100	295	310
Reynolds American, Inc., 6.15%, 9/15/43	175	203
Tyson Foods, Inc., 4.50%, 6/15/22 , Callable 3/15/22 @ 100 (c)	710	768
Vector Group Ltd., 7.75%, 2/15/21 , Callable 2/15/16 @ 105.81	405	426
		3,241
Energy (7.6%):
Approach Resources, Inc., 7.00%, 6/15/21 , Callable 6/15/16 @ 105.25	415	307
Atwood Oceanics, Inc., 6.50%, 2/1/20 , Callable 2/1/16 @ 103.25	530	482
Cameron International Corp., 6.38%, 7/15/18 (c)	638	716
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43 , Callable 5/1/43 @ 100	380	324
Equities Corp., 6.50%, 4/1/18 (c)	649	730
FMC Technologies, Inc., 2.00%, 10/1/17 (c)	690	685

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Total Return Bond Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Freeport-McMoran oil & Gas LLC/FCX Oil & Gas, Inc., 6.75%, 2/1/22 , Callable 2/1/17 @ 103.38	$293	$322
Halliburton Co., 7.45%, 9/15/39	170	239
Husky Energy, Inc., 3.95%, 4/15/22 , Callable 1/15/22 @ 100	225	226
Noble Energy, Inc., 3.90%, 11/15/24 , Callable 8/15/24 @ 100	460	455
Petro-Canada, 5.95%, 5/15/35	155	179
Rosetta Resources, Inc., 5.63%, 5/1/21 , Callable 5/1/17 @ 102.81	520	476
Southwestern Energy Co., 4.10%, 3/15/22 , Callable 12/15/21 @ 100	495	486
TC Pipelines, LP, 4.65%, 6/15/21 , Callable 3/15/21 @ 100 (c)	790	821
Valero Energy Corp., 10.50%, 3/15/39 (c)	435	687
Western Refining, Inc., 6.25%, 4/1/21 , Callable 4/1/17 @ 103.13	385	375
		7,510
Financials (17.3%):
Alleghany Corp., 4.95%, 6/27/22 (c)	640	704
AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, 5/20/21 , Callable 5/20/16 @ 103.25	318	326
Aspen Insurance Holding Ltd., 4.65%, 11/15/23	335	348
Axis Specialty Finance LLC, 5.88%, 6/1/20	1,360	1,540
Bank of America Corp., 3.88%, 3/22/17	1,150	1,204
Bear Stearns Co., Inc., 7.25%, 2/1/18	1,105	1,273
Capital One Financial Corp. 2.45%, 4/24/19, Callable 3/24/19 @ 100	325	324
4.75%, 7/15/21 (c)	650	716
Citigroup, Inc., 3.95%, 6/15/16 (c)	710	737
Corp. Andina de Fomento, 4.38%, 6/15/22 (c)	844	907
General Electric Capital Corp., 6.75%, 3/15/32	230	314
Goldman Sachs Group, Inc. 2.38%, 1/22/18, MTN (c)	555	561
6.15%, 4/1/18 (c)	725	814
Health Care REIT, Inc. 4.70%, 9/15/17	300	322
5.25%, 1/15/22, Callable 10/15/21 @ 100	330	367
Huntington Bancshares, Inc., 7.00%, 12/15/20	415	499
Key Bank NA, 2.50%, 12/15/19 (c)	1,000	1,004
Kilroy Realty Corp., 4.80%, 7/15/18 , Callable 5/15/18 @ 100 (c)	1,250	1,347
Lincoln National Corp., 6.05%, 4/20/17 , Callable 4/20/17 @ 100	425	425
MetLife, Inc., 6.82%, 8/15/18	200	233
Morgan Stanley, 2.50%, 1/24/19 (c)	930	931
PNC Funding Corp., 5.63%, 2/1/17 (c)	500	540
StanCorp Financial Group, Inc., 6.90%, 6/1/67 , Callable 6/1/17 @ 100 (b) (c)	750	778
Torchmark Corp., 9.25%, 6/15/19	410	519
Wachovia Corp., 5.50%, 8/1/35	140	164
		16,897
Health Care (3.6%):
Agilent Technologies, Inc. 6.50%, 11/1/17	76	84
3.88%, 7/15/23, Callable 4/15/23 @ 100	385	383
Amgen, Inc., 6.90%, 6/1/38	250	331
Bristol-Myers Squibb Co., 6.13%, 5/1/38	224	293

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Total Return Bond Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Carefusion Corp., 1.45%, 5/15/17 (c)	$750	$745
Celgene Corp., 3.63%, 5/15/24 , Callable 2/15/24 @ 100	575	587
UnitedHealth Group, Inc., 5.80%, 3/15/36	320	396
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24 , Callable 8/18/24 @ 100 (c)	715	729
		3,548
Industrial (2.1%):
Seagate HDD Cayman, 5.75%, 12/1/34 , Callable 6/1/34 @ 100 (c)	1,000	1,055
Tyco Electronics Group SA, 2.38%, 12/17/18 , Callable 11/17/18 @ 100	245	247
Vale Overseas Ltd., 4.38%, 1/11/22 (c)	685	657
		1,959
Industrials (4.1%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	365	404
Alliant Techsystems, Inc., 5.25%, 10/1/21 , Callable 10/1/16 @ 103.94	400	403
Clean Harbors, Inc., 5.13%, 6/1/21 , Callable 12/1/16 @ 102.56	405	404
CRH America, Inc., 6.00%, 9/30/16 (c)	775	834
FedEx Corp., 4.90%, 1/15/34	275	307
Oshkosh Corp., 8.50%, 3/1/20 , Callable 3/1/15 @ 104.25	470	493
Rockwell Automation, Inc., 6.25%, 12/1/37	155	206
Valmont Industries, Inc., 5.00%, 10/1/44 , Callable 4/1/44 @ 100	370	374
Verisk Analytics, Inc., 5.80%, 5/1/21 (c)	515	580
		4,005
Information Technology (3.3%):
Amkor Technology, Inc., 7.38%, 5/1/18 , Callable 5/1/15 @ 101.84 (c)	500	516
Equinix, Inc. 4.88%, 4/1/20, Callable 4/1/17 @ 102.44	295	294
5.38%, 4/1/23, Callable 0 @ 103	250	250
Maxim Integrated Product, Inc., 2.50%, 11/15/18 (c)	850	848
NetApp, Inc., 3.38%, 6/15/21 , Callable 4/15/21 @ 100 (c)	715	717
Oracle Corp., 4.30%, 7/8/34 , Callable 1/8/34 @ 100	334	358
Total System Services, Inc., 3.75%, 6/1/23 , Callable 3/1/23 @ 100	210	206
		3,189
Materials (3.6%):
ACF Industries, Inc., 3.45%, 6/1/23	415	406
Carpenter Technology Corp., 4.45%, 3/1/23 , Callable 12/1/22 @ 100 (c)	650	662
CF Industries Holdings, Inc., 6.88%, 5/1/18	515	585
Domtar Corp., 6.25%, 9/1/42	360	386
Louisiana-Pacific Corp., 7.50%, 6/1/20 , Callable 6/1/16 @ 103.75	525	553
NewMarket Corp., 4.10%, 12/15/22	332	339
Reliance Steel & Aluminum Co., 4.50%, 4/15/23 , Callable 1/15/23 @ 100 (c)	535	524
		3,455
Telecommunication Services (1.7%):
AT&T, Inc., 6.15%, 9/15/34	275	327
CenturyLink, Inc., 5.63%, 4/1/20	100	104
Frontier Communications Corp., 8.50%, 4/15/20 (c)	550	613
Verizon Communications, Inc. 5.15%, 9/15/23	320	353
6.40%, 9/15/33	245	302
		1,699
See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Total Return Bond Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Utilities (4.5%):
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	$205	$271
Dominion Resources, Inc., 7.50%, 6/30/66 , Callable 6/30/16 @ 100 (b) (c)	640	675
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24 , Callable 1/15/24 @ 100 (c)	500	503
Exelon Generation Co. LLC, 6.25%, 10/1/39	250	300
Georgia Power Co., 4.30%, 3/15/43	305	321
National Fuel Gas Co., 3.75%, 3/1/23 , Callable 12/1/22 @ 100 (c)	685	693
PSEG Power LLC, 4.30%, 11/15/23 , Callable 8/15/23 @ 100 (c)	650	682
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100	320	331
TransAlta Corp., 4.50%, 11/15/22 , Callable 8/15/22 @ 100	665	668
		4,444
Total Corporate Bonds (Cost $51,940)		53,286
Municipal Bonds (1.6%)
New York (0.8%):
New York Build America Bonds, GO, 5.68%, 10/1/34, Callable 10/1/19 @ 100 (c)	695	773
Pennsylvania (0.8%):
Pennsylvania State Build America Bonds, GO, Series B, 5.35%, 5/1/30, Callable 5/1/20 @ 100 (c)	735	801
Total Municipal Bonds (Cost $1,402)		1,574
U.S. Government Mortgage Backed Agencies (28.3%)
Federal Home Loan Mortgage Corp. 8.50%, 2/1/20	17	18
9.00%, 10/1/20 – 4/1/25	39	45
7.50%, 8/1/29	19	22
Federal National Mortgage Assoc. 7.50%, 8/1/18	15	16
3.00%, 2/25/43 (d)	2,000	2,023
3.50%, 2/25/43 (d) (e)	5,350	5,577
4.00%, 1/25/44 (d) (e)	5,675	6,056
4.50%, 1/25/44 (d) (e)	4,950	5,373
5.00%, 1/25/44 (d) (e)	4,725	5,220
Government National Mortgage Assoc. 4.00%, 1/15/44 (d) (e)	2,975	3,192
		27,542
Total U.S. Government Mortgage Backed Agencies (Cost $27,525)		27,542
U.S. Treasury Obligations (11.8%)
U.S. Treasury Bonds, 3.75%, 8/15/41	95	114
U.S. Treasury Notes 0.88%, 5/15/17	1,945	1,946
1.63%, 8/31/19	3,145	3,148
2.25%, 7/31/21	1,801	1,837
2.38%, 8/15/24	4,345	4,426
Total U.S. Treasury Obligations (Cost $11,473)		11,471

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Munder Total Return Bond Fund  December 31, 2014

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (4.0%)
iShares IBoxx $ High Yield Corporate ETF	42,995	$3,852
Total Exchange-Traded Funds (Cost $4,024)		3,852
Investment Companies (4.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a)	3,925,764	3,926
Total Investment Companies (Cost $3,926)		3,926
Total Investments (Cost $121,906) — 127.2%		123,814
Liabilities in excess of other assets — (27.2)%		(26,471)
NET ASSETS — 100.00%		$97,343

(a)  Rate disclosed is the daily yield on 12/31/14.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of 12/31/14.

(c)  All or a portion of this security has been segregated as collateral for futures contracts, swap contracts and/or securities purchased on a when-issued delayed delivery basis.

(d)  Security purchased on a when-issued basis, to-be announced or delayed delivery basis and may be settled after the customary settlement period (see Notes to Financial Statements, Note 2).

(e)  All or a portion of this security subject to mortgage dollar roll transaction.

(f)  Security in default.

ETF — Exchange-Traded Fund

GO — Gzeneral Obligation

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

REIT — Real Estate Investment Trust

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note	50	3/20/15	$6,339,844	$(73)
Ultra Long Term U.S. Treasury Bond	37	3/20/15	6,111,938	284,126
				$284,053

Futures Contracts Sold
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
2-Year U.S. Treasury Note	12	3/31/15	$2,623,125	$1,014
30-Year U.S. Treasury Bond	51	3/20/15	7,372,688	(171,895)
5-Year U.S. Treasury Note	35	3/31/15	4,162,539	(23,567)
				$(194,448)

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  December 31, 2014

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Integrity Micro-Cap Equity Fund	Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
ASSETS:
Investments, at value (Cost $92,158, $10,890 and $926,209)	$117,052	$12,522		$1,121,076
Interest and dividends receivable	34	14		1,322
Receivable for capital shares issued	205	56		21,899
Receivable for investments sold	18	11		1,338
Receivable from adviser	2	1		9
Prepaid expenses	25	0	(a)	56
Total Assets	117,336	12,604		1,145,700
LIABILITIES:
Payable for investments purchased	—	114		9,638
Payable for capital shares redeemed	461	—		9,400
Accrued expenses and other payables:
Investment advisory fees	97	8		796
Administration fees	22	1		83
Custodian fees	—	—		15
Transfer agent fees	28	—	(a)	191
Chief Compliance Officer fees	— (a)	—		2
Trustees' fees	54	6		37
12b-1 fees	30	2		66
Other accrued expenses	32	19		238
Total Liabilities	724	150		20,466
NET ASSETS:
Capital	92,014	10,882		941,654
Accumulated undistributed (distributions in excess of) net investment income	(312)	3		22
Accumulated net realized gains (losses) from investments	18	(63)		(11,309)
Net unrealized appreciation on investments	24,892	1,632		194,867
Net Assets	$116,612	$12,454		$1,125,234
Net Assets
Class A Shares	$75,057	$7,809		$195,912
Class C Shares	16,457	—		25,929
Class R Shares	919	—		9,277
Class R6 Shares	—	—		333,920
Class Y Shares	24,179	4,645		560,196
Total	$116,612	$12,454		$1,125,234
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,130	504		5,920
Class C Shares	575	—		859
Class R Shares	26	—		285
Class R6 Shares	—	—		9,869
Class Y Shares	646	298		16,627
Total	3,377	802		33,560
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$35.24	$15.51		$33.09
Class C Shares (c)	$28.63	—		$30.20
Class R Shares	$34.46	—		$32.56
Class R6 Shares	—	—		$33.83
Class Y Shares	$37.39	$15.59		$33.69
Maximum Sales Charge — Class A Shares	5.75%	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$37.39	$16.46		$35.11

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  December 31, 2014

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Integrity Small/Mid-Cap Value Fund		Munder Growth Opportunities Fund	Munder Index 500 Fund
ASSETS:
Investments, at value (Cost $9,554, $412,528 and $87,955)	$11,514		$494,006	$277,223
Interest and dividends receivable	15		383	358
Cash	—		769	—
Receivable for capital shares issued	1		71	311
Receivable for investments sold	8		4,982	—
Reclaims receivable	—		—	—	(a)
Receivable from adviser	2		—	—
Prepaid expenses	—	(a)	17	22
Total Assets	11,540		500,228	277,914
LIABILITIES:
Payable for line of credit	—		2,000	—
Payable for investments purchased	73		960	—
Payable for capital shares redeemed	—		615	182
Variation margin payable on open futures contracts	—		—	114
Accrued expenses and other payables:
Investment advisory fees	8		317	45
Administration fees	1		213	21
Custodian fees	—	(a)	4	—
Transfer agent fees	—	(a)	201	32
Chief Compliance Officer fees	—		1	1
Trustees' fees	6		273	54
12b-1 fees	—	(a)	153	34
Other accrued expenses	20		110	96
Total Liabilities	108		4,847	579
NET ASSETS:
Capital	9,569		401,271	84,680
Accumulated undistributed (distributions in excess of) net investment income	1		(2,050)	24
Accumulated net realized gains (losses) from investments	(98)		14,682	3,224
Net unrealized appreciation on investments	1,960		81,478	189,407
Net Assets	$11,432		$495,381	$277,335
Net Assets
Class A Shares	$476		$388,724	$217,667
Class C Shares	—		81,032	—
Class R Shares	—		984	15,079
Class Y Shares	10,956		24,641	44,589
Total	$11,432		$495,381	$277,335
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	34		9,115	9,815
Class C Shares	—		2,163	—
Class R Shares	—		24	681
Class Y Shares	776		552	2,002
Total	810		11,854	12,498
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$14.06		$42.64	$22.17
Class C Shares (c)	—		$37.47	—
Class R Shares	—		$41.46	$22.15
Class Y Shares	$14.13		$44.64	$22.27
Maximum Sales Charge — Class A Shares	5.75%		5.75%	2.50%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$14.92		$45.24	$22.74

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  December 31, 2014

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Munder Mid-Cap Core Growth Fund	Munder Emerging Markets Small-Cap Fund		Munder International Fund-Core Equity
ASSETS:
Investments, at value (Cost $3,877,996, $3,661 and $22,469)	$6,295,187	$3,841		$25,383
Foreign currency, at value (Cost $—, $52 and $17)	—	17		52
Interest and dividends receivable	4,019	5		34
Receivable for capital shares issued	10,102	1		11
Receivable for investments sold	9,995	—		—
Reclaims receivable	—	—		15
Receivable from adviser	—	13		17
Prepaid expenses	70	2		27
Total Assets	6,319,373	3,879		25,539
LIABILITIES:
Payable for investments purchased	24,981	2		—
Foreign taxes accrued	—	5		6
Payable for capital shares redeemed	39,507	—	(a)	51
Accrued expenses and other payables:
Investment advisory fees	3,586	3		17
Administration fees	2,015	1		3
Custodian fees	55	7		—
Transfer agent fees	1,173	—	(a)	8
Chief Compliance Officer fees	12	—		— (a)
Trustees' fees	110	6		81
12b-1 fees	513	—	(a)	2
Other accrued expenses	406	17		54
Total Liabilities	72,358	41		222
NET ASSETS:
Capital	3,788,744	3,702		58,113
Accumulated undistributed (distributions in excess of) net investment income	369	(4)		(250)
Accumulated net realized gains (losses) from investments	40,711	(34)		(35,453)
Net unrealized appreciation on investments	2,417,191	174		2,907
Net Assets	$6,247,015	$3,838		$25,317
Net Assets
Class A Shares	$1,277,331	$302		$5,387
Class C Shares	247,772	—		1,248
Class I Shares	—	—		1
Class R Shares	55,490	—		—
Class R6 Shares	577,624	—		—
Class Y Shares	4,088,798	3,536		18,681
Total	$6,247,015	$3,838		$25,317
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	31,012	28		819
Class C Shares	6,743	—		190
Class I Shares	—	—		— (a)
Class R Shares	1,380	—		—
Class R6 Shares	13,493	—		—
Class Y Shares	95,980	325		2,845
Total	148,608	353		3,854
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$41.19	$10.88		$6.58
Class C Shares (c)	$36.74	—		$6.56
Class I Shares	—	—		$6.59
Class R Shares	$40.20	—		—
Class R6 Shares	$42.81	—		—
Class Y Shares	$42.60	$10.90		$6.57
Maximum Sales Charge — Class A Shares	5.75%	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$43.70	$11.54		$6.98

(a)  Rounds to less than 1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  December 31, 2014

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Munder International Small-Cap Fund	Munder Total Return Bond Fund
ASSETS:
Investments, at value (Cost $334,897 and $121,906)	$394,217	$123,814
Foreign currency, at value (Cost $38 and $—)	38	—
Deposits with brokers for futures contracts	—	564
Interest and dividends receivable	344	697
Receivable for capital shares issued	621	22
Receivable for investments sold	2,168	—
Reclaims receivable	214	—
Receivable from the adviser	117	11
Prepaid expenses	71	7
Total Assets	397,790	125,115
LIABILITIES:
Payable for investments purchased	4	—
Payable for when-issued and forward delivery securities	—	27,432
Payable for capital shares redeemed	654	103
Variation margin payable	—	41
Payable for deferred mortgage dollar rolls	—	23
Accrued expenses and other payables:
Investment advisory fees	320	33
Administration fees	48	11
Custodian fees	10	1
Transfer agent fees	51	12
Chief Compliance Officer fees	1	— (a)
Trustees' fees	17	91
12b-1 fees	8	8
Other accrued expenses	29	17
Total Liabilities	1,142	27,772
NET ASSETS:
Capital	349,213	103,986
Accumulated undistributed (distributions in excess of) net investment income	(4,817)	1,526
Accumulated net realized losses from investments	(7,041)	(10,167)
Net unrealized appreciation on investments	59,293	1,998
Net Assets	$396,648	$97,343
Net Assets
Class A Shares	$30,028	$20,778
Class C Shares	2,611	3,878
Class I Shares	215,624	—
Class R6 Shares	3,095	—
Class Y Shares	145,290	72,687
Total	$396,648	$97,343
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,851	2,092
Class C Shares	252	388
Class I Shares	20,394	—
Class R6 Shares	291	—
Class Y Shares	13,779	7,307
Total	37,567	9,787
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$10.53	$9.93
Class C Shares (c)	$10.35	$10.00
Class I Shares	$10.57	—
Class R6 Shares	$10.63	—
Class Y Shares	$10.54	$9.95
Maximum Sales Charge — Class A Shares	5.75%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.17	$10.13

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended December 31, 2014

(Amounts in Thousands)  (Unaudited)

	Integrity Micro-Cap Equity Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
Investment Income:
Dividend income	$677		$69		$7,677
Foreign tax withholding	—		—		(16)
Total Income	677		69		7,661
Expenses:
Investment advisory fees	565		36		4,480
Administration fees	58		24		503
12b-1 fees — Class A Shares	91		7		222
12b-1 fees — Class B Shares	—		—		1
12b-1 fees — Class C Shares	82		—		123
12b-1 fees — Class K Shares	—		—		2
12b-1 fees — Class R Shares	2		—		19
12b-1 fees — Class Y Shares	—	(a)	—		—
Custodian fees	23		11		72
Transfer agent fees	101		5		50
Transfer agent fees — Class A Shares	13		2		174
Transfer agent fees — Class C Shares	3		—		22
Transfer agent fees — Class K Shares	—		—		2
Transfer agent fees — Class R Shares	—	(a)	—		26
Transfer agent fees — Class R6 Shares	—		—		28
Transfer agent fees — Class Y Shares	5		—	(a)	524
Trustees' fees	5		5		32
Chief Compliance Officer fees	—	(a)	—		2
Legal and audit fees	12		9		50
State registration and filing fees	34		13		49
Other expenses	23		10		62
Recoupment of prior expenses paid by the adviser	—		—		63
Total Expenses	1,017		122		6,506
Expenses waived/reimbursed by Adviser	(2)		(56)		(21)
Net Expenses	1,015		66		6,485
Net Investment Income(Loss)	(338)		3		1,176
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	2,707		49		12,374
Net change in unrealized appreciation/depreciation on investments	336		174		1,293
Net realized/unrealized gains on investments	3,043		223		13,667
Change in net assets resulting from operations	$2,705		$226		$14,843

(a)  Rounds to less than $1.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended December 31, 2014

(Amounts in Thousands)  (Unaudited)

	Munder Growth Opportunities Fund	Integrity Small/Mid-Cap Value Fund	Munder Index 500 Fund
Investment Income:
Dividend income	$2,951	$65	$2,805
Foreign tax withholding	(10)	—	—
Total Income	2,941	65	2,805
Expenses:
Investment advisory fees	1,862	46	265
Administration fees	278	23	169
12b-1 fees — Class A Shares	485	1	159
12b-1 fees — Class B Shares	4	—	1
12b-1 fees — Class C Shares	407	—	—
12b-1 fees — Class K Shares	—	—	8
12b-1 fees — Class R Shares	2	—	37
Custodian fees	39	12	49
Transfer agent fees	599	2	94
Transfer agent fees — Class A Shares	98	—	17
Transfer agent fees — Class C Shares	32	—	—
Transfer agent fees — Class R Shares	— (a)	—	—
Transfer agent fees — Class Y Shares	3	—	1
Trustees' fees	9	5	7
Chief Compliance Officer fees	1	—	1
Legal and audit fees	28	9	22
State registration and filing fees	31	13	30
Other expenses	107	10	44
Total Expenses	3,985	121	904
Expenses waived/reimbursed by Adviser	(1)	(57)	—
Net Expenses	3,984	64	904
Net Investment Income(Loss)	(1,043)	1	1,901
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains/(losses) from investment transactions	29,291	37	10,299
Net realized gains from futures transactions	—	—	27
Net change in unrealized appreciation/depreciation on investments	1,817	(144)	3,149
Net realized/unrealized gains/losses on investments	31,108	(107)	13,475
Change in net assets resulting from operations	$30,065	$(106)	$15,376

(a)  Rounds to less than $1.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended December 31, 2014

(Amounts in Thousands)  (Unaudited)

	Munder Mid-Cap Core Growth Fund	Munder Emerging Markets Small-Cap Fund	Munder International Fund-Core Equity
Investment Income:
Dividend income	$37,922	$33	$289
Foreign tax withholding	—	(4)	(43)
Total Income	37,922	29	246
Expenses:
Investment advisory fees	23,418	15	111
Administration fees	2,246	25	34
12b-1 fees — Class A Shares	1,690	— (a)	7
12b-1 fees — Class B Shares	6	—	—
12b-1 fees — Class C Shares	1,236	—	7
12b-1 fees — Class K Shares	9	—	—
12b-1 fees — Class R Shares	156	—	—
Custodian fees	342	34	38
Transfer agent fees	295	1	7
Transfer agent fees — Class A Shares	1,552	—	2
Transfer agent fees — Class B Shares	1	—	—
Transfer agent fees — Class C Shares	210	—	1
Transfer agent fees — Class K Shares	8	—	—
Transfer agent fees — Class R Shares	75	—	—
Transfer agent fees — Class R6 Shares	51	—	—
Transfer agent fees — Class Y Shares	4,141	— (a)	4
Trustees' fees	202	5	3
Chief Compliance Officer fees	12	—	— (a)
Legal and audit fees	264	12	16
State registration and filing fees	80	4	29
Other expenses	412	9	15
Total Expenses	36,406	105	274
Expenses waived/reimbursed by Adviser	(394)	(85)	(91)
Net Expenses	36,012	20	183
Net Investment Income	1,910	9	63
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	271,627	40	785
Net realized losses from foreign currency transactions	—	(1)	(7)
Net change in unrealized appreciation/depreciation on investments	14,057	(167)	(3,017)
Net realized/unrealized gains/losses on investments	285,684	(128)	(2,239)
Change in net assets resulting from operations	$287,594	$(119)	$(2,176)

(a)  Rounds to less than $1.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended December 31, 2014

(Amounts in Thousands)  (Unaudited)

	Munder International Small-Cap Fund	Munder Total Return Bond Fund
Investment Income:
Interest income	$—	$1,685
Dividend income	3,316	260
Mortgage dollar roll income	—	283
Foreign tax withholding	(230)	—
Total Income	3,086	2,228
Expenses:
Investment advisory fees	1,868	185
Administration fees	231	67
12b-1 fees — Class A Shares	33	29
12b-1 fees — Class B Shares	—	— (a)
12b-1 fees — Class C Shares	12	21
12b-1 fees — Class K Shares	—	6
Custodian fees	98	27
Transfer agent fees	18	36
Transfer agent fees — Class A Shares	18	3
Transfer agent fees — Class C Shares	2	1
Transfer agent fees — Class I Shares	21	—
Transfer agent fees — Class R6 Shares	— (a)	—
Transfer agent fees — Class Y Shares	116	2
Trustees' fees	12	4
Chief Compliance Officer fees	1	— (a)
Legal and audit fees	29	11
State registration and filing fees	50	27
Other expenses	24	18
Total Expenses	2,533	437
Expenses waived/reimbursed by Adviser	(491)	(104)
Net Expenses	2,042	333
Net Investment Income	1,044	1,895
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	10,942	428
Net realized losses from futures transactions	—	(454)
Net realized losses from foreign currency transactions	(139)	—
Net change in unrealized appreciation/depreciation on investments	(43,671)	(1,741)
Net realized/unrealized losses on investments	(32,868)	(1,767)
Change in net assets resulting from operations	$(31,824)	$128

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Micro-Cap Equity Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income(loss)	$(338)	$(1,188)	$3	$(9)	$1,176	$(1,788)
Net realized gains from investment transactions	2,707	15,390	49	297	12,374	69,291
Net change in unrealized appreciation/depreciation on investments	336	5,750	174	1,018	1,293	90,468
Change in net assets resulting from operations	2,705	19,952	226	1,306	14,843	157,971
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	—	—	—	(90)
Class R Shares	—	—	—	—	—	(1)
Class R6 Shares	—	—	—	—	—	(333)
Class Y Shares	—	—	—	—	—	(808)
From net realized gains:
Class A Shares	(6,557)	(9,428)	(209)	(50)	—	—
Class B Shares	—	(112)
Class C Shares	(1,750)	(2,530)	—	—	—	—
Class K Shares	—	(42)
Class R Shares	(81)	(95)	—	—	—	—
Class Y Shares	(2,031)	(2,012)	(124)	(58)	—	—
Change in net assets resulting from distributions to shareholders	(10,419)	(14,220)	(333)	(108)	—	(1,232)
Change in net assets from capital transactions	(16)	27,619	5,145	3,154	84,410	419,732
Change in net assets	(7,814)	33,351	5,038	4,352	99,253	576,471
Net Assets:
Beginning of period	124,426	91,075	7,416	3,064	1,025,981	449,510
End of period	$116,612	$124,426	$12,454	$7,416	$1,125,234	$1,025,981
Accumulated undistributed (distributions in excess of) net investment income	$312	$26	$3	$—	$22	$(1,154)

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Micro-Cap Equity Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$12,781	$35,686	$4,087	$3,852	$70,051	$86,520
Dividends reinvested	5,914	8,354	159	50	—	79
Cost of shares redeemed	(21,473)	(28,301)	(663)	(571)	(44,983)	(55,785)
Total Class A Shares	$(2,778)	$15,740	$3,583	$3,331	$25,068	$30,814
Class B Shares
Proceeds from shares issued	$—	$1	$—	$—	$—	$1
Dividends reinvested	—	110	—	—	—	—
Cost of shares redeemed	(429)	(1,261)	—	—	(609)	(725)
Total Class B Shares	$(429)	$(1,150)	$—	$—	$(609)	$(724)
Class C Shares
Proceeds from shares issued	$597	$3,739	$—	$—	$2,178	$4,385
Dividends reinvested	1,373	1,886	—	—	—	—
Cost of shares redeemed	(1,650)	(2,286)	—	—	(1,490)	(2,850)
Total Class C Shares	$320	$3,338	$—	$—	$688	$1,535
Class K Shares
Proceeds from shares issued	$—	$13	$—	$—	$19	$164
Dividends reinvested	—	24	—	—	—	1
Cost of shares redeemed	(225)	(4)	—	—	(2,298)	(444)
Total Class K Shares	$(225)	$33	$—	$—	$(2,279)	$(279)
Class R Shares
Proceeds from shares issued	$257	$680	$—	$—	$5,129	$5,896
Dividends reinvested	42	39	—	—	—	—
Cost of shares redeemed	(247)	(172)	—	—	(1,389)	(1,712)
Total Class R Shares	$52	$547	$—	$—	$3,740	$4,184
Class R6 Shares
Proceeds from shares issued	$—	$—	$—	$—	$65,941	$262,400
Dividends reinvested	—	—	—	—	—	333
Cost of shares redeemed	—	—	—	—	(24,685)	(22,347)
Total Class R6 Shares	$—	$—	$—	$—	$41,256	$240,386
Class Y Shares
Proceeds from shares issued	$9,293	$12,803	$1,977	$119	$121,012	$243,474
Dividends reinvested	1,810	1,703	124	58	—	528
Cost of shares redeemed	(8,059)	(5,318)	(539)	(354)	(104,467)	(100,185)
Total Class Y Shares	$3,044	$9,188	$1,562	$(177)	$16,545	$143,817
Change in net assets from capital transactions	$(16)	$27,696	$5,145	$3,154	$84,409	$419,733

(continues on next page)

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Integrity Micro-Cap Equity Fund		Integrity Mid-Cap Value Fund		Integrity Small-Cap Value Fund
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	349	957	265	272	2,198	2,875
Reinvested	167	225	10	3	—	3
Redeemed	(596)	(765)	(42)	(39)	(1,413)	(1,847)
Total Class A Shares	(80)	417	233	236	785	1,031
Class B Shares
Issued	—	—	—	—	—	—
Reinvested	—	3	—	—	—	—
Redeemed	(15)	(39)	—	—	(22)	(27)
Total Class B Shares	(15)	(36)	—	—	(22)	(27)
Class C Shares
Issued	20	118	—	—	76	159
Reinvested	48	61	—	—	—	—
Redeemed	(55)	(73)	—	—	(51)	(104)
Total Class C Shares	13	105	—	—	25	55
Class K Shares
Issued	—	—	—	—	1	6
Reinvested	—	1	—	—	—	—
Redeemed	(9)	(2)	—	—	(74)	(15)
Total Class K Shares	(9)	(1)	—	—	(73)	(9)
Class R Shares
Issued	7	19	—	—	164	197
Reinvested	1	1	—	—	—	—
Redeemed	(7)	(5)	—	—	(45)	(57)
Total Class R Shares	1	15	—	—	119	140
Class R6 Shares
Issued	—	—	—	—	2,052	8,542
Reinvested	—	—	—	—	—	11
Redeemed	—	—	—	—	(764)	(712)
Total Class R6 Shares	—	—	—	—	1,288	7,841
Class Y Shares (a)
Issued	246	324	128	9	3,769	8,010
Reinvested	48	43	8	4	—	17
Redeemed	(211)	(134)	(35)	(24)	(3,267)	(3,319)
Total Class Y Shares	83	234	101	11	502	4,708
Change in Shares	(7)	734	334	225	2,624	—

(a)  Class Y Shares commenced operations on January 28, 2013.
See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Small/Mid-Cap Value Fund		Munder Growth Opportunities Fund		Munder Index 500 Fund
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income(loss)	$1	$(26)	$(1,043)	$(2,484)	$1,901	$3,375
Net realized gains/losses from investment transactions	37	664	29,291	94,895	10,326	19,246
Net change in unrealized appreciation/depreciation on investments	(144)	1,318	1,817	31,100	3,149	33,622
Change in net assets resulting from operations	(106)	1,956	30,065	123,511	15,376	56,244
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	—	—	(1,596)	(2,619)
Class B Shares	—	—	—	—	—	(29)
Class K Shares	—	—	—	—	(28)	(117)
Class R Shares	—	—	—	—	(89)	(137)
Class Y Shares	—	—	—	—	(339)	(498)
From net realized gains:
Class A Shares	(28)	(6)	(1,159)	—	(15,802)	(11,646)
Class B Shares	—	—	—	—	—	(184)
Class K Shares	—	—	—	—	—	(551)
Class C Shares	—	—	(275)	—	—	—
Class R Shares	—	—	(3)	—	(1,092)	(864)
Class Y Shares	(640)	(124)	(70)	—	(3,222)	(1,948)
Change in net assets resulting from distributions to shareholders	(668)	(130)	(1,507)	—	(22,168)	(18,593)
Change in net assets from capital transactions	2,511	599	(26,135)	(62,908)	11,988	(17,771)
Change in net assets	1,737	2,425	2,423	60,603	5,196	19,880
Net Assets:
Beginning of period	9,695	7,270	492,958	432,354	272,139	252,260
End of period	$11,432	$9,695	$495,381	$492,958	$277,335	$272,139
Accumulated undistributed (distributions in excess of) net investment income	$1	$—	$(2,050)	$(1,007)	$24	$175

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Integrity Small/Mid-Cap Value Fund		Munder Growth Opportunities Fund		Munder Index 500 Fund
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$95	$122	$14,471	$10,048	$17,886	$20,817
Dividends reinvested	28	6	976	—	15,194	12,275
Cost of shares redeemed	(118)	(3)	(31,019)	(58,112)	(18,345)	(48,312)
Total Class A Shares	$5	$125	$(15,572)	$(48,064)	$14,735	$(15,219)
Class B Shares
Proceeds from shares issued	$—	$—	$—	$—	$—	$—
Dividends reinvested	—	—	—	—	—	—
Cost of shares redeemed	—	—	(4,984)	(3035)	(2,644)	—
Total Class B Shares	$—	$—	$(4,984)	$(3,035)	$(2,644)	$—
Class C Shares
Proceeds from shares issued	$—	$—	$609	$3,994	$—	$—
Dividends reinvested	—	—	216	—	—	—
Cost of shares redeemed	—	—	(5,862)	(13,487)	—	—
Total Class C Shares	$—	$—	$(5,037)	$(9,493)	$—	$—
Class K Shares
Proceeds from shares issued	$—	$—	$—	$—	$339	$—
Dividends reinvested	—	—	—	—	27	—
Cost of shares redeemed	—	—	—	—	(10,556)	—
Total Class K Shares	$—	$—	$—	$—	$(10,190)	$(681)
Class R Shares
Proceeds from shares issued	$—	$—	$196	$358	$3,710	$4,013
Dividends reinvested	—	—	3	—	1,181	1,001
Cost of shares redeemed	—	—	(68)	(671)	(3,783)	(5,695)
Total Class R Shares	$—	$—	$131	$(313)	$1,108	$(681)
Class Y Shares
Proceeds from shares issued	$2,071	$856	$3,416	$3,204	$6,824	$1,628
Dividends reinvested	640	124	55	—	3,375	2,339
Cost of shares redeemed	(205)	(506)	(4,144)	(5,207)	(1,220)	(3,213)
Total Class Y Shares	$2,506	$474	$(673)	$(2,003)	$8,979	$754
Change in net assets from capital transactions	$2,511	$—	$(26,135)	$—	$11,988	$—

(continues on next page)

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Integrity Small/Mid-Cap Value Fund			Munder Growth Opportunities Fund		Munder Index 500 Fund
	Six Months Ended December 31, 2014	Year Ended June 30, 2014		Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)			(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	6	9		359	280	780	977
Reinvested	2	—	(a)	23	—	674	574
Redeemed	(8)	0	(a)	(752)	(1,630)	(793)	(2,261)
Total Class A Shares	— (b)	9		(370)	(1,350)	661	(709)
Class B Shares
Issued	—	—		—	—	—	—
Reinvested	—	—		—	—	—	—
Redeemed	—	—		(142)	(98)	(118)	(5)
Total Class B Shares	—	—		(142)	(98)	(118)	(5)
Class C Shares
Issued	—	—		17	134	—	—
Reinvested	—	—		6	—	—	—
Redeemed	—	—		(162)	(424)	—	—
Total Class C Shares	—	—		(139)	(290)	—	—
Class K Shares
Issued	—	—		—	—	15	—
Reinvested	—	—		—	—	1	—
Redeemed	—	—		—	—	(455)	—
Total Class K Shares	—	—		—	—	(439)	—
Class R Shares
Issued	—	—		6	10	161	189
Reinvested	—	—		— (a)	—	52	47
Redeemed	—	—		(2)	(20)	(166)	(264)
Total Class R Shares	—	—		4	(10)	47	(28)
Class Y Shares (c)
Issued	140	59		79	86	290	76
Reinvested	45	9		1	—	149	109
Redeemed	(14)	(35)		(94)	(142)	(52)	(146)
Total Class Y Shares	171	32		(14)	(56)	387	39
Change in Shares	171	41		(661)	(1,804)	538	—

(a)  Rounds to less than 1.

(b)  Rounds to less than $1.

(c)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Munder Mid-Cap Core Growth Fund		Munder Emerging Markets Small-Cap Fund		Munder International Fund-Core Equity
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income(loss)	$1,910	$(15,010)	$9	$22	$63	$454
Net realized gains/losses from investment transactions	271,627	608,446	39	(71)	778	1,675
Net change in unrealized appreciation/depreciation on investments	14,057	587,552	(167)	346	(3,017)	3,970
Change in net assets resulting from operations	287,594	1,180,988	(119)	296	(2,176)	6,099
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	(2)	(1)	(59)	(133)
Class C Shares	—	—	—	—	(4)	(20)
Class I Shares	—	—	—	—	— (a)	— (a)
Class R6 Shares	(314)	(117)	—	—	—	—
Class Y Shares	(1,261)	—	(23)	(11)	(250)	(478)
From net realized gains:
Class A Shares	(137,794)	(27,648)	—	—	—	(180)
Class B Shares	—	(260)	—	—	—	—
Class C Shares	(29,082)	(4,993)	—	—	—	(42)
Class I Shares	—	—	—	—	—	— (a)
Class K Shares	—	(220)	—	—	—	—
Class R Shares	(6,573)	(1,205)	—	—	—	—
Class R6 Shares	(58,709)	(6,338)	—	—	—	—
Class Y Shares	(420,404)	(71,723)	—	—	—	(579)
Change in net assets resulting from distributions to shareholders	(654,137)	(112,504)	(25)	—	(313)	(1,432)
Change in net assets from capital transactions	325,713	(66,778)	1,540	—	(1,263)	(2,517)
Change in net assets	(40,830)	1,001,706	1,396	2,447	(3,752)	2,150
Net Assets:
Beginning of period	6,287,845	5,286,139	2,447	—	29,069	26,919
End of period	$6,247,015	$6,287,845	$3,838	$2,447	$25,317	$29,069
Accumulated undistributed (distributions in excess of) net investment income	$369	$34	$(4)	$13	$(250)	$— (a)

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Munder Mid-Cap Core Growth Fund		Munder Emerging Markets Small-Cap Fund		Munder International Fund-Core Equity
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$100,122	$238,892	$102	$267	$174	$360
Dividends reinvested	119,925	24,104	2	1	48	248
Cost of shares redeemed	(322,045)	(371,715)	(19)	(54)	(463)	(2,034)
Total Class A Shares	$(101,998)	$(108,718)	$85	$214	$(241)	$(1,426)
Class B Shares
Proceeds from shares issued	$—	$21	$—	$—	$—	$—
Dividends reinvested	—	225	—	—	—	—
Cost of shares redeemed	(6,560)	(12,044)	—	—	—	—
Total Class B Shares	$(6,560)	$(11,798)	$—	$—	$—	$—
Class C Shares
Proceeds from shares issued	$11,118	$22,020	$—	$—	$105	$91
Dividends reinvested	22,940	3,842	—	—	2	34
Cost of shares redeemed	(15,254)	(32,769)	—	—	(107)	(252)
Total Class C Shares	$18,804	$(6,907)	$—	$—	$—	$(126)
Class I Shares
Dividends reinvested	$—	$—	$—	$—	$— (a)	$— (a)
Total Class I Shares	$—	$—	$—	$—	$—	$—
Class K Shares
Proceeds from shares issued	$165	$1,064	$—	$—	$—	$—
Dividends reinvested	—	109	—	—	—	—
Cost of shares redeemed	(12,251)	(1,889)	—	—	—	—
Total Class K Shares	$(12,086)	$(717)	$—	$—	$—	$—
Class R Shares
Proceeds from shares issued	$5,878	$16,350	$—	$—	$—	$—
Dividends reinvested	6,313	1,140	—	—	—	—
Cost of shares redeemed	(16,307)	(19,864)	—	—	—	—
Total Class R Shares	$(4,116)	$(2,374)	$—	$—	$—	$—
Class R6 Shares
Proceeds from shares issued	$167,913	$401,566	$—	$—	$—	$—
Dividends reinvested	57,633	6,212	—	—	—	—
Cost of shares redeemed	(96,574)	(46,888)	—	—	—	—
Redemption fees	—	—	—	—	—	—
Total Class R6 Shares	$128,972	$360,890	$—	$—	$—	$—
Class Y Shares
Proceeds from shares issued	$477,393	$846,965	$1,846	$2,111	$362	$1,727
Dividends reinvested	387,886	64,990	21	9	236	1,003
Cost of shares redeemed	(562,582)	(1,209,108)	(412)	(171)	(1,616)	(3,696)
Total Class Y Shares	$302,697	$(297,154)	$1,455	$1,949	$(1,018)	$(965)
Change in net assets from capital transactions	$325,713	$—	$1,540	$—	$(1,259)	$(2,517)

(continues on next page)

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Munder Mid-Cap Core Growth Fund		Munder Emerging Markets Small-Cap Fund		Munder International Fund-Core Equity
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	2,287	5,893	9	26	25	53
Reinvested	2,870	579	— (a)	— (a)	7	36
Redeemed	(7,347)	(9,102)	(2)	(5)	(67)	(307)
Total Class A Shares	(2,190)	(2,629)	7	21	(35)	(217)
Class B Shares
Issued	—	—	—	—	—	—
Reinvested	—	6	—	—	—	—
Redeemed	(169)	(327)	—	—	—	—
Total Class B Shares	(169)	(321)	—	—	—	—
Class C Shares
Issued	287	596	—	—	15	13
Reinvested	615	102	—	—	— (a)	5
Redeemed	(382)	(880)	—	—	(15)	(37)
Total Class C Shares	520	(183)	—	—	—	(19)
Class I Shares
Reinvested	—	—	—	—	— (a)	— (a)
Total Class I Shares	—	—	—	—	— (a)	— (a)
Class K Shares
Issued	4	26	—	—	—	—
Reinvested	—	3	—	—	—	—
Redeemed	(279)	(47)	—	—	—	—
Total Class K Shares	(275)	(18)	—	—	—	—
Class R Shares
Issued	136	413	—	—	—	—
Reinvested	155	28	—	—	—	—
Redeemed	(386)	(496)	—	—	—	—
Total Class R Shares	(95)	(56)	—	—	—	—
Class R6 Shares
Issued	3,719	9,590	—	—	—	—
Reinvested	1,327	145	—	—	—	—
Redeemed	(2,101)	(1,101)	—	—	—	—
Total Class R6 Shares	2,945	8,634	—	—	—	—
Class Y Shares (b)
Issued	10,499	20,353	165	209	53	252
Reinvested	8,973	1,519	2	1	36	148
Redeemed	(12,419)	(28,909)	(36)	(16)	(235)	(540)
Total Class Y Shares	7,053	(7,037)	131	194	(146)	(140)
Change in Shares	7,789	(1,610)	138	—	(181)	—

(a)  Rounds to less than 1.

(b)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Munder International Small-Cap Fund		Munder Total Return Bond Fund
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,044	$4,013	$1,895	$3,347
Net realized gains/losses from investment transactions	10,803	33,292	(26)	(257)
Net change in unrealized appreciation/depreciation on investments	(43,671)	49,580	(1,741)	3,046
Change in net assets resulting from operations	(31,824)	86,885	128	6,136
Distributions to Shareholders:
From net investment income:
Class A Shares	(378)	(152)	(351)	(764)
Class B Shares	—	—	(1)	(20)
Class C Shares	(20)	(8)	(47)	(154)
Class I Shares	(3,446)	(3,959)	—	—
Class K Shares	—	—	(68)	(343)
Class R6 Shares	(43)	(2)	—	—
Class Y Shares	(2,089)	(1,984)	(1,004)	(1,855)
Change in net assets resulting from distributions to shareholders	(5,976)	(6,105)	(1,471)	(3,136)
Change in net assets from capital transactions	48,306	61,971	6,504	(7,569)
Change in net assets	10,506	142,751	5,161	(4,569)
Net Assets:
Beginning of period	386,142	243,391	92,182	96,751
End of period	$396,648	$386,142	$97,343	$92,182
Accumulated undistributed (distributions in excess of) net investment income	$(4,817)	$115	$1,526	$1,102

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Munder International Small-Cap Fund		Munder Total Return Bond Fund
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$13,941	$21,627	$1,946	$8,526
Dividends reinvested	292	100	273	559
Cost of shares redeemed	(5,823)	(6,381)	(5,452)	(11,574)
Total Class A Shares	$8,410	$15,346	$(3,233)	$(2,489)
Class B Shares
Proceeds from shares issued	$—	$—	$—	$31
Dividends reinvested	—	—	1	19
Cost of shares redeemed	—	—	(336)	(778)
Total Class B Shares	$—	$—	$(335)	$(728)
Class C Shares
Proceeds from shares issued	$905	$1,799	$270	$1,225
Dividends reinvested	16	6	31	76
Cost of shares redeemed	(268)	(145)	(1,302)	(3,822)
Total Class C Shares	$653	$1,660	$(1,001)	$(2,521)
Class I Shares
Proceeds from shares issued	$15,971	$24,244	$—	$—
Dividends reinvested	561	620	—	—
Cost of shares redeemed	(4,940)	(432)	—	—
Total Class I Shares	$11,592	$24,432	$—	$—
Class K Shares
Proceeds from shares issued	$—	$—	$35	$97
Dividends reinvested	—	—	29	95
Cost of shares redeemed	—	—	(8,218)	(4,135)
Total Class K Shares	$—	$—	$(8,154)	$(3,943)
Class R6 Shares
Proceeds from shares issued	$2,957	$525	$—	$—
Dividends reinvested	43	2	—	—
Cost of shares redeemed	(349)	(117)	—	—
Total Class R6 Shares	$2,651	$410	$—	$—
Class Y Shares
Proceeds from shares issued	$49,267	$42,285	$24,677	$4,304
Dividends reinvested	1,952	1,896	890	1,676
Cost of shares redeemed	(26,219)	(24,058)	(6,340)	(3,868)
Total Class Y Shares	$25,000	$20,123	$19,227	$2,112
Change in net assets from capital transactions	$48,306	$61,971	$6,504	$(7,569)

(continues on next page)

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Munder International Small-Cap Fund		Munder Total Return Bond Fund
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Six Months Ended December 31, 2014	Year Ended June 30, 2014
	(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	1,278	1,993	195	864
Reinvested	28	9	27	56
Redeemed	(532)	(585)	(545)	(1,178)
Total Class A Shares	774	1,417	(323)	(258)
Class B Shares
Issued	—	—	—	3
Reinvested	—	—	—	2
Redeemed	—	—	(34)	(79)
Total Class B Shares	—	—	(34)	(74)
Class C Shares
Issued	83	170	27	122
Reinvested	2	1	3	8
Redeemed	(25)	(14)	(129)	(384)
Total Class C Shares	60	157	(99)	(254)
Class I Shares
Issued	1,444	2,406	—	—
Reinvested	53	58	—	—
Redeemed	(445)	(42)	—	—
Total Class I Shares	1,052	2,422	—	—
Class K Shares
Issued	—	—	3	10
Reinvested	—	—	3	10
Redeemed	—	—	(821)	(417)
Total Class K Shares	—	—	(815)	(397)
Class R6 Shares
Issued	271	47	—	—
Reinvested	4	— (a)	—	—
Redeemed	(32)	(10)	—	—
Total Class R6 Shares	243	37	—	—
Class Y Shares (b)
Issued	4,424	3,970	2,468	434
Reinvested	184	178	89	169
Redeemed	(2,384)	(2,239)	(633)	(392)
Total Class Y Shares	2,224	1,909	1,924	211
Change in Shares	4,353	5,942	653	(772)

(a)  Rounds to less than 1.

(b)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

Statement of Cash Flows

The Victory Portfolios  For the Six Months Ended December 31, 2014

(Amounts in Thousands)

Munder Total Return Bond Fund
Increase/(Decrease) in Cash — Cash Flows from Operating Activities:
Net increase in net assets from operations	$128
Adjustments to reconcile net assets from operations to net cash provided by operating activities:
Purchases of investments	(148,310)
Proceeds from disposition and paydowns of investments	135,877
Net purchases, sales and maturities of short-term investments	(908)
Net amortization/accretion on investments	(76)
Deposits with brokers for futures contracts	(500)
Interest and dividends receivable	10
Receivable from advisor	19
Receivable from investments sold	1,484
Prepaids and other assets	10
Payable for investments purchased	(996)
Payable to advisor	3
Payable for deferred mortgage dollar rolls	(52)
Payable to administrator	(1)
Payable for distribution fees	(1)
Payable to trustees	(2)
Accounts payable and accrued expenses	(27)
Net realized gain from investments	(26)
Change in unrealized appreciation/depreciation from investments	1,741
Net cash provided by operating activities	(11,627)
Cash Flows from Financing Activities:
Payments for mortgage dollar rolls purchases	(14,573)
Proceeds on mortgage dollar roll sales	21,085
Proceeds from shares sold	26,991
Payments on shares redeemed	(21,629)
Cash dividends paid (excluding reinvest of dividends of $1,224)	(247)
Net cash used in financing activities	11,627
Net change in cash and cash equivalents	—
Cash at beginning of period	—
Cash at end of period	$—

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Micro-Cap Equity Fund
	Class A Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$37.51	$35.12	$32.55	$30.53	$22.02	$18.61
Investment Activities:
Net investment loss	(0.02)	(0.38)	(0.15)	(0.34)	(0.17)	(0.01)
Net realized and unrealized gains on investments	1.11	8.01	7.92	2.36	8.68	3.74
Total from Investment Activities	1.09	7.63	7.77	2.02	8.51	3.73
Distributions:
Net investment income	—	—	—	—	—	(0.32)
Net realized gains from investments	(3.36)	(5.24)	(5.20)	—	—	—
Total Distributions	(3.36)	(5.24)	(5.20)	—	—	(0.32)
Short-term trading fees	—	—	—	— (a)	— (a)	— (a)
Net Asset Value, End of Period	$35.24	$37.51	$35.12	$32.55	$30.53	$22.02
Total Return (excludes sales charge) (b)	2.88%	21.75%	27.36%	6.62%	38.65%	19.97%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$75,057	$82,905	$62,982	$49,064	$56,726	$55,117
Ratio of net expenses to average net assets (c)	1.74%	1.83%	1.93%	2.04%	2.10%	2.05%
Ratio of net investment loss to average net assets (c)	(0.53)%	(1.00)%	(0.47)%	(1.15)%	(0.63)%	(0.06)%
Portfolio turnover (d)	19%	62%	58%	56%	67%	43%

(a)  Amount is less than $0.005 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Micro-Cap Equity Fund
	Class C Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$31.20	$30.16	$28.84	$27.26	$19.80	$16.82
Investment Activities:
Net investment loss	(0.13)	(0.55)	(0.35)	(0.49)	(0.33)	(0.16)
Net realized and unrealized gains on investments	0.92	6.83	6.87	2.07	7.79	3.37
Total from Investment Activities	0.79	6.28	6.52	1.58	7.46	3.21
Distributions:
Net investment income	—	—	—	—	—	(0.23)
Net realized gains from investments	(3.36)	(5.24)	(5.20)	—	—	—
Total Distributions	(3.36)	(5.24)	(5.20)	—	—	(0.23)
Short-term trading fees	—	—	—	— (a)	— (a)	— (a)
Net Asset Value, End of Period	$28.63	$31.20	$30.16	$28.84	$27.26	$19.80
Total Return (excludes contingent deferred sales charge) (b)	2.47%	20.86%	26.43%	5.80%	37.68%	19.05%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,457	$17,532	$13,767	$12,220	$13,933	$13,438
Ratio of net expenses to average net assets (c)	2.51%	2.58%	2.69%	2.79%	2.85%	2.80%
Ratio of net investment loss to average net assets (c)	(1.31)%	(1.75)%	(1.22)%	(1.90)%	(1.37)%	(0.81)%
Portfolio turnover (d)	19%	62%	58%	56%	67%	43%

(a)  Amount is less than $0.005 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Micro-Cap Equity Fund
	Class R Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$36.81	$34.63	$32.23	$30.31	$21.91	$18.55
Investment Activities:
Net investment loss	(0.18)	(0.46)	(0.24)	(0.44)	(0.23)	(0.06)
Net realized and unrealized gains on investments	1.19	7.88	7.84	2.33	8.63	3.71
Total from Investment Activities	1.01	7.42	7.60	1.92	8.40	3.65
Distributions:
Net investment income	—	—	—	—	—	(0.29)
Net realized gains from investments	(3.36)	(5.24)	(5.20)	—	—	—
Total Distributions	(3.36)	(5.24)	(5.20)	—	—	(0.29)
Short-term trading fees	—	—	—	— (a)	— (a)	— (a)
Net Asset Value, End of Period	$34.46	$36.81	$34.63	$32.23	$30.31	$21.91
Total Return (b)	2.69%	21.46%	27.09%	6.33%	38.34%	19.62%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$919	$921	$355	$251	$317	$250
Ratio of net expenses to average net assets (c)	2.07%	2.08%	2.18%	2.30%	2.35%	2.30%
Ratio of net investment loss to average net assets (c)	(0.87)%	(1.24)%	(0.75)%	(1.41)%	(0.85)%	(0.28)%
Ratio of gross expenses to average net assets (c)	2.45%	2.08%	2.18%	2.30%	2.35%	2.30%
Portfolio turnover (d)	19%	62%	58%	56%	67%	43%

(a)  Amount is less than $0.005 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Micro-Cap Equity Fund
	Class Y Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2011	Year Ended June 30, 2010
	(Unaudited)
Net Asset Value, Beginning of Period	$39.55	$36.72	$33.72	$31.55	$22.70	$19.15
Investment Activities:
Net investment income(loss)	(0.34)	(0.29)	(0.07)	(0.27)	(0.10)	0.04
Net realized and unrealized gains on investments	1.54	8.36	8.27	2.44	8.95	3.86
Total from Investment Activities	1.20	8.07	8.20	2.17	8.85	3.90
Distributions:
Net investment income	—	—	—	—	—	(0.35)
Net realized gains from investments	(3.36)	(5.24)	(5.20)	—	—	—
Total Distributions	(3.36)	(5.24)	(5.20)	—	—	(0.35)
Short-term trading fees	—	—	—	— (a)	— (a)	— (a)
Net Asset Value, End of Period	$37.39	$39.55	$36.72	$33.72	$31.55	$22.70
Total Return (b)	2.98%	22.08%	27.68%	6.88%	38.99%	20.28%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$24,179	$22,279	$12,107	$12,273	$12,457	$11,834
Ratio of net expenses to average net assets (c)	1.48%	1.58%	1.69%	1.79%	1.85%	1.79%
Ratio of net investment income (loss) to average net assets (c)	(0.29)%	(0.75)%	(0.20)%	(0.89)%	(0.36)%	0.19%
Portfolio turnover (d)	19%	62%	58%	56%	67%	43%

(a)  Amount is less than $0.005 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Mid-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.83	$12.59	$9.82	$10.00
Investment Activities:
Net investment income(loss)	(0.01)	(0.04)	(0.02)	0.02
Net realized and unrealized gains(losses) on investments	0.12	3.56	2.80	(0.19)
Total from Investment Activities	0.11	3.52	2.78	(0.17)
Distributions:
Net investment income	—	—	(0.01)	(0.01)
Net realized gains from investments	(0.86)	(0.28)	—	—
Total Distributions	(0.86)	(0.28)	(0.01)	(0.01)
Net Asset Value, End of Period	$15.51	$15.83	$12.59	$9.82
Total Return (excludes sales charge) (b)	0.64%	28.20%	28.37%	(1.70)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,809	$4,283	$434	$107
Ratio of net expenses to average net assets (c)	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (c)	(0.07)%	(0.27)%	(0.20)%	0.22%
Ratio of gross expenses to average net assets (c)	2.62%	4.75%	9.29%	113.21%
Portfolio turnover (d)	21%	51%	82%	46%

(a)  Class A Shares of the Fund commenced operations on July 1, 2011.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Mid-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.89	$12.61	$9.83	$10.00
Investment Activities:
Net investment income(loss)	0.01	(0.01)	0.01	0.06
Net realized and unrealized gains(losses) on investments	0.12	3.57	2.81	(0.21)
Total from Investment Activities	0.13	3.56	2.82	(0.15)
Distributions:
Net investment income	—	—	(0.04)	(0.02)
Net realized gains from investments	(0.43)	(0.28)	—	—
Total Distributions	(0.43)	(0.28)	(0.04)	(0.02)
Net Asset Value, End of Period	$15.59	$15.89	$12.61	$9.83
Total Return (b)	0.77%	28.48%	28.76%	(1.48)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,645	$3,133	$2,630	$1,723
Ratio of net expenses to average net assets (c)	1.17%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (c)	0.24%	(0.09)%	0.13%	0.58%
Ratio of gross expenses to average net assets (c)	2.38%	4.80%	9.68%	28.48%
Portfolio turnover (d)	21%	51%	82%	46%

(a)  Class Y Shares of the Fund commenced operations on July 1, 2011.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)		Period Ended June 30, 2011(a)(b)	Year Ended February 28, 2011(c)	Year Ended February 28, 2010(c)
	(Unaudited)
Net Asset Value, Beginning of Period	$32.77	$25.95	$20.17	$20.84		$20.78	$15.77	$8.92
Investment Activities:
Net investment income(loss)	(0.06)	(0.13)	0.05	—	(d)	(0.04)	(0.10)	0.01
Net realized and unrealized gains (losses) on investments	0.38	6.97	5.73	(0.67)		0.10	5.11	6.85
Total from Investment Activities	0.32	6.84	5.78	(0.67)		0.06	5.01	6.86
Distributions:
Net investment income	—	(0.02)	—	—		—	— (d)	(0.01)
Net realized gains from investments	—	—	—	—		—	—	—
Total Distributions	—	(0.02)	—	—		—	— (d)	(0.01)
Short-term trading fees	—	—	—	—	(d)	— (d)	— (d)	— (d)
Net Asset Value, End of Period	$33.09	$32.77	$25.95	$20.17		$20.84	$20.78	$15.77
Total Return (excludes sales charge) (e)	0.98%	26.36%	28.66%	(3.21)%		0.29%	31.82%	76.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$195,912	$168,289	$106,502	$94,305		$133,177	$82,560	$87,928
Ratio of net expenses to average net assets (f)	1.49%	1.50%	1.50%	1.50%		1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (f)	0.01%	(0.44)%	0.22%	—	%(g)	(0.52)%	(0.50)%	0.06%
Ratio of gross expenses to average net assets (f)	1.49%	1.52%	1.59%	1.63%		1.54%	1.50%	1.54%
Portfolio turnover (h)	19%	92%	57%	51%		14%	52%	69%

(a)  Per share net investment income (loss) has be recalculated using the average shares method.

(b)  Data shown is for the period March 1, 2011 to June 30, 2011.

(c)  The financial highlights prior to March 1, 2011 are those of the Veracity Small Cap Value Fund, which was the accounting survivor in the reorganization of the Veracity Small Cap Value Fund with and into the Munder Small-Cap Value Fund. Year indicated was audited by another independent registered public accounting firm. The net asset values and other per share information of the Veracity Small Cap Value Fund have been restated by the Merger Conversion Ratio applied in the reorganization to reflect the net asset value of the Munder Small-Cap Fund, which was the legal survivor of the reorganization.

(d)  Amount is less than $0.005 per share.

(e)  Not annualized for periods less than one year.

(f)  Annualized for periods less than one year.

(g)  Amount is less than 0.005%.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class C Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Period Ended June 30, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$30.03	$23.94	$18.75	$19.51	$19.68
Investment Activities:
Net investment loss	(0.06)	(0.33)	(0.10)	(0.13)	(0.04)
Net realized and unrealized gains(losses) on investments	0.23	6.42	5.29	(0.63)	(0.13)
Total from Investment Activities	0.17	6.09	5.19	(0.76)	(0.17)
Short-term trading fees	—	—	—	— (b)	—
Net Asset Value, End of Period	$30.20	$30.03	$23.94	$18.75	$19.51
Total Return (excludes contingent deferred sales charge) (c)	0.57%	25.44%	27.68%	(3.90)%	(0.86)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$25,929	$25,035	$18,642	$17,761	$23,237
Ratio of net expenses to average net assets (d)	2.24%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment loss to average net assets (d)	(0.77)%	(1.20)%	(0.49)%	(0.73)%	(1.52)%
Ratio of gross expenses to average net assets (e)	2.24%	2.28%	2.34%	2.39%	2.32%
Portfolio turnover (e)	19%	92%	57%	51%	14%

(a)  Class C Shares of the Fund commenced operations on May 14, 2011.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class R Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Period Ended June 30, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$32.29	$25.61	$19.96	$20.67	$20.83
Investment Activities:
Net investment loss	(0.05)	(0.21)	(0.02)	(0.05)	(0.03)
Net realized and unrealized gains(losses) on investments	0.32	6.89	5.67	(0.66)	(0.13)
Total from Investment Activities	0.27	6.68	5.65	(0.71)	(0.16)
Short-term trading fees	—	—	—	— (b)	—
Net Asset Value, End of Period	$32.56	$32.29	$25.61	$19.96	$20.67
Total Return (c)	0.84%	26.08%	28.31%	(3.43)%	(0.77)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,277	$5,350	$651	$496	$597
Ratio of net expenses to average net assets (d)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets (d)	0.25%	(0.70)%	(0.11)%	(0.27)%	(1.02)%
Ratio of gross expenses to average net assets (d)	2.32%	1.75%	1.83%	1.89%	1.82%
Portfolio turnover (e)	19%	92%	57%	51%	14%

(a)  Class R Shares of the Fund commenced operations on May 14, 2011.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class R6 Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Year Ended June 30, 2013	Period Ended June 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$33.43	$26.41	$20.46	$18.96
Investment Activities:
Net investment income(loss)	0.07	(0.01)	0.09	0.01
Net realized and unrealized gains on investments	0.33	7.11	5.86	1.49
Total from Investment Activities	0.40	7.10	5.95	1.50
Distributions:
Net investment income	—	(0.08)	— (b)	—
Total Distributions	—	(0.08)	— (b)	—
Net Asset Value, End of Period	$33.83	$33.43	$26.41	$20.46
Total Return (c)	1.20%	26.89%	29.11%	7.91%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$333,921	$286,897	$19,560	$27
Ratio of net expenses to average net assets (d)	1.05%	1.07%	1.13%	1.10%
Ratio of net investment income to average net assets (d)	0.44%	(0.02)%	0.39%	0.42%
Ratio of gross expenses to average net assets (d)	1.05%	1.07%	1.14%	1.10%
Portfolio turnover (e)	19%	92%	57%	51%

(a)  Class R6 Shares of the Fund commenced operations on June 1, 2012.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012	Period Ended June 30, 2011(a)	Year Ended February 28, 2011(b)	Year Ended February 28, 2010(b)
	(Unaudited)
Net Asset Value, Beginning of Period	$33.33	$26.35	$20.46	$21.08	$21.01	$15.90	$8.99
Investment Activities:
Net investment income(loss)	0.03	(0.06)	0.12	0.06	(0.02)	(0.04)	0.04
Net realized and unrealized gains (losses) on investments	0.33	7.10	5.80	(0.68)	0.09	5.15	6.91
Total from Investment Activities	0.36	7.04	5.92	(0.62)	0.07	5.11	6.95
Distributions:
Net investment income	—	(0.06)	(0.03)	—	—	— (c)	(0.04)
Total Distributions	—	(0.06)	(0.03)	—	—	— (c)	(0.04)
Short-term trading fees	—	—	—	— (c)	— (c)	— (c)	— (c)
Net Asset Value, End of Period	$33.69	$33.33	$26.35	$20.46	$21.08	$21.01	$15.90
Total Return (d)	1.08%	26.72%	28.94%	(2.94)%	0.33%	32.13%	77.33%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$560,196	$537,362	$300,839	$202,198	$163,354	$138,835	$62,927
Ratio of net expenses to average net assets (e)	1.24%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets (e)	0.23%	(0.19)%	0.50%	0.28%	(0.30)%	(0.25)%	0.31%
Ratio of gross expenses to average net assets (e)	1.24%	1.27%	1.33%	1.39%	1.32%	1.25%	1.29%
Portfolio turnover (f)	19%	92%	57%	51%	14%	52%	69%

(a)  Data shown is for the period March 1, 2011 to June 30, 2011.

(b)  The financial highlights prior to March 1, 2011 are those of the Veracity Small Cap Value Fund, which was the accounting survivor in the reorganization of the Veracity Small Cap Value Fund with and into the Munder Small-Cap Value Fund. Year indicated was audited by another independent registered public accounting firm. The net asset values and other per share information of the Veracity Small Cap Value Fund have been restated by the Merger Conversion Ratio applied in the reorganization to reflect the net asset value of the Munder Small-Cap Fund, which is the legal survivor of the reorganization.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Integrity Small/Mid-Cap Value Fund
	Class A Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)(b)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.15	$12.18	$9.81	$10.00
Investment Activities:
Net investment income(loss)	(0.02)	(0.08)	0.01	0.01
Net realized and unrealized gains(losses) on investments	(0.19)	3.27	2.39	(0.19)
Total from Investment Activities	(0.21)	3.19	2.40	(0.18)
Distributions:
Net investment income	—	—	(0.03)	(0.01)
Net realized gains from investments	(0.88)	(0.22)	—	—
Total Distributions	(0.88)	(0.22)	(0.03)	(0.01)
Net Asset Value, End of Period	$14.06	$15.15	$12.18	$9.81
Total Return (excludes sales charge) (c)	(1.48)%	26.29%	24.52%	(1.83)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$476	$511	$301	$185
Ratio of net expenses to average net assets (d)	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets (d)	(0.27)%	(0.55)%	0.09%	0.11%
Ratio of gross expenses to average net assets (d)	3.11%	3.60%	36.42%	134.94%
Portfolio turnover (e)	24%	50%	58%	58%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Class A Shares of the Fund commenced operations on July 1, 2011.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Integrity Small/Mid-Cap Value Fund
	Class Y Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)(b)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.20	$12.19	$9.83	$10.00
Investment Activities:
Net investment income(loss)	—	(0.04)	— (c)	0.03
Net realized and unrealized gains(losses) on investments	(0.19)	3.27	2.42	(0.18)
Total from Investment Activities	(0.19)	3.23	2.42	(0.15)
Distributions:
Net investment income	—	—	(0.06)	(0.02)
Net realized gains from investments	(0.88)	(0.22)	—	—
Total Distributions	(0.88)	(0.22)	(0.06)	(0.02)
Net Asset Value, End of Period	$14.13	$15.20	$12.19	$9.83
Total Return (d)	(1.34)%	26.60%	24.69%	(1.51)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,956	$9,184	$6,969	$98
Ratio of net expenses to average net assets (e)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets (e)	0.06%	(0.30)%	0.01%	0.34%
Ratio of gross expenses to average net assets (e)	2.33%	3.35%	4.93%	142.51%
Portfolio turnover (f)	24%	50%	58%	58%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Class Y Shares of the Fund commenced operations on July 1, 2011.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Growth Opportunities Fund
	Class A Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$40.23	$30.81	$27.78	$29.44	$21.81	$17.41
Investment Activities:
Net investment loss	0.07	(0.15)	(0.01)	(0.10)	(0.22)	(0.39)
Net realized and unrealized gains(losses) on investments	2.47	9.57	3.04	(0.23)	7.85	4.73
Total from Investment Activities	2.54	9.42	3.03	(0.33)	7.63	4.34
Distributions:
Net realized gains from investments	(0.13)	—	—	(1.33)	—	—
Total Distributions	(0.13)	—	—	—	—	—
Short-term trading fees	—	—	—	— (b)	—	—
Fair fund distribution proceeds	—	—	—	—	—	0.06
Net Asset Value, End of Period	$42.64	$40.23	$30.81	$27.78	$29.44	$21.81
Total Return (excludes sales charge) (c)	6.30%	30.57%	10.91%	(0.61)%	34.92%	25.33	%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$388,724	$381,584	$333,869	$349,704	$376,437	$262,010
Ratio of net expenses to average net assets (e)	1.49%	1.63%	1.68%	1.68%	1.99%	2.25%
Ratio of net investment income (loss) to average net assets (e)	(0.30)%	(0.41)%	(0.03)%	(0.38)%	0.82%	(1.74)%
Portfolio turnover (f)	47%	124%	93%	82%	122%	74%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 19.41%.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Growth Opportunities Fund
	Class C Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$35.50	$27.39	$24.89	$26.72	$19.95	$16.04
Investment Activities:
Net investment loss	(0.57)	(0.37)	(0.20)	(0.28)	(0.39)	(0.51)
Net realized and unrealized gains(losses) on investments	2.67	8.48	2.70	(0.22)	7.16	4.37
Total from Investment Activities	2.10	8.11	2.50	(0.50)	6.77	3.86
Distributions:
Net realized gains from investments	(0.13)	—	—	(1.33)	—	—
Total Distributions	(0.13)	—	—	—	—	—
Short-term trading fees	—	—	—	— (b)	—	—
Fair fund distribution proceeds	—	—	—	—	—	0.05
Net Asset Value, End of Period	$37.47	$35.50	$27.39	$24.89	$26.72	$19.95
Total Return (excludes contingent deferred sales charge) (c)	5.90%	29.61%	10.09%	(1.37)%	33.93%	24.38	%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$81,032	$81,717	$70,994	$73,885	$84,204	$54,588
Ratio of net expenses to average net assets (e)	2.27%	2.38%	2.43%	2.43%	2.74%	3.00%
Ratio of net investment income (loss) to average net assets (e)	(1.09)%	1.16%	(0.78)%	(1.13)%	(1.56)%	2.48%
Ratio of gross expenses to average net assets (e)	2.28%	2.38%	2.43%	2.43%	2.74%	3.00%
Portfolio turnover (f)	47%	124%	93%	82%	122%	74%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 18.46%.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Growth Opportunities Fund
	Class R Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$39.18	$30.09	$27.20	$28.92	$21.48	$17.20
Investment Activities:
Net investment loss	(0.09)	(0.22)	(0.08)	(0.16)	(0.28)	(0.42)
Net realized and unrealized gains(losses) on investments	2.50	9.31	2.97	(0.23)	7.72	4.65
Total from Investment Activities	2.41	9.09	2.89	(0.39)	7.44	4.23
Distributions:
Net realized gains from investments	(0.13)	—	—	(1.33)	—	—
Total Distributions	(0.13)	—	—	—	—	—
Short-term trading fees	—	—	—	— (b)	—	—
Fair fund distribution proceeds	—	—	—	—	—	0.05
Net Asset Value, End of Period	$41.46	$39.18	$30.09	$27.20	$28.92	$21.48
Total Return (c)	6.11%	30.24%	10.63%	(0.84)%	34.57%	24.94	%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$984	$800	$916	$752	$383	$162
Ratio of net expenses to average net assets (e)	1.83%	1.88%	1.93%	1.92%	2.22%	2.47%
Ratio of net investment loss to average net assets (e)	(0.65)%	(0.64)%	(0.27)%	(0.60)%	(1.03)%	(1.86)%
Ratio of gross expenses to average net assets (e)	1.96%	1.88%	1.93%	1.92%	2.22%	2.47%
Portfolio turnover (f)	47%	124%	93%	82%	122%	74%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 19.01%.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Growth Opportunities Fund
	Class Y Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$42.05	$32.13	$28.90	$30.48	$22.53	$17.94
Investment Activities:
Net investment income(loss)	0.04	(0.06)	0.07	(0.03)	(0.17)	(0.34)
Net realized and unrealized gains(losses) on investments	2.68	9.98	3.16	(0.22)	8.12	4.86
Total from Investment Activities	2.72	9.92	3.23	(0.25)	7.95	4.52
Distributions:
Net realized gains from investments	(0.13)	—	—	(1.33)	—	—
Total Distributions	(0.13)	—	—	—	—	—
Short-term trading fees	—	—	—	— (b)	—	—
Fair fund distribution of proceeds	—	—	—	—	—	0.07
Net Asset Value, End of Period	$44.64	$42.05	$32.13	$28.90	$30.48	$22.53
Total Return (c)	6.46%	30.87%	11.21%	(0.36)%	35.29%	25.59	%(d)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$24,641	$23,806	$19,994	$26,138	$12,515	$10,752
Ratio of net expenses to average net assets (e)	1.21%	1.38%	1.43%	1.42%	1.76%	2.00%
Ratio of net investment income (loss) to average net assets (e)	(0.03)%	(0.15)%	0.21%	(0.12)%	(0.62)%	(1.51)%
Portfolio turnover (f)	47%	124%	93%	82%	122%	74%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 19.68%.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Index 500 Fund
	Class A Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$22.75	$19.73	$18.88	$20.89	$18.22	$16.72
Investment Activities:
Net investment income	0.16	0.27	0.28	0.25	0.25	0.25
Net realized and unrealized gains on investments	1.18	4.30	3.10	0.46	5.05	2.16
Total from Investment Activities	1.34	4.57	3.38	0.71	5.30	2.41
Distributions:
Net investment income	(0.18)	(0.28)	(0.27)	(0.25)	(0.26)	(0.25)
Net realized gains from investments	(1.74)	(1.27)	(2.26)	(2.47)	(2.37)	(0.66)
Total Distributions	(1.92)	(1.55)	(2.53)	(2.72)	(2.63)	(0.91)
Short-term trading fees	—	—	—	—	— (b)	— (b)
Net Asset Value, End of Period	$22.17	$22.75	$19.73	$18.88	$20.89	$18.22
Total Return (excludes sales charge) (c)	5.74%	23.73%	19.77%	4.69%	29.88%	13.98%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$217,667	$208,223	$194,601	$191,446	$231,167	$201,950
Ratio of net expenses to average net assets (d)	0.66%	0.73%	0.75%	0.80%	0.76%	0.72%
Ratio of net investment income to average net assets (d)	1.39%	1.28%	1.47%	1.30%	1.23%	1.26%
Ratio of gross expenses to average net assets (d)	0.66%	0.83%	0.85%	0.90%	0.86%	0.82%
Portfolio turnover (e)	1%	3%	5%	3%	5%	5%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Index 500 Fund
	Class R Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$22.73	$19.71	$18.87	$20.88	$18.21	$16.71
Investment Activities:
Net investment income	0.12	0.20	0.21	0.18	0.18	0.18
Net realized and unrealized gains on investments	1.17	4.30	3.09	0.46	5.05	2.16
Total from Investment Activities	1.29	4.50	3.30	0.64	5.23	2.34
Distributions:
Net investment income	(0.13)	(0.21)	(0.20)	(0.18)	(0.19)	(0.18)
Net realized gains from investments	(1.74)	(1.27)	(2.26)	(2.47)	(2.37)	(0.66)
Total Distributions	(1.87)	(1.48)	(2.46)	(2.65)	(2.56)	(0.84)
Short-term trading fees	—	—	—	—	— (b)	— (b)
Net Asset Value, End of Period	$22.15	$22.73	$19.71	$18.87	$20.88	$18.21
Total Return (c)	5.58%	23.33%	19.31%	4.32%	29.45%	13.59%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$15,079	$14,339	$13,050	$10,480	$8,332	$6,492
Ratio of net expenses to average net assets (d)	1.01%	1.08%	1.10%	1.16%	1.11%	1.07%
Ratio of net investment income to average net assets (d)	1.03%	0.94%	1.11%	0.94%	0.88%	0.91%
Portfolio turnover (e)	1%	3%	5%	3%	5%	5%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Index 500 Fund
	Class Y Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$22.83	$19.80	$18.94	$20.94	$18.27	$16.76
Investment Activities:
Net investment income	0.11	0.31	0.31	0.27	0.28	0.27
Net realized and unrealized gains on investments	1.26	4.30	3.11	0.48	5.05	2.18
Total from Investment Activities	1.37	4.61	3.42	0.75	5.33	2.45
Distributions:
Net investment income	(0.19)	(0.31)	(0.30)	(0.28)	(0.29)	(0.28)
Net realized gains from investments	(1.74)	(1.27)	(2.26)	(2.47)	(2.37)	(0.66)
Total Distributions	(1.93)	(1.58)	(2.56)	(2.75)	(2.66)	(0.94)
Short-term trading fees	—	—	—	—	— (b)	— (b)
Net Asset Value, End of Period	$22.27	$22.83	$19.80	$18.94	$20.94	$18.27
Total Return (c)	5.89%	23.88%	19.94%	4.89%	29.99%	14.18%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$44,589	$36,863	$31,188	$17,104	$14,154	$21,021
Ratio of net expenses to average net assets (d)	0.49%	0.58%	0.59%	0.65%	0.61%	0.57%
Ratio of net investment income to average net assets (d)	1.58%	1.44%	1.61%	1.43%	1.38%	1.41%
Portfolio turnover (e)	1%	3%	5%	3%	5%	5%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class A Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$43.91	$36.60	$29.99	$30.44	$22.01	$18.16
Investment Activities:
Net investment loss	(0.02)	(0.17)	(0.01)	(0.08)	(0.09)	(0.01)
Net realized and unrealized gains(losses) on investments	2.13	8.27	6.62	(0.37)	8.52	3.89
Total from Investment Activities	2.11	8.10	6.61	(0.45)	8.43	3.88
Distributions:
Net investment income	—	—	—	—	—	(0.03)
Net realized gains from investments	(4.83)	(0.79)	—	—	—	—
Total Distributions	(4.83)	(0.79)	—	—	—	(0.03)
Short-term trading fees	—	—	—	— (b)	— (b)	— (b)
Net Asset Value, End of Period	$41.19	$43.91	$36.60	$29.99	$30.44	$22.01
Total Return (excludes sales charge) (c)	4.64%	22.24%	22.04%	(1.48)%	38.30%	21.34%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,277,331	$1,457,999	$1,311,428	$1,231,903	$1,505,526	$1,306,682
Ratio of net expenses to average net assets (d)	1.33%	1.32%	1.33%	1.32%	1.33%	1.34%
Ratio of net investment loss to average net assets (d)	(0.12)%	(0.41)%	(0.04)%	(0.28)%	(0.32)%	(0.60)%
Ratio of gross expenses to average net assets (d)	1.35%	1.32%	1.33%	1.32%	1.33%	1.34%
Portfolio turnover (e)	9%	37%	25%	48%	65%	52%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class C Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$39.81	$33.49	$27.65	$28.27	$20.60	$17.10
Investment Activities:
Net investment loss	0.04	(0.43)	(0.24)	(0.28)	(0.27)	(0.17)
Net realized and unrealized gains(losses) on investments	(2.63)	7.54	6.08	(0.34)	7.94	3.67
Total from Investment Activities	(2.59)	7.11	5.84	(0.62)	7.67	3.50
Distributions:
Net realized gains from investments	(0.48)	(0.79)	—	—	—	—
Total Distributions	(0.48)	(0.79)	—	—	—	—
Short-term trading fees	—	—	—	— (b)	— (b)	— (b)
Net Asset Value, End of Period	$36.74	$39.81	$33.49	$27.65	$28.27	$20.60
Total Return (excludes contingent deferred sales charge) (c)	4.24%	21.34%	21.12%	(2.19)%	37.23%	20.47%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$247,772	$247,748	$214,548	$198,296	$245,023	$214,746
Ratio of net expenses to average net assets (d)	2.05%	2.07%	2.08%	2.07%	2.08%	2.09%
Ratio of net investment loss to average net assets (d)	(0.83)%	(1.16)%	(0.79)%	(1.04)%	(1.07)%	(0.81)%
Portfolio turnover (e)	9%	37%	25%	48%	65%	52%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class R Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$43.02	$35.96	$29.54	$30.05	$21.79	$18.00
Investment Activities:
Net investment loss	(0.12)	(0.26)	(0.09)	(0.15)	(0.15)	(0.07)
Net realized and unrealized gains(losses) on investments	2.13	8.11	6.51	(0.36)	8.41	3.86
Total from Investment Activities	2.01	7.85	6.42	(0.51)	8.26	3.79
Distributions:
Net realized gains from investments	(4.83)	(0.79)	—	—	—	—
Total Distributions	(4.83)	(0.79)	—	—	—	—
Short-term trading fees	—	—	—	— (b)	— (b)	— (b)
Net Asset Value, End of Period	$40.20	$43.02	$35.96	$29.54	$30.05	$21.79
Total Return (c)	4.51%	21.94%	21.73%	(1.70)%	37.91%	21.06%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$55,490	$63,454	$55,047	$52,931	$56,978	$47,354
Ratio of net expenses to average net assets (d)	1.57%	1.57%	1.58%	1.56%	1.58%	1.59%
Ratio of net investment loss to average net assets (d)	(0.36)%	(0.65)%	(0.28)%	(0.54)%	(0.57)%	(0.33)%
Ratio of gross expenses to average net assets (d)	1.63%	1.57%	1.58%	1.56%	1.58%	1.59%
Portfolio turnover (e)	9%	37%	25%	48%	65%	52%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class R6 Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Period Ended June 30, 2012(a)(b)
	(Unaudited)
Net Asset Value, Beginning of Period	$45.38	$37.66	$30.71	$28.95
Investment Activities:
Net investment income	0.27	0.03	0.14	0.02
Net realized and unrealized gains on investments	2.25	8.49	6.81	1.74
Total from Investment Activities	2.52	8.52	6.95	1.76
Distributions:
Net investment income	(0.26)	(0.01)	—	—
Net realized gains from investments	(4.83)	(0.79)	—	—
Total Distributions	(5.09)	(0.80)	—	—
Net Asset Value, End of Period	$42.81	$45.38	$37.66	$30.71
Total Return (c)	4.88%	22.75%	22.63%	6.08%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$577,624	$478,718	$72,090	$53
Ratio of net expenses to average net assets (d)	0.88%	0.89%	0.89%	0.84%
Ratio of net investment income to average net assets (d)	0.35%	0.08%	0.39%	0.65%
Ratio of gross expenses to average net assets (d)	0.89%	0.89%	0.89%	0.84%
Portfolio turnover (e)	9%	37%	25%	48%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Class R6 Shares of the Fund commenced operations on June 1, 2012.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Mid-Cap Core Growth Fund
	Class Y Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$45.22	$37.58	$30.71	$31.09	$22.44	$18.51
Investment Activities:
Net investment income(loss)	— (b)	(0.07)	0.07	(0.01)	(0.02)	0.05
Net realized and unrealized gains(losses) on investments	2.22	8.50	6.80	(0.37)	8.68	3.96
Total from Investment Activities	2.22	8.43	6.87	(0.38)	8.66	4.01
Distributions:
Net investment income	(0.01)	—	—	—	(0.01)	(0.08)
Net realized gains from investments	(4.83)	(0.79)	—	—	—	—
Total Distributions	(4.84)	(0.79)	—	—	(0.01)	(0.08)
Short-term trading fees	—	—	—	— (b)	— (b)	— (b)
Net Asset Value, End of Period	$42.60	$45.22	$37.58	$30.71	$31.09	$22.44
Total Return (c)	4.76%	22.55%	22.37%	(1.22)%	38.59%	21.67%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,088,798	$4,021,165	$3,605,966	$3,018,188	$3,015,321	$2,109,229
Ratio of net expenses to average net assets (d)	1.07%	1.07%	1.08%	1.06%	1.08%	1.09%
Ratio of net investment income (loss) to average net assets (d)	0.15%	(0.16)%	0.21%	(0.04)%	(0.07)%	0.20%
Ratio of gross expenses to average net assets (d)	1.08%	1.07%	1.08%	1.06%	1.08%	1.09%
Portfolio turnover (e)	9%	37%	25%	48%	65%	52%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Emerging Markets Small-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2014	Period Ended June 30, 2014(a)(b)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.39	$10.00
Investment Activities:
Net investment income	0.06	0.09
Net realized and unrealized gains(losses) on investments	(0.45)	1.35
Total from Investment Activities	(0.39)	1.44
Distributions:
Net investment income	(0.12)	(0.05)
Total Distributions	(0.12)	(0.05)
Net Asset Value, End of Period	$10.88	$11.39
Total Return (excludes sales charge) (c)	(3.95)%	14.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$302	$236
Ratio of net expenses to average net assets (d)	1.73%	1.73%
Ratio of net investment income to average net assets (d)	0.08%	0.82%
Ratio of gross expenses to average net assets (d)	9.20%	13.77%
Portfolio turnover (e)	46%	106%

(a)  Class A Shares of the Fund commenced operations on July 2, 2013.

(b)  Per share net investment income (loss) has been recalculated using the average shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Emerging Markets Small-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2014	Period Ended June 30, 2014(a)(b)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.41	$10.00
Investment Activities:
Net investment income	— (c)	0.12
Net realized and unrealized gains(losses) on investments	(0.44)	1.35
Total from Investment Activities	(0.44)	1.47
Distributions:
Net investment income	(0.07)	(0.06)
Total Distributions	(0.07)	(0.06)
Net Asset Value, End of Period	$10.90	$11.41
Total Return (d)	(3.84)%	14.79%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,536	$2,211
Ratio of net expenses to average net assets (e)	1.48%	1.48%
Ratio of net investment income to average net assets (e)	0.58%	1.10%
Ratio of gross expenses to average net assets (e)	7.66%	13.11%
Portfolio turnover (f)	46%	106%

(a)  Class Y Shares of the Fund commenced operations on July 2, 2013.

(b)  Per share net investment income (loss) has been recalculated using the average shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder International Fund-Core Equity
	Class A Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.21	$6.11	$5.61	$7.09	$5.52	$5.46
Investment Activities:
Net investment income	0.08	0.10	0.12	0.12	0.08	0.10
Net realized and unrealized gains(losses) on investments	(0.57)	1.36	0.95	(1.27)	1.70	0.12
Total from Investment Activities	(0.49)	1.46	1.07	(1.15)	1.78	0.22
Distributions:
Net investment income	(0.14)	(0.15)	(0.50)	(0.33)	(0.21)	(0.16)
Net realized gains from investments	—	(0.21)	(0.07)	—	—	—
Total Distributions	(0.14)	(0.36)	(0.57)	(0.33)	(0.21)	(0.16)
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$6.58	$7.21	$6.11	$5.61	$7.09	$5.52
Total Return (excludes sales charge) (c)	(7.75)%	24.25%	19.59%	(15.88)%	32.49%	3.87%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,387	$6,156	$6,541	$184	$195	$233
Ratio of net expenses to average net assets (d)	1.47%	1.47%	1.47%	1.47%	1.54%	1.61%
Ratio of net investment income to average net assets (d)	0.25%	1.48%	1.87%	1.99%	1.27%	1.54%
Ratio of gross expenses to average net assets (d)	2.41%	2.46%	2.95%	5.78%	4.28%	2.36%
Portfolio turnover (e)	25%	61%	108%	84%	81%	67%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder International Fund-Core Equity
	Class C Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.16	$6.06	$5.57	$7.05	$5.49	$5.43
Investment Activities:
Net investment income(loss)	(0.02)	0.05	0.08	0.05	0.05	0.03
Net realized and unrealized gains(losses) on investments	(0.56)	1.36	0.93	(1.24)	1.67	0.15
Total from Investment Activities	(0.58)	1.41	1.01	(1.19)	1.72	0.18
Distributions:
Net investment income	(0.02)	(0.10)	(0.45)	(0.29)	(0.16)	(0.12)
Net realized gains from investments	—	(0.21)	(0.07)	—	—	—
Total Distributions	(0.02)	(0.31)	(0.52)	(0.29)	(0.16)	(0.12)
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$6.56	$7.16	$6.06	$5.57	$7.05	$5.49
Total Return (excludes contingent deferred sales charge) (c)	(8.10)%	23.50%	18.60%	(16.63)%	31.49%	2.92%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,248	$1,361	$1,266	$16	$90	$73
Ratio of net expenses to average net assets (d)	2.22%	2.22%	2.22%	2.22%	2.29%	2.36%
Ratio of net investment income (loss) to average net assets (d)	(0.50)%	0.74%	1.22%	0.82%	0.69%	0.56%
Ratio of gross expenses to average net assets (d)	3.42%	3.21%	3.69%	6.57%	5.03%	3.14%
Portfolio turnover (e)	25%	61%	108%	84%	81%	67%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder International Fund-Core Equity
	Class I Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.22	$6.12	$5.61	$7.10	$5.52	$5.46
Investment Activities:
Net investment income	(4.12)	0.14	0.13	0.11	0.11	0.12
Net realized and unrealized gains(losses) on investments	3.59	1.36	0.98	(1.24)	1.72	0.14
Total from Investment Activities	(0.53)	1.50	1.11	(1.13)	1.83	0.26
Distributions:
Net investment income	(0.10)	(0.19)	(0.53)	(0.36)	(0.25)	(0.20)
Net realized gains from investments	—	(0.21)	(0.07)	—	—	—
Total Distributions	(0.10)	(0.40)	(0.60)	(0.36)	(0.25)	(0.20)
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$6.59	$7.22	$6.12	$5.61	$7.10	$5.52
Total Return (c)	(7.42)%	24.84%	20.45%	(15.55)%	33.36%	4.22%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1	$1	$1	$6,001	$20,836	$39,610
Ratio of net expenses to average net assets (d)	0.96%	0.96%	0.96%	0.96%	1.04%	1.10%
Ratio of net investment income to average net assets (d)	0.75%	2.07%	2.19%	1.90%	1.68%	1.92%
Ratio of gross expenses to average net assets (d)	299.67%	2.08%	5.63%	3.69%	2.12%	1.51%
Portfolio turnover (e)	25%	61%	108%	84%	81%	67%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder International Fund-Core Equity
	Class Y Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$7.21	$6.11	$5.61	$7.09	$5.52	$5.45
Investment Activities:
Net investment income	0.02	0.12	0.13	0.12	0.11	0.09
Net realized and unrealized gains(losses) on investments	(0.57)	1.36	0.95	(1.25)	1.69	0.16
Total from Investment Activities	(0.55)	1.48	1.08	(1.13)	1.80	0.25
Distributions:
Net investment income	(0.09)	(0.17)	(0.51)	(0.35)	(0.23)	(0.18)
Net realized gains from investments	—	(0.21)	(0.07)	—	—	—
Total Distributions	(0.09)	(0.38)	(0.58)	(0.35)	(0.23)	(0.18)
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$6.57	$7.21	$6.11	$5.61	$7.09	$5.52
Total Return (c)	(7.65)%	24.57%	19.91%	15.66%	32.83%	4.14%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$18,681	$21,551	$19,111	$1,969	$2,756	$2,317
Ratio of net expenses to average net assets (d)	1.22%	1.22%	1.22%	1.22%	1.28%	1.36%
Ratio of net investment income to average net assets (d)	0.50%	1.75%	2.14%	2.00%	1.64%	1.38%
Ratio of gross expenses to average net assets (d)	2.00%	2.21%	3.02%	5.53%	4.06%	2.19%
Portfolio turnover (e)	25%	61%	108%	84%	81%	67%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder International Small-Cap Fund
	Class A Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.59	$8.89	$7.18	$8.36	$5.77	$5.08
Investment Activities:
Net investment income	0.13	0.13	0.09	0.08	0.06	0.02
Net realized and unrealized gains(losses) on investments	(0.92)	2.73	1.73	(1.17)	2.58	0.73
Total from Investment Activities	(0.79)	2.86	1.82	(1.09)	2.64	0.75
Distributions:
Net investment income	(0.27)	(0.16)	(0.11)	(0.09)	(0.05)	(0.06)
Total Distributions	(0.27)	(0.16)	(0.11)	(0.09)	(0.05)	(0.06)
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$10.53	$11.59	$8.89	$7.18	$8.36	$5.77
Total Return (excludes sales charge) (c)	(8.00)%	32.35%	25.49%	(12.90)%	45.85%	14.62%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$30,028	$24,062	$5,866	$2,804	$3,421	$725
Ratio of net expenses to average net assets (d)	1.35%	1.35%	1.66%	1.71%	1.71%	1.71%
Ratio of net investment income to average net assets (d)	0.14%	1.24%	1.05%	1.15%	0.82%	0.28%
Ratio of gross expenses to average net assets (d)	1.61%	1.66%	1.87%	1.87%	1.83%	2.07%
Portfolio turnover (e)	30%	54%	88%	67%	74%	88%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder International Small-Cap Fund
	Class C Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.37	$8.73	$7.05	$8.22	$5.68	$5.03
Investment Activities:
Net investment income(loss)	0.02	0.05	0.03	— (b)	(0.04)	(0.02)
Net realized and unrealized gains(losses) on investments	(0.96)	2.67	1.71	(1.11)	2.58	0.70
Total from Investment Activities	(0.94)	2.72	1.74	(1.11)	2.54	0.68
Distributions:
Net investment income	(0.08)	(0.08)	(0.06)	(0.06)	—	(0.03)
Total Distributions	(0.08)	(0.08)	(0.06)	(0.06)	—	(0.03)
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$10.35	$11.37	$8.73	$7.05	$8.22	$5.68
Total Return (excludes contingent deferred sales charge) (c)	(8.29)%	31.28%	24.57%	(13.42)%	44.72%	13.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,611	$2,186	$307	$146	$639	$2,038
Ratio of net expenses to average net assets (d)	2.10%	2.10%	2.38%	2.46%	2.46%	2.46%
Ratio of net investment income (loss) to average net assets (d)	(0.61)%	0.47%	0.35%	0.07%	(0.64)%	(0.35)%
Ratio of gross expenses to average net assets (d)	2.66%	2.41%	2.62%	2.68%	2.79%	2.83%
Portfolio turnover (e)	30%	54%	88%	67%	74%	88%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder International Small-Cap Fund
	Class I Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.64	$8.94	$7.22	$8.40	$5.80	$5.11
Investment Activities:
Net investment income	0.03	0.14	0.11	0.11	0.08	0.07
Net realized and unrealized gains(losses) on investments	(0.93)	2.77	1.76	(1.16)	2.61	0.71
Total from Investment Activities	(0.90)	2.91	1.87	(1.05)	2.69	0.78
Distributions:
Net investment income	(0.17)	(0.21)	(0.15)	(0.13)	(0.09)	(0.09)
Total Distributions	(0.17)	(0.21)	(0.15)	(0.13)	(0.09)	(0.09)
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$10.57	$11.64	$8.94	$7.22	$8.40	$5.80
Total Return (c)	(7.75)%	32.75%	26.13%	(12.39)%	46.52%	15.13%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$215,624	$225,237	$151,237	$120,329	$139,658	$84,557
Ratio of net expenses to average net assets (d)	0.95%	0.95%	1.18%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets (d)	0.55%	1.29%	1.34%	1.54%	1.04%	1.08%
Ratio of gross expenses to average net assets (d)	1.22%	1.26%	1.28%	1.27%	1.28%	1.35%
Portfolio turnover (e)	30%	54%	88%	67%	74%	88%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder International Small-Cap Fund
	Class R6 Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Period Ended June 30, 2012(a)(b)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.69	$8.98	$7.19	$6.71
Investment Activities:
Net investment income	(0.07)	0.19	0.17	0.01
Net realized and unrealized gains(losses) on investments	(0.84)	2.72	1.69	0.47
Total from Investment Activities	(0.91)	2.91	1.86	0.48
Distributions:
Net investment income	(0.15)	(0.20)	(0.07)	—
Total Distributions	(0.15)	(0.20)	(0.07)	—
Net Asset Value, End of Period	$10.63	$11.69	$8.98	$7.19
Total Return (c)	(7.79)%	32.58%	26.03%	7.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,095	$559	$94	$27
Ratio of net expenses to average net assets (d)	1.10%	1.10%	1.22%	1.25%
Ratio of net investment income to average net assets (d)	0.40%	1.74%	2.02%	1.15%
Ratio of gross expenses to average net assets (d)	1.92%	1.27%	1.33%	1.25%
Portfolio turnover (e)	30%	54%	88%	67%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Class R6 Shares of the Fund commenced operations on June 1, 2012.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder International Small-Cap Fund
	Class Y Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.61	$8.90	$7.19	$8.37	$5.77	$5.09
Investment Activities:
Net investment income	0.02	0.12	0.08	0.09	0.06	0.06
Net realized and unrealized gains(losses) on investments	(0.94)	2.78	1.76	(1.16)	2.61	0.69
Total from Investment Activities	(0.92)	2.90	1.84	(1.07)	2.67	0.75
Distributions:
Net investment income	(0.15)	(0.19)	(0.13)	(0.11)	(0.07)	(0.07)
Total Distributions	(0.15)	(0.19)	(0.13)	(0.11)	(0.07)	(0.07)
Short-term trading fees	—	—	—	—	—	— (b)
Net Asset Value, End of Period	$10.54	$11.61	$8.90	$7.19	$8.37	$5.77
Total Return (c)	(7.90)%	32.75%	25.77%	(12.67)%	46.39%	14.69%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$145,290	$134,099	$85,886	$140,062	$159,001	$108,224
Ratio of net expenses to average net assets (d)	1.10%	1.10%	1.43%	1.46%	1.46%	1.46%
Ratio of net investment income to average net assets (d)	0.40%	1.15%	0.95%	1.29%	0.77%	0.90%
Ratio of gross expenses to average net assets (d)	1.36%	1.44%	1.60%	1.63%	1.71%	1.82%
Portfolio turnover (e)	30%	54%	88%	67%	74%	88%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Munder Total Return Bond Fund
	Class A Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.08	$9.75	$9.93	$9.59	$9.53	$8.81
Investment Activities:
Net investment income	0.39	0.35	0.28	0.37	0.37	0.38
Net realized and unrealized gains(losses) on investments	(0.23)	0.31	(0.15)	0.34	0.08	0.71
Total from Investment Activities	0.16	0.66	0.13	0.71	0.45	1.09
Distributions:
Net investment income	(0.31)	(0.33)	(0.31)	(0.37)	(0.39)	(0.37)
Total Distributions	(0.31)	(0.33)	(0.31)	(0.37)	(0.39)	(0.37)
Net Asset Value, End of Period	$9.93	$10.08	$9.75	$9.93	$9.59	$9.53
Total Return (excludes sales charge) (b)	0.03%	6.93%	1.24%	7.49%	4.84%	12.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$20,778	$24,336	$26,071	$35,134	$17,479	$19,533
Ratio of net expenses to average net assets (c)	0.85%	0.85%	0.78%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets (c)	3.69%	3.57%	2.76%	3.83%	3.87%	4.14%
Ratio of gross expenses to average net assets (c)	1.12%	1.21%	1.19%	1.19%	1.11%	1.04%
Portfolio turnover (d) (e)	101%	262%	373%	362%	258%	206%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The portfolio turnover rates excluding mortgage dollar roll transactions were 98%, 64% 110%, 96% and 79% for the years ended June 30, 2014, June 30, 2013, June 30, 2012, June 30, 2011 and June 30, 2010, respectively.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Total Return Bond Fund
	Class C Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.15	$9.82	$10.00	$9.65	$9.59	$8.87
Investment Activities:
Net investment income	0.25	0.29	0.20	0.31	0.30	0.32
Net realized and unrealized gains(losses) on investments	(0.28)	0.30	(0.15)	0.33	0.08	0.70
Total from Investment Activities	(0.03)	0.59	0.05	0.64	0.38	1.02
Distributions:
Net investment income	(0.12)	(0.26)	(0.23)	(0.29)	(0.32)	(0.30)
Total Distributions	(0.12)	(0.26)	(0.23)	(0.29)	(0.32)	(0.30)
Net Asset Value, End of Period	$10.00	$10.15	$9.82	$10.00	$9.65	$9.59
Total Return (excludes contingent deferred sales charge) (b)	(0.43)%	6.19%	0.48%	6.75%	4.03%	11.67%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,878	$4,941	$7,270	$6,101	$4,563	$5,352
Ratio of net expenses to average net assets (c)	1.60%	1.60%	1.54%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (c)	2.95%	2.89%	1.93%	3.12%	3.12%	3.39%
Ratio of gross expenses to average net assets (c)	1.95%	1.96%	1.94%	1.94%	1.87%	1.79%
Portfolio turnover (d) (e)	101%	262%	373%	362%	258%	206%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The portfolio turnover rates excluding mortgage dollar roll transactions were 98%, 64% 110%, 96% and 79% for the years ended June 30, 2014, June 30, 2013, June 30, 2012, June 30, 2011 and June 30, 2010, respectively.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Munder Total Return Bond Fund
	Class Y Shares
	Six Months Ended December 31, 2014	Year Ended June 30, 2014(a)	Year Ended June 30, 2013(a)	Year Ended June 30, 2012(a)	Year Ended June 30, 2011(a)	Year Ended June 30, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.10	$9.77	$9.95	$9.61	$9.54	$8.83
Investment Activities:
Net investment income	0.03	0.38	0.30	0.40	0.40	0.41
Net realized and unrealized gains(losses) on investments	(0.01)	0.31	(0.15)	0.33	0.09	0.70
Total from Investment Activities	0.02	0.69	0.15	0.73	0.49	1.11
Distributions:
Net investment income	(0.17)	(0.36)	(0.33)	(0.39)	(0.42)	(0.40)
Total Distributions	(0.17)	(0.36)	(0.33)	(0.39)	(0.42)	(0.40)
Net Asset Value, End of Period	$9.95	$10.10	$9.77	$9.95	$9.61	$9.54
Total Return (b)	0.15%	7.18%	1.49%	7.75%	5.20%	12.73%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$72,687	$54,345	$50,526	$51,897	$83,353	$84,690
Ratio of net expenses to average net assets (c)	0.60%	0.60%	0.53%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (c)	3.86%	3.83%	2.93%	4.13%	4.12%	4.39%
Ratio of gross expenses to average net assets (c)	0.79%	0.96%	0.94%	0.94%	0.87%	0.79%
Portfolio turnover (d) (e)	101%	262%	373%	362%	258%	206%

(a)  Per share net investment income (loss) has been recalculated using the average shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The portfolio turnover rates excluding mortgage dollar roll transactions were 98%, 64% 110%, 96% and 79% for the years ended June 30, 2014, June 30, 2013, June 30, 2012, June 30, 2011 and June 30, 2010, respectively.

See notes to financial statements.

Notes to Financial Statements

The Victory Portfolios  December 31, 2014

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of December 31, 2014, the Trust offered shares of 27 funds. The accompanying financial statements are those of the following funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered
Integrity Micro Cap Equity Fund	Classes A, C, R and Y
Integrity Mid-Cap Value Fund	Classes A and Y
Integrity Small-Cap Value Fund	Classes A, C, R, R6 and Y
Integrity Small/Mid-Cap Value Fund	Classes A and Y
Munder Growth Opportunities Fund	Classes A, C, R and Y
Munder Index 500 Fund	Classes A, R and Y
Munder Mid-Cap Core Growth Fund	Classes A, C, R, R6 and Y
Munder Emerging Markets Small-Cap Fund	Classes A and Y
Munder International Fund-Core Equity	Classes A, C, I, and Y
Munder International Small-Cap Fund	Class A, C, I, R6 and Y
Munder Total Return Fund	Classes A, C and Y

Each Fund offers two or more classes of shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Integrity Micro-Cap Equity Fund, Integrity Mid-Cap Value Fund and Integrity Small/Mid-Cap Value Fund seek to provide capital appreciation. The Munder Mid-Cap Core Growth Fund, Integrity Small-Cap Value Fund and Munder Growth Opportunities Fund seek to provide long-term capital appreciation. The Munder Index 500 Fund seeks to provide performance and income that is comparable to the S&P 500© Index. The Munder Emerging Markets Small-Cap Fund, Munder International Fund-Core Equity Fund and Munder International Small-Cap Fund seek to provide long-term growth of capital. The Munder Total Return Bond Fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Munder Emerging Markets Small Cap Fund, Munder International Fund-Core Equity and Munder International Small-Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

The following is a summary of the inputs used to value the Funds' investments as of December 31, 2014, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments^
Integrity Micro-Cap Equity Fund
Common Stocks	$108,814	$—	$—	$—	$—	$—	$108,814	$—
Investment Companies	—	—	2,183	—	—	—	2,183	—
Exchange-Traded Funds	6,055	—	—	—	—	—	6,055	—
Total	114,869	—	2,183	—	—	—	117,052	—
Integrity Mid-Cap Value Fund
Common Stocks	12,333	—	—	—	—	—	12,333	—
Investment Companies	—	—	189	—	—	—	189	—
Total	12,333	—	189	—	—	—	12,522	—
Integrity Small-Cap Value Fund
Common Stocks	1,095,835	—	—	—	—	—	1,095,835	—
Investment Companies	—	—	25,241	—	—	—	25,241	—
Total	1,095,835	—	25,241	—	—	—	1,121,076	—
Integrity Small/Mid-Cap Value Fund
Common Stocks	11,376	—	—	—	—	—	11,376	—
Investment Companies	—	—	138	—	—	—	138	—
Total	11,376	—	138	—	—	—	11,514	—
Munder Growth Opportunities Fund
Common Stocks	493,756	—	—	—	—	—	493,756	—
Exchange-Traded Funds	250	—	—	—	—	—	250	—
Total	494,006	—	—	—	—	—	494,006	—
Munder Index 500 Fund
Common Stocks	266,334	—	—	—	—	—	266,334	—
U.S. Treasury Obligations	—	—	1,000	—	—	—	1,000	—
Investment Companies	—	—	9,889	—	—	—	9,889	—
Futures Contracts	—	139	—	—	—	—	—	139
Total	266,334	$139	10,889	—	—	—	277,223	139

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs			LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments^
Munder Mid-Cap Core Growth Fund
Common Stocks	$6,240,131		$—	$—		$—	$—	$—	$6,240,131	$—
Rights	2,159		—	—		—	—	—	2,159	—
Investment Companies	—		—	38,115		—	—	—	38,115	—
Exchange-Traded Funds	14,782		—	—		—	—	—	14,782	—
Total	6,257,072		—	38,115		—	—	—	6,295,187	—
Munder Emerging Markets Small-Cap Fund
Common Stocks	631	(a)	—	2,641		—	17	—	3,289	—
Preferred Stocks	—		—	23		—	—	—	23	—
Rights	—		—	10		—	—	—	10	—
Exchange-Traded Funds	404		—	—		—	—	—	404	—
Cash Equivalents	—		—	115		—	—	—	115	—
Total	1,035		—	2,789		—	17	—	3,841	—
Munder International Fund-Core Equity
Common Stocks	3,212	(b)	—	21,732		—	—	—	24,944	—
Right	—		—	—	(c)	—	—	—	—	—
Exchange Traded Funds	266		—	—		—	—	—	266	—
Cash Equivalents	—		—	173		—	—	—	173	—
Total	3,479		—	21,905		—	—	—	25,383	—
Munder International Small-Cap Fund
Common Stocks	35,358	(d)	—	355,970		—	—	—	391,328	—
Right	—		—	—	(c)	—	—	—	—	—
Exchange Traded Funds	1,782		—	—		—	—	—	1,782	—
Cash Equivalents	—		—	1,107		—	—	—	1,107	—
Total	37,139		—	357,078		—	—	—	394,217	—
Munder Total Return Bond Fund
Asset Backed Securities	—		—	11,580		—	—	—	11,580	—
Collateralized Mortgage Obligations	—		—	10,583		—	—	—	10,583	—
Corporate Bonds	—		—	53,286		—	—	—	53,286	—
Municipal Bonds	—		—	1,574		—	—	—	1,574	—
U.S. Government Mortgage Backed Agencies	—		—	27,542		—	—	—	27,542	—

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments^
Munder Total Return Bond Fund (continued)
U.S. Treasury Obligations	$—	$—	$11,471	$—	$—	$—	$11,471	$—
Investment Companies	—	—	3,926	—	—	—	3,926	—
Exchange Traded Funds	3,852	—	—	—	—	—	3,852	—
Futures Contracts	—	90	—	—	—	—	—	90
Total	$3,852	$90	$119,962	$—	$—	$—	$123,814	$90

^  Other Financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  Consists of holdings: All ADRs and all securities listed under Brazil, British Virgin Islands, Columbia and Mexico.

(b)  Rounds to less than $1.

(c)  Consists of holdings: All ADRs and all securities listed under Brazil, Canada and Mexico.

(d)  Consists of holdings: All ADRs and securities listed under Canada.

Significant transfers occurred between Levels 1 and 2 on recognition dates of June 30, 2014 and December 31, 2014. The Victory Portfolios look through to the underlying investments in Investment Companies to determine the ASC 820 Level. On December 31, all international securities, except as noted above, were fair valued and are listed as Level 2 investments.

Transfers from Level 1 to Level 2
Integrity Micro-Cap Equity Fund
Investment Companies	2,183
Integrity Mid-Cap Value Fund
Investment Companies	189
Integrity Small-Cap Value Fund
Investment Companies	25,241
Integrity Small/Mid-Cap Value Fund
Investment Companies	138
Munder Index 500 Fund
Investment Companies	9,889
U.S. Treasury Obligations	1,000
Munder Mid-Cap Core Growth Fund
Investment Companies	38,115

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

	Transfers from Level 1 to Level 2
Munder Emerging Markets Small-Cap Fund
Common Stocks	2,641
Preferred Stocks	23
Rights	10
Cash Equivalents	115
Munder International Fund-Core Equity
Common Stocks	21,732
Rights	—	(c)
Cash Equivalents	173
Munder International Small-Cap Fund
Common Stocks	355,970
Rights	—	(c)
Cash Equivalents	1,107
Munder Total Return Bond Fund
Investment Companies	3,926

Reconciliation of Level 3 Items

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Munder Emerging Markets Small-Cap Fund	Investments in Securities
Balance as of 6/30/14	$0
Realized Gain (Loss)	0
Change in unrealized appreciation/depreciation	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	17
Balance as of 12/31/14	$17

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transaction. It is the Trust's policy to include the portion of realized and unrealized gains and losses from investments that result from foreign currency changes with other foreign currency gains and losses.

Foreign Currency Contracts:

The Munder Emerging Markets Small-Cap Fund, Munder International Fund-Core Equity and International Small-Cap Fund may enter into foreign currency exchange contracts to convert U.S.

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Munder Emerging Markets Small-Cap Fund, Munder International Fund-Core Equity Fund and Munder International Small-Cap Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2014, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's future positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

basis, the Fund records the transaction and reflects the value of the security in determining net asset value. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. The value of the security may vary with the market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of December 31, 2014, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

Dividends to Shareholders:

Dividends from net investment income are declared and paid monthly for the Munder Total Return Bond Fund. Dividends from net investment income are declared and paid quarterly for the Munder Index 500 Fund. Dividends from net investment income are declared and paid annually for the Integrity Micro-Cap Equity Fund, Integrity Mid-Cap Value Fund, Integrity Small-Cap Value Fund, Integrity Small/Mid-Cap Value Fund, Munder Growth Opportunities Fund, Munder Mid-Cap Core Growth Fund, Munder Emerging Markets Small-Cap Fund, Munder International Fund-Core Equity and Munder International Small-Cap Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying Statements of Assets and Liabilities.

Mortgage Dollar Rolls:

The Munder Total Return Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage roll dollars from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in income in the Fund's Statement of Operations.

Credit Default Swap Contracts:

The Munder Total Return Bond Fund is subject to credit risk in the normal course of pursuing its investment objective. The Fund may buy or sell credit default swap ("CDS") contracts for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), to generate income, to gain exposure to an investment in a manner other than investing in the asset directly or for any other permissible

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

purpose. CDS contracts involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Up-front payments made or received by the Fund are capitalized until such time that the contract is closed. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/(depreciation) is reclassified to realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/(depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a relized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/(depreciation) on credit default swap contracts and/or the value of securities exchanged.

As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to "cover" its commitment under the contract, the Fund will enter into an offsetting position or instruct the custodian to designate as collateral on the Fund's books cash or liquid assets equal to the aggregate notional value of the underlying debt obligation. The counterparty to the CDS contract may require that the Fund deposit cash or pledge collateral to offset market value depreciation of the contract until such time as the contract is closed.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2014.

	Assets	Liabilities
Fund	Variation Margin on Futures Contracts*	Variation Margin on Futures Contracts*
Equity Risk Exposure:
Munder Index 500 Fund	$139	$—
Interest Rate Risk Exposure:
Munder Total Return Bond Fund	285	195

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liamilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended December 31, 2014.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation Recognized as a Result of Operations
Equity Risk Exposure:
Munder Index 500 Fund	$27	$75
Interest Rate Risk Exposure:
Munder Total Return Bond Fund	(405)	72

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Other:

Expenses that are directly related to a Fund are charged directly to that fund. Other operating expenses of the Trust are prorated to each Fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, printing and 12b-1 fees.

Subsequent Events:

The Funds have evaluated subsequent events and there are no subsequent events to report.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the fiscal year ended December 31, 2014 were as follows (in thousands):

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Integrity Micro-Cap Equity Fund	$21,252	$31,788	$—	$—
Integrity Mid-Cap Value Fund	6,861	1,988	—	—
Integrity Small-Cap Value Fund	265,049	194,728	—	—
Integrity Small/Mid-Cap Value Fund	4,478	2,410	—	—
Munder Growth Opportunities Fund	230,462	256,039	—	—
Munder Index 500 Fund	3,825	15,943	—	—
Munder Mid-Cap Core Growth Fund	557,679	833,456	—	—
Munder Emerging Markets Small-Cap Fund	2,700	1,268	—	—
Munder International Fund-Core Equity	6,907	8,436	—	—
Munder International Small-Cap Fund	165,228	116,361	—	—
Munder Total Return Bond Fund	96,390	88,548	13,334	2,096

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management, Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission (the "SEC"). The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

	Adviser Fee Tier and Rate
	Flat Rate
Integrity Micro-Cap Equity Fund	1.00%
	Up to $500 million	over $500 million
Integrity Mid-Cap Value Fund	0.75%	0.70%
	Up to $300 million	over $300 million
Integrity Small-Cap Value Fund	0.90%	0.85%
Integrity Small/Mid-Cap Value Fund	0.90%	0.85%
	Up to $1 billion	$1 billion — $2 billion	over $2 billion
Munder Growth Opportunities Fund	0.75%	0.725%	0.70%
	Up to $250 million	$250 million — $500 million	over $500 million
Munder Index 500 Fund	0.20%	0.12%	0.07%
	Up to $6 billion	$6 billion — $8 billion	over $8 billion
Munder Mid-Cap Core Growth Fund	0.75%	0.70%	0.65%
	Flat Rate
Munder Emerging Markets Small-Cap Fund	1.10%
	Up to $2.5 billion	$2.5 billion — $5 billion	over $5 billion
Munder International Fund-Core Equity	0.80%	0.75%	0.70%
	Up to $1 billion	over $1 billion
Munder International Small-Cap Fund	0.95%	0.90%
	Flat Rate
Munder Total Return Bond Fund	0.40%

Pursuant to an investment sub-advisory agreement with the Adviser, World Asset Management, Inc. ("World") is responsible for the management of the Munder Index 500 Fund, including all decisions regarding purchases and sales of portfolio securities. For its services, World is entitled to receive from the Adviser a fee, computed daily and payable monthly, at the rates included in the table below.

Up to $10 million	$10 million — $50 million	$50 million — $100 million
0.12%	0.10%	0.08%

$100 million — $200 million	over $200 million
0.04%	0.02%

Prior to November 1, 2014, Munder Capital Management ("MCM") provided investment advisory services to the funds under the same terms.

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

KeyBank National Association ("KeyBank") serves as custodian of all the Trust's assets except the assets of the Munder Emerging Markets Small Cap Fund, Munder International Fund-Core Equity and Munder International Small-Cap Fund, for which Citibank, N.A. ("Citibank") serves as custodian. For its custody services to the Trust, The Victory Institutional Funds and The Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank receives fees at an annualized rate of 0.00774% of the Victory Trusts' aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund, Munder Emerging Markets Small Cap Fund, Munder International Fund-Core Equity and Munder International Small Cap Fund, plus applicable per transaction fees. The Victory Trusts reimburse KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

Prior to November 1, 2014, State Street Bank and Trust Company ("SSB") served as custodian of the Funds.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trust and the Victory Variable Insurance Funds (collectively, the "Trusts"), 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts. Prior to November 1, 2014, MCM served as administrator to the Funds and received from each Fund an asset-based fee plus a fixed annual reporting fee of $8,800. The asset-based portion of the fee was computed daily and payable monthly at the following annual rates:

Fund Net Assets	Annual Fee
First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

Effective November 1, 2014, Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Prior to November 1, 2014, Funds Distributor, LLC served as distributor.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds and 1.00% of the average daily net assets of Class C Shares of the Funds. Prior to the November 1, 2014, the maximum rates payable under the Munder Distribution and Service Plan for each class, as a percentage of average daily net assets, for 12b-1 fees was 0.25%, 1.00% and 1.00% for Classes A, B and C, respectively and for the Class K Service Fee was 0.25%. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds. For the period ended December 31, 2014, the Funds paid affiliates of the Adviser or the Funds $11 thousand under the Distribution and Service Plans.

In addition, the Distributor is entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the fiscal year ended December 31, 2014, Victory Capital Advisers, Inc. and Funds Distributor, LLC received approximately $53 thousand from commissions earned on sales of Class A Shares and the transfer agent received $12 thousand from redemptions of Class C Shares of the Funds.

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

The Adviser has entered into expense limitation agreements with each of the Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of December 31, 2014, the expense limits are as follows:

Fund	Class	Expense Limit(a)
Integrity Micro-Cap Equity Fund	Class A Shares	1.83%
Integrity Micro-Cap Equity Fund	Class C Shares	2.58%
Integrity Micro-Cap Equity Fund	Class R Shares	2.08%
Integrity Micro-Cap Equity Fund	Class Y Shares	1.58%
Integrity Mid-Cap Value Fund	Class A Shares	1.50%
Integrity Mid-Cap Value Fund	Class Y Shares	1.25%
Integrity Small-Cap Value Fund	Class A Shares	1.50%
Integrity Small-Cap Value Fund	Class C Shares	2.25%
Integrity Small-Cap Value Fund	Class R Shares	1.75%
Integrity Small-Cap Value Fund	Class R6 Shares	1.07%
Integrity Small-Cap Value Fund	Class Y Shares	1.25%
Integrity Small/Mid-Cap Value Fund	Class A Shares	1.50%
Integrity Small/Mid-Cap Value Fund	Class Y Shares	1.25%
Munder Growth Opportunities Fund	Class A Shares	1.63%
Munder Growth Opportunities Fund	Class C Shares	2.38%
Munder Growth Opportunities Fund	Class R Shares	1.88%
Munder Growth Opportunities Fund	Class Y Shares	1.38%
Munder Index 500 Fund	Class A Shares	0.73%
Munder Index 500 Fund	Class R Shares	1.08%
Munder Index 500 Fund	Class Y Shares	0.58%
Munder Mid-Cap Core Growth Fund	Class A Shares	1.32%
Munder Mid-Cap Core Growth Fund	Class C Shares	2.07%
Munder Mid-Cap Core Growth Fund	Class R Shares	1.57%
Munder Mid-Cap Core Growth Fund	Class R6 Shares	0.89%
Munder Mid-Cap Core Growth Fund	Class Y Shares	1.07%
Munder Emerging Markets Small-Cap Fund	Class A Shares	1.73%
Munder Emerging Markets Small-Cap Fund	Class Y Shares	1.48%
Munder International Fund-Core Equity	Class A Shares	1.47%
Munder International Fund-Core Equity	Class C Shares	2.22%
Munder International Fund-Core Equity	Class I Shares	0.96%
Munder International Fund-Core Equity	Class Y Shares	1.22%
Munder International Small-Cap Fund	Class A Shares	1.35%
Munder International Small-Cap Fund	Class C Shares	2.10%
Munder International Small-Cap Fund	Class I Shares	0.95%
Munder International Small-Cap Fund	Class R6 Shares	1.10%
Munder International Small-Cap Fund	Class Y Shares	1.10%
Munder Total Return Bond Fund	Class A Shares	0.85%
Munder Total Return Bond Fund	Class C Shares	1.60%
Munder Total Return Bond Fund	Class Y Shares	0.60%

(a) In effect until at least October 31, 2016.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of December 31, 2014, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

Fund	Amount Waived or Reimbursed Available to Recoup	Amount Repaid to Adviser	Expires June 30,
Munder Micro-Cap Equity Fund	2		2018
Munder Integrity Mid-Cap Value Fund	264		2015
Munder Integrity Mid-Cap Value Fund	194		2016
Munder Integrity Mid-Cap Value Fund	185		2017
Munder Integrity Mid-Cap Value Fund	56		2018
Munder Integrity Small/Mid-Cap Value Fund	271		2015
Munder Integrity Small/Mid-Cap Value Fund	199		2016
Munder Integrity Small/Mid-Cap Value Fund	176		2017
Munder Integrity Small/Mid-Cap Value Fund	58		2018
Munder Integrity Small-Cap Value Fund	353	51	2015
Munder Integrity Small-Cap Value Fund	299		2016
Munder Integrity Small-Cap Value Fund	125		2017
Munder Integrity Small-Cap Value Fund	21		2018
Munder Growth Opportunities Fund	1		2018
Munder Mid-Cap Core Growth Fund	394		2018
Munder Emerging Markets Small Cap Fund	234		2017
Munder Emerging Markets Small Cap Fund	96		2018
Munder International Fund-Core Equity	396		2015
Munder International Fund-Core Equity	380		2016
Munder International Fund-Core Equity	273		2017
Munder International Fund-Core Equity	91		2018
Munder International Small Cap Fund	313		2015
Munder International Small Cap Fund	250		2016
Munder International Small Cap Fund	866		2017
Munder International Small Cap Fund	377		2018
Munder Total Return Bond Fund	104		2018

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2014.

5.  Risks:

The Munder Emerging Markets Small-Cap Fund, Munder International Fund- Core Equity and Munder International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Trusts may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. Prior to the reorganization on November 1, 2014, the Munder Funds participated in a line of credit with SSB. Borrowings under the SSB line of credit may not exceed the lesser of $50 million or 25% of the Fund's adjusted net assets, net of any assets pledged to or designated as collateral for the benefit of third parties. SSB was paid a quarterly commitment fee equal to 0.11% on the unused commitment. For the four months ended October 31, 2014, SSB earned approximately $19 thousand. For the two months ended December 31, 2014, Citibank earned approximately $8 thousand in Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2014 were as follows (Average Loan in thousands):

Fund	Average Loan	Average Rate
Munder Growth Opportunities Fund	$1,500	1.27%
Munder Mid-Cap Core Growth Fund	3,833	1.41%

As of December 31, 2014, the The Munder Growth Opportunities Fund had a $2,000,000 loan outstanding with Citibank.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings/deficit will be determined at the end of the current tax year ending June 30, 2015.

The tax character of distributions paid during the fiscal year ended June 30, 2014 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Ordinary Income	Long-Term Capital Gain	Total
Integrity Micro-Cap Equity Fund	$692	$13,528	$14,220
Integrity Mid-Cap Value Fund	60	48	108
Integrity Small-Cap Value Fund	1,232	—	1,232
Integrity Small/Mid-Cap Value Fund	126	4	130
Munder Growth Opportunities Fund	—	—	—
Munder Index 500 Fund	4,583	14,009	18,592
Munder Mid-Cap Core Growth Fund	6,225	106,280	112,505
Munder Emerging Markets Small-Cap Fund	12	—	12
Munder International Fund-Core Equity Fund	630	801	1,431
Munder International Small-Cap Fund	6,105	—	6,105
Munder Total Return Bond Fund	3,136	—	3,136

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Loss	Capital Loss Carryover	Unrealized Appreciation	Total
Integrity Micro-Cap Equity Fund	$1,673	$6,207	$—	$—	$24,546	$32,426
Integrity Mid-Cap Value Fund	104	124	—	—	1,451	1,679
Integrity Small-Cap Value Fund	—	—	(1,160)	(20,742)	190,632	168,730
Integrity Small/Mid-Cap Value Fund	123	420	—	—	2,094	2,637
Munder Growth Opportunities Fund		1,507	(1,212)	(14,633)	79,684	65,346
Munder Index 500 Fund	930	15,171	—	—	183,334	199,435
Munder Mid-Cap Core Growth Fund	26,894	442,094	—	(510)	2,356,303	2,824,781
Munder Emerging Markets Small-Cap Fund	14	—	—	(73)	343	284
Munder International Fund- Core Equity Fund	26	—	—	(36,171)	5,795	(30,350)
Munder International Small-Cap Fund	5,315	—	—	(17,632)	97,553	85,236
Munder Total Return Bond Fund	1,019	—	—	(10,436)	3,133	(6,284)

*  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

**  Under the current tax law, net investment losses realized after December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses are as follows.

As of the end of their tax year ended June 30, 2014, the following Funds had net capital loss carryforwards ("CLCF") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	2015	2016	2017	2018	2019	2020	Total
Integrity Small-Cap Value Fund	$—	$—	$—	$20,742	$—	$—	$20,742
Munder International Fund-Core Equity	—	—	31,361	—	—	—	31,361
Munder International Small-Cap Fund	—	—	—	17,632	—	—	17,632
Munder Total Return Bond Fund	4,896	—	—	3,446			8,342

CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years:

	2015	2016	2017	2018	2019	2020	Total
Munder Growth Opportunities Fund	$—	$5,001	$2,420	$7,212	$—	$—	$14,633
Munder Mid-Cap Core Growth Fund	—	510	—	—	—	—	510
Munder International Fund-Core Equity	—	—	—	2,656	989	—	3,645

Notes to Financial Statements — continued

The Victory Portfolios  December 31, 2014

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Munder Emerging Markets Small-Cap Fund	$72	$1	$73
Munder International Fund-Core Equity	1,165	—	1,165
Munder Total Return Bond Fund	1,793	301	2,094

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of December 31, 2014 were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Integrity Micro-Cap Equity Fund	$92,327	$27,636	$(2,911)	$24,725
Integrity Mid-Cap Value Fund	10,900	1,932	(310)	1,622
Integrity Small-Cap Value Fund	928,931	209,686	(17,541)	192,145
Integrity Small/Mid-Cap Value Fund	9,567	2,228	(281)	1,947
Munder Growth Opportunities Fund	412,648	83,316	(1,958)	81,358
Munder Index 500 Fund	90,634	190,769	(4,180)	186,589
Munder Mid-Cap Core Growth Fund	3,919,020	2,477,971	(101,804)	2,376,167
Munder Emerging Markets Small-Cap Fund	3,672	376	(207)	169
Munder International Fund-Core Equity	22,514	4,155	(1,286)	2,869
Munder International Small-Cap Fund	335,194	76,815	(17,792)	59,023
Munder Total Retun Bond Fund	122,235	2,391	(812)	1,579

8.  Acquisition of Funds:

On November 1, 2014, the Funds completed a reorganization from series of the Munder Series Trust to a new series of The Victory Portfolios, each an open-end investment company. The reorganization was tax-free in which all of the assets and liabilities transferred from a series of the Munder Series Trust to a series of The Victory Portfolios. Shares outstanding and net asset values did not change as a result of the reorganization. Class K Shares merged into Class Y shares as a result of the reorganization. Earlier in the year, Class B Shares merged with Class A Shares.

9.  Proxy Voting Information:

At Special Meetings of Shareholders of the funds held on September 9, 2014 and various adjournments thereof, Fund shareholders approved an agreement and plan of reorganization with The Victory Portfolios.

The table below indicates the voting results:

Fund Name	Date Passed	For	Against	Abstain
Integrity Micro-Cap Equity Fund	9/30/14	1,471,257	31,747	294,110
Integrity Mid-Cap Value Fund	9/9/14	275,312	836	10,970
Integrity Small/Mid-Cap Value Fund	9/9/14	527,945	—	982
Integrity Small-Cap Value Fund	9/30/14	14,720,207	65,737	1,560,482
Munder Growth Opportunities Fund	10/15/14	4,648,366	248,950	1,486,957
Munder Index 500 Fund	9/30/14	4,651,275	190,960	1,276,301
Munder Mid-Cap Core Growth Fund	9/30/14	64,429,465	1,171,687	6,228,689
Munder Emerging Markets Small Cap Fund	9/9/14	193,850	—	—
Munder International Fund-Core Equity	9/9/14	3,113,414	33,276	43,245
Munder International Small Cap Fund	9/9/14	28,425,225	20,130	27,053
Munder Total Return Bond Fund	9/9/14	6,141,578	20,191	127,936

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently nine Trustees, eight of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 27 portfolios in the Trust, one portfolio in The Victory Institutional Funds and one portfolio in The Victory Variable Insurance Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 63	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D.T. Andrews, 67	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Chemtura Corporation (2000-2010); Old Mutual plc (2002-2011); Old Mutual US Asset Management (since 2002).
E. Lee Beard, 63	Trustee	February 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005).	Penn Millers Holding Corporation (January 2011-November 2011).
Sally M. Dungan, 60	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	ProCredit Holding Supervisory Board (2006-2011).
Thomas D. Eckert,* 66	Trustee	November 2014

Chairman, Capital Automotive Real Estate Services, Inc. (real estate investment operating company specializing in retail automotive properties) (since 9/11); President and Chief Executive Officer, Capital Automotive Real Estate Services, Inc. (12/05 to 9/11).

NVR, Inc. (homebuilding and mortgage banking) (since 12/11); Chesapeake Lodging Trust (real estate investment trust) (since 1/10); DuPont Fabros Technology, Inc. (real estate investment trust) (since 10/07).

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 61	Trustee	February 2015

Bulk physical commodities broker, Endgate Commodities LLC (Aug. 2014 to present); Chief Operating Officer, Liquidnet Holdings, Inc. (December 2011 to July 2014); Managing Member, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (May 2012 to present); Managing Member, Crossroad LLC (May 2009 to present).
Thomas P. Lemke, 59	Trustee	November 2014	Retired (since 4/13): Executive Vice President and General Counsel, Legg Mason, Inc. (asset management) (2/05-3/13).

AXA Premier VIP Trust (registered investment company with 36 portfolios) (since 1/14); The Advisors' Inner Circle Fund III (registered investment company with 6 portfolios) (since 3/14); J.P. Morgan Exchange-Traded Fund Trust (registered investment company with 4 portfolios) (since 5/14); ICI Mutual Insurance Company (2009-3/13).

David L. Meyer, 57	Trustee	December 2008	Retired.	None.
Leigh A. Wilson, 70	Chair and Trustee	February 1998	Private Investor.

Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Director, The Mutual Fund Directors Forum (2004-2013); Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustee.
David C. Brown, 42	Trustee	May 2008

Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-July 2013), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  Mr. Eckert resigned in February 2015

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 52	President	December 2014	Director of Fund Administration, the Adviser.
Scott A, Stahorsky, 45	Vice President	December 2014	Senior Analyst, Fund Administration, the Adviser.
Erin G. Wagner, 40	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Jay G. Baris, 60	Assistant Secretary	February 1998	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).
Christopher E. Sabato, 46	Treasurer	May 2006	Senior Vice President, Financial Administration, Citi Fund Services, Inc.
Kim Oeder, 50	Anti-Money Laundering Compliance Officer and Identity Theft Officer	October 2014	Chief Compliance Officer, Victory Capital Advisers, Inc. (since 2011); Registered Principal, Victory Capital Advisers, Inc. (since 2006).
Edward J. Veilleux, 70	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Security and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Munder Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Munder Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 through December 31, 2014.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14-12/31/14	Expense Ratio During Period** 7/1/14-12/31/14
Integrity Micro-Cap Equity
Class A Shares	$1,000.00	$1,028.80	$8.90	1.74%
Class C Shares	1,000.00	1,024.70	12.81	2.51%
Class R Shares	1,000.00	1,026.90	10.58	2.07%
Class Y Shares	1,000.00	1,029.80	7.57	1.48%
Integrity Mid-Cap Value Fund
Class A Shares	1,000.00	1,006.40	7.59	1.50%
Class Y Shares	1,000.00	1,007.70	5.92	1.17%
Integrity Small-Cap Value Fund
Class A Shares	1,000.00	1,009.80	7.55	1.49%
Class C Shares	1,000.00	1,005.70	11.32	2.24%
Class R Shares	1,000.00	1,008.40	8.86	1.75%
Class R6 Shares	1,000.00	1,012.00	5.32	1.05%
Class Y Shares	1,000.00	1,010.80	6.28	1.24%
Integrity Small Mid-Cap Value Fund
Class A Shares	1,000.00	985.20	7.51	1.50%
Class Y Shares	1,000.00	986.60	6.26	1.25%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14-12/31/14	Expense Ratio During Period** 7/1/14-12/31/14
Munder Growth Opportunities
Class A Shares	$1,000.00	$1,063.00	$7.75	1.49%
Class C Shares	1,000.00	1,059.00	11.78	2.27%
Class R Shares	1,000.00	1,061.10	9.51	1.83%
Class Y Shares	1,000.00	1,064.60	6.30	1.21%
Munder Index 500
Class A Shares	1,000.00	1,057.40	3.42	0.66%
Class R Shares	1,000.00	1,055.80	5.23	1.01%
Class Y Shares	1,000.00	1,058.90	2.54	0.49%
Munder Mid-Cap Core Growth
Class A Shares	1,000.00	1,046.40	6.86	1.33%
Class C Shares	1,000.00	1,042.40	10.55	2.05%
Class R Shares	1,000.00	1,045.10	8.09	1.57%
Class R6 Shares	1,000.00	1,048.80	4.54	0.88%
Class Y Shares	1,000.00	1,047.60	5.52	1.07%
Munder Emerging Markets Small-Cap Fund
Class A Shares	1,000.00	960.50	8.55	1.73%
Class Y Shares	1,000.00	961.60	7.32	1.48%
Munder International Core Equity Fund
Class A Shares	1,000.00	922.50	7.12	1.47%
Class C Shares	1,000.00	919.00	10.74	2.22%
Class I Shares	1,000.00	925.80	4.66	0.96%
Class Y Shares	1,000.00	923.50	5.91	1.22%
Munder International Small-Cap Fund
Class A Shares	1,000.00	920.00	6.53	1.35%
Class C Shares	1,000.00	917.10	10.15	2.10%
Class I Shares	1,000.00	922.50	4.60	0.95%
Class R6 Shares	1,000.00	922.10	5.33	1.10%
Class Y Shares	1,000.00	921.00	5.33	1.10%
Munder Total Return Bond Fund
Class A Shares	1,000.00	1,000.30	4.29	0.85%
Class C Shares	1,000.00	995.70	8.05	1.60%
Class Y Shares	1,000.00	1,001.50	3.03	0.60%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Munder Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14-12/31/14	Expense Ratio During Period** 7/1/14-12/31/14
Integrity Micro-Cap Equity
Class A Shares	$1,000.00	$1,016.43	$8.84	1.74%
Class C Shares	1,000.00	1,012.55	12.73	2.51%
Class R Shares	1,000.00	1,014.77	10.51	2.07%
Class Y Shares	1,000.00	1,017.74	7.53	1.48%
Integrity Mid-Cap Value Fund
Class A Shares	1,000.00	1,017.64	7.63	1.50%
Class Y Shares	1,000.00	1,019.31	5.96	1.17%
Integrity Small-Cap Value Fund
Class A Shares	1,000.00	1,017.69	7.58	1.49%
Class C Shares	1,000.00	1,013.91	11.37	2.24%
Class R Shares	1,000.00	1,016.38	8.89	1.75%
Class R6 Shares	1,000.00	1,019.91	5.35	1.05%
Class Y Shares	1,000.00	1,018.95	6.31	1.24%
Integrity Small Mid-Cap Value Fund
Class A Shares	1,000.00	1,017.64	7.63	1.50%
Class Y Shares	1,000.00	1,018.90	6.36	1.25%
Munder Growth Opportunities
Class A Shares	1,000.00	1,017.69	7.58	1.49%
Class C Shares	1,000.00	1,013.76	11.52	2.27%
Class R Shares	1,000.00	1,015.98	9.30	1.83%
Class Y Shares	1,000.00	1,019.11	6.16	1.21%
Munder Index 500
Class A Shares	1,000.00	1,021.88	3.36	0.66%
Class R Shares	1,000.00	1,020.11	5.14	1.01%
Class Y Shares	1,000.00	1,022.74	2.50	0.49%
Munder Mid-Cap Core Growth
Class A Shares	1,000.00	1,018.50	6.77	1.33%
Class C Shares	1,000.00	1,014.87	10.41	2.05%
Class R Shares	1,000.00	1,017.29	7.98	1.57%
Class R6 Shares	1,000.00	1,020.77	4.48	0.88%
Class Y Shares	1,000.00	1,019.81	5.45	1.07%
Munder Emerging Markets Small-Cap Fund
Class A Shares	1,000.00	1,016.48	8.79	1.73%
Class Y Shares	1,000.00	1,017.74	7.53	1.48%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14-12/31/14	Expense Ratio During Period** 7/1/14-12/31/14
Munder International Core Equity Fund
Class A Shares	$1,000.00	$1,017.80	$7.48	1.47%
Class C Shares	1,000.00	1,014.01	11.27	2.22%
Class I Shares	1,000.00	1,020.37	4.89	0.96%
Class Y Shares	1,000.00	1,019.06	6.21	1.22%
Munder International Small-Cap Fund
Class A Shares	1,000.00	1,018.40	6.87	1.35%
Class C Shares	1,000.00	1,014.62	10.66	2.10%
Class I Shares	1,000.00	1,020.42	4.84	0.95%
Class R6 Shares	1,000.00	1,019.66	5.60	1.10%
Class Y Shares	1,000.00	1,019.66	5.60	1.10%
Munder Total Return Bond Fund
Class A Shares	1,000.00	1,020.92	4.33	0.85%
Class C Shares	1,000.00	1,017.14	8.13	1.60%
Class Y Shares	1,000.00	1,022.18	3.06	0.60%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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Considerations of the Board in Approving the Investment Advisory Agreement (the "Agreement")

In anticipation of the reorganization of 11 funds managed by Munder Capital Management ("MCM") and its subsidiary, Integrity Asset Management, LLC ("Integrity"), into 11 comparable funds (each a "Fund") to be managed by a new combined Victory Capital Management Inc. — Munder organization (the "Adviser") upon the completion of the acquisition of MCM and Integrity by Victory Capital Management's parent, the Board approved an investment advisory agreement with the Adviser, on behalf of each Fund (the "Agreement"), at a meeting, which was called for that purpose, on May 22, 2014. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each original Munder Fund that would continue into the comparable Fund. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services to be provided by the Adviser;

•  The nature, quality and extent of the services expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitments to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits to be received by the Adviser through payment of client commissions for securities transactions;

•  Other benefits to be received by the Adviser, including revenues paid to affiliates of the Adviser by the Funds for custodian and administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  Historical relationship between the Trust and the Adviser.

The Board compared each Fund's institutional share class expense ratio and management fee with comparable mutual funds in a peer group compiled by the MCM. The Board reviewed the factors and methodology used by MCM in the selection of each Fund's peer group.

The Board reviewed each Fund's performance against its selected benchmark index and a universe of funds categorized by Lipper Analytical Services, Inc. with the same investment objective as the Funds (the "Lipper Median"). The Board also reviewed each Fund's Morningstar rating for each of the periods. The Board recognized that each Fund's performance and Lipper Median are provided net of expenses, while the benchmark index is gross returns. The Board considered the additional resources that the Adviser would be committing to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

Integrity Micro-Cap Equity Fund

With respect to the Integrity Micro-Cap Equity Fund, the Board compared the Fund's 1.00% annual management fee to the management fees for the peer group and considered the fact that the Fund's fee was higher than the

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fees paid by a majority of the peer group. The Board also compared the Fund's Class Y gross annual expense ratio of 1.84% to the median expense ratio for the peer group and considered the fact that the Fund's expense ratio was higher than the peer group's median expense ratio of 1.33%. The Board noted that the pro forma expense ratio for Fund after the reorganization was 1.48%. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, so that for two years following the reorganization, the total annual operating expenses of the Fund's Class A, Class C, Class R and Class Y shares do not exceed the total net annual operating expenses of the comparable classes of the Fund's predecessor. The Board then compared the Fund's Class Y performance for the one-year, three-year, five-year and ten-year periods as of December 31, 2013, to the Lipper Median and benchmark index for the same periods and considered the fact that the Fund outperformed the Lipper Median for all but the ten-year period and outperformed its benchmark index for all but the one-year period. The Board noted the Fund received Morningstar ratings of four stars for the three-year period and five-year periods and two stars for the ten-year period.

Having concluded, among other things, that: (1) the annual management fee and expenses for the Integrity Micro-Cap Equity Fund were in an acceptable range of fees and expenses of comparable mutual funds; (2) the Adviser's agreement to limit the Fund's Class A, Class C, Class R and Class Y expense ratios would provide stability to the Fund's expenses; and (3) the Fund outperformed one or both of the Lipper Median and its benchmark index for each of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the Agreement with respect to this Fund.

Integrity Mid-Cap Value Fund:

The Board considered the Integrity Mid-Cap Value Fund, with the understanding that as of December 31, 2013, the Fund had not had a full three years of operations. The Board compared the Fund's 0.70% annual management fee to the management fees for the peer group and considered the fact that the Fund's fee was lower than or equal to the fees paid by a majority of the peer group. The Board noted that the breakpoint in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale. The Board also compared the Fund's Class Y gross annual expense ratio of 9.68% to the median expense ratio for the peer group and considered the fact that the Fund's expense ratio was higher than the peer group's median expense ratio of 1.24%. The Board noted that the Fund was the smallest in the peer group and that the pro forma expense ratio for Fund after the reorganization was 1.74%. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, so that for two years following the reorganization, the total annual operating expenses of the Fund's Class A and Class Y shares do not exceed the total net annual operating expenses of the comparable classes of the Fund's predecessor. The Board then compared the Fund's Class Y performance for the one-year period as of December 31, 2013, to the Lipper Median and benchmark index for the same periods and considered the fact that the Fund outperformed both the Lipper Median and the benchmark for the period. The Board noted Morningstar does not rate funds with less than a three-year performance record.

Having concluded, among other things, that: (1) the annual management fee and expenses for the Integrity Mid-Cap Value Fund, were in an acceptable range of fees and expenses of comparable mutual funds; (2) the Adviser's agreement to limit the Fund's Class A and Class Y expense ratios would provide stability to the Fund's expenses; and (3) the Fund outperformed both the Lipper Median and its benchmark index for the one-year period; the Board determined that it was in the best interests of the Fund's shareholders to approve the Agreement with respect to this Fund.

Integrity Small-Cap Value Fund

With respect to the Integrity Small-Cap Value Fund, the Board compared the Fund's 0.85% annual management fee to the management fees for the peer group and considered the fact that there were as many funds in the peer group with fees higher than the Fund's as there were with fees lower than that of the Fund's. The Board noted that the breakpoint in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale. The Board also compared the Fund's Class Y gross annual expense ratio of 1.33% to the median expense ratio for the peer group and considered the fact that the Fund's expense ratio was higher than the peer group's median expense ratio of 1.195%. The Board noted that the pro forma expense ratio for

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Fund after the reorganization was 1.18%. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, so that for two years following the reorganization, the total annual operating expenses of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares do not exceed the total net annual operating expenses of the comparable classes of the Fund's predecessor. The Board then compared the Fund's Class Y performance for the one-year, three-year and five-year periods as of December 31, 2013, to the Lipper Median and benchmark index for the same periods and considered the fact that the Fund outperformed both the Lipper Median and the benchmark index for all three periods reviewed. The Board noted the Fund received Morningstar ratings of four stars for the three-year period and five-year period

Having concluded, among other things, that: (1) the annual management fee and expenses for the Integrity Small-Cap Value Fund were in an acceptable range of fees and expenses of comparable mutual funds; (2) the Adviser's agreement to limit the Fund's Class A, Class C, Class R, Class R6 and Class Y expense ratios would provide stability to the Fund's expenses; and (3) the Fund outperformed both the Lipper Median and its benchmark index for all three periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the Agreement with respect to this Fund.

Integrity Small/Mid-Cap Value Fund:

The Board considered the Integrity Small/Mid-Cap Value Fund, with the understanding that as of December 31, 2013, the Fund had not had a full three years of operations. The Board compared the Fund's 0.85% annual management fee to the management fees for the peer group and considered the fact that the Fund's fee was lower than or equal to the fees paid by a majority of the peer group. The Board noted that the breakpoint in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale. The Board also compared the Fund's Class Y gross annual expense ratio of 4.93% to the median expense ratio for the peer group and considered the fact that the Fund's expense ratio was substantially higher than the peer group's median expense ratio of 2.12%. The Board noted that the pro forma expense ratio for Fund after the reorganization was 1.54%. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, so that for two years following the reorganization, the total annual operating expenses of the Fund's Class A and Class Y shares do not exceed the total net annual operating expenses of the comparable classes of the Fund's predecessor. The Board then compared the Fund's Class Y performance for the one-year period as of December 31, 2013, to the Lipper Median and benchmark index for the same period and considered the fact that the Fund outperformed the benchmark but slightly underperformed the Lipper Median for the period. The Board noted Morningstar does not rate funds with less than a three-year performance record.

Having concluded, among other things, that: (1) the annual management fee and expenses for the Integrity Mid-Cap Value Fund, were in an acceptable range of fees and expenses of comparable mutual funds; (2) the Adviser's agreement to limit the Fund's Class A and Class Y expense ratios would provide stability to the Fund's expenses; and (3) the Fund outperformed its benchmark index for the one-year period and only slightly underperformed the Lipper Median for the period; the Board determined that it was in the best interests of the Fund's shareholders to approve the Agreement with respect to this Fund.

Munder Growth Opportunities Fund:

With respect to the Munder Growth Opportunities Fund, the Board compared the Fund's 0.70% annual management fee to the management fees for the peer group and considered the fact that the Fund's fee was higher than the fees paid by a majority of the peer group. The Board noted that the breakpoints in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale. The Board also compared the Fund's Class Y gross annual expense ratio of 1.09% to the median expense ratio of 0.93% for the peer group and considered the fact that the Fund's expense ratio was higher than the peer group's median expense ratio. The Board noted that the pro forma expense ratio for Fund after the reorganization was 1.09%.The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, so that for two years following the reorganization, the total annual operating expenses of the Fund's Class A, Class C, Class R and Class Y shares do not exceed the total net annual operating expenses of the comparable classes of the Fund's predecessor. The Board then compared the Fund's Class Y performance

  Supplemental Information — continued

The Victory Portfolios  December 31, 2014

(Unaudited)

for the one-year, three-year, five-year and ten-year periods as of December 31, 2013, to the Lipper Median and benchmark index for the same periods and considered the fact that the Fund underperformed both the Lipper Median and its benchmark index in the one-year and three-year periods and outperformed the Lipper Median and its benchmark index in the five-year and ten-year periods. The Board noted the Fund's only Morningstar rating was two stars for the three-year period.

Having concluded, among other things, that: (1) the Munder Growth Opportunities Fund's annual management fee and expenses were in an acceptable range of fees and expenses of comparable mutual funds; (2) the Adviser's agreement to limit the Fund's Class A, Class C, Class R and Class Y expense ratios would provide stability to the Fund's expenses; and (3) the Fund outperformed the Lipper Median and its benchmark index for the five-year and ten-year periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the Agreement with respect to this Fund.

Munder Index 500 Fund:

With respect to the Munder Index 500 Fund, the Board compared the Fund's 0.07% annual management fee to the management fees for the peer group and considered the fact that the Fund's fee was higher than the fees paid by a majority of the peer group. The Board noted that the breakpoints in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale. The Board also compared the Fund's Class Y gross annual expense ratio of 0.59% to the median expense ratio of 0.42% for the peer group and considered the fact that the Fund's expense ratio was higher than the peer group's median expense ratio. The Board noted that the pro forma expense ratio for Fund after the reorganization was 0.39%. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, so that for two years following the reorganization, the total annual operating expenses of the Fund's Class A, Class R and Class Y shares do not exceed the total net annual operating expenses of the comparable classes of the Fund's predecessor. The Board then compared the Fund's Class Y performance for the one-year, three-year, five-year and ten-year periods as of December 31, 2013, to the Lipper Median and benchmark index for the same periods and considered the fact that the Fund slightly underperformed both the Lipper Median and its benchmark index for the one-year, three-year and five year periods and its benchmark index for the ten-year period and outperformed the Lipper Median for the ten-year period. The Board noted the Fund received a three star Morningstar rating for each of the three-year, five-year and ten-year periods.

Having concluded, among other things, that: (1) the Munder Index 500 Fund 's annual management fee and expenses were in an acceptable range of fees and expenses of comparable mutual funds; and (2) the Adviser's agreement to limit the Fund's Class A, Class R and Class Y expense ratios would provide stability to the Fund's expenses; the Board determined that it was in the best interests of the Fund's shareholders to approve the Agreement with respect to this Fund.

Munder Mid-Cap Core Growth Fund

With respect to the Munder Mid-Cap Core Growth Fund, the Board compared the Fund's 0.65% annual management fee to the management fees for the peer group and considered the fact that the Fund's fee was lower than or equal to the fees paid by a majority of the peer group. The Board noted that the breakpoint in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale. The Board also compared the Fund's Class Y gross annual expense ratio of 1.15% to the median expense ratio for the peer group and considered the fact that the Fund's expense ratio was higher than the peer group's median expense ratio of 0.90%. The Board noted that the pro forma expense ratio for Fund after the reorganization was 1.17%. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, so that for two years following the reorganization, the total annual operating expenses of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares do not exceed the total net annual operating expenses of the comparable classes of the Fund's predecessor. The Board then compared the Fund's Class Y performance for the one-year, three-year, five-year and ten-year periods as of December 31, 2013, to the Lipper Median and benchmark index for the same periods and considered the fact that the Fund outperformed the Lipper Median for the three-year period and the Lipper Median and the benchmark index for the ten-year period and underperformed the Lipper Median and the benchmark index for the one-year and five

  Supplemental Information — continued

The Victory Portfolios  December 31, 2014

(Unaudited)

year periods and the benchmark index for the three-year period. The Board noted the Fund received Morningstar ratings of four stars for the three-year period and ten-year period and three stars for the five-year period.

Having concluded, among other things, that: (1) the annual management fee and expenses for the Munder Mid-Cap Core Growth Fund were in an acceptable range of fees and expenses of comparable mutual funds; (2) the Adviser's agreement to limit the Fund's Class A, Class C, Class R, Class R6 and Class Y expense ratios would provide stability to the Fund's expenses; and (3) the Fund outperformed one or both of the Lipper Median and its benchmark index for the three-year and ten-year periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the Agreement with respect to this Fund.

Munder Emerging Markets Small-Cap Fund:

The Board considered the Munder Emerging Markets Small-Cap Fund with the understanding that as of the date of the meeting, the Fund had not had a full year of operations and that there was no performance data was available. The Board compared the Fund's 1.10% annual management fee to the management fees for the peer group and considered the fact that the Fund's fee was well within the range of a majority of fees paid by the peer group. The Board also compared the Fund's Class Y gross annual expense ratio of 10.64% to the median expense ratio of 4.27% for the peer group and considered the fact that the Fund's expense ratio was substantially higher than the peer group's median expense ratio. The Board noted that the pro forma expense ratio for Fund after the reorganization was 4.56%. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, so that for two years following the reorganization, the total annual operating expenses of the Fund's Class A and Class Y shares do not exceed the total net annual operating expenses of the comparable classes of the Fund's predecessor.

Having concluded, among other things, that: (1) the Munder Emerging Markets Small-Cap Fund's management fee was within the range of fees of comparable mutual funds; (2) the Fund's expenses reflected its size and short operating history; and (3) the Adviser's agreement to limit the Fund's Class A and Class Y expense ratios would provide stability to the Fund's expenses; the Board determined that it was in the best interests of the Fund's shareholders to approve the Agreement with respect to this Fund.

Munder International Fund — Core Equity:

With respect to the Munder International Fund — Core Equity, the Board compared the Fund's 0.75% annual management fee to the management fees for the peer group and considered the fact that the Fund's fee was lower than or equal to the fees paid by a majority of the peer group. The Board noted that the breakpoint in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale. The Board also compared the Fund's Class Y gross annual expense ratio of 3.07% to the median expense ratio of 2.07% for the peer group and considered the fact that the Fund's expense ratio was higher than the peer group's median expense ratio. The Board noted that the pro forma expense ratio for Fund after the reorganization was 1.40%. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, so that for two years following the reorganization, the total annual operating expenses of the Fund's Class A, Class C, Class I and Class Y shares do not exceed the total net annual operating expenses of the comparable classes of the Fund's predecessor. The Board then compared the Fund's Class Y performance for the one-year, three-year and five-year periods as of December 31, 2013, to the Lipper Median and benchmark index for the same periods and considered the fact that the Fund outperformed both the Lipper Median and its benchmark index for the one-year and three-year periods and underperformed both the Lipper Median and its benchmark index for the five-year period. The Board noted the Fund received Morningstar ratings of three stars for the three-year period and two stars for the five-year period.

Having concluded, among other things, that: (1) the annual management fee and expenses for the Munder International Fund — Core Equity were in an acceptable range of fees and expenses of comparable mutual funds; (2) the Adviser's agreement to limit the Fund's Class A, Class C, Class I and Class Y expense ratios would provide stability to the Fund's expenses; and (3) the Fund outperformed the Lipper Median and its benchmark index for the one-year and three-year periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the Agreement with respect to this Fund.

  Supplemental Information — continued

The Victory Portfolios  December 31, 2014

(Unaudited)

Munder International Small-Cap Fund:

With respect to the Munder International Small-Cap Fund, the Board compared the Fund's 0.90% annual management fee to the management fees for the peer group and considered the fact that the Fund's fee was lower than or equal to the fees paid by a majority of the peer group. The Board noted that the breakpoint in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale. The Board also compared the Fund's Class Y gross annual expense ratio of 1.63% to the median expense ratio for the peer group and considered the fact that the Fund's expense ratio was equal to the peer group's median expense ratio. The Board noted that the pro forma expense ratio for Fund after the reorganization was 1.28%. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, so that for two years following the reorganization, the total annual operating expenses of the Fund's Class A, Class C, Class I, Class R6 and Class Y shares do not exceed the total net annual operating expenses of the comparable classes of the Fund's predecessor. The Board then compared the Fund's Class Y performance for the one-year, three-year and five-year periods as of December 31, 2013, to the Lipper Median and benchmark index for the same periods and considered the fact that the Fund outperformed both the Lipper Median and its benchmark index for each of the periods. The Board noted the Fund received Morningstar ratings of four stars for the three-year period and five-year periods.

Having concluded, among other things, that: (1) the annual management fee and expenses for the Munder International Small-Cap Fund were in an acceptable range of fees and expenses of comparable mutual funds; (2) the Adviser's agreement to limit the Fund's Class A, Class C, Class I, Class R6 and Class Y expense ratios would provide stability to the Fund's expenses; and (3) the Fund outperformed the Lipper Median and its benchmark index for each of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the Agreement with respect to this Fund.

Munder Total Return Bond Fund:

With respect to the Munder Total Return Bond Fund, the Board compared the Fund's 0.40% annual management fee to the management fees for the peer group and considered the fact that the Fund's fee was well within the range of a majority of fees paid by the peer group. The Board also compared the Fund's Class Y gross annual expense ratio of 0.96% to the median expense ratio of 0.80% for the peer group and considered the fact that the Fund's expense ratio was higher than the peer group's median expense ratio. The Board noted that the pro forma expense ratio for Fund after the reorganization was 0.65%.The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, so that for two years following the reorganization, the total annual operating expenses of the Fund's Class A, Class C and Class Y shares do not exceed the total net annual operating expenses of the comparable classes of the Fund's predecessor. The Board then compared the Fund's Class Y performance for the one-year, three-year, five-year and ten-year periods as of December 31, 2013, to the Lipper Median and benchmark index for the same periods and considered the fact that the Fund outperformed its benchmark in each of the periods and the Lipper Median in the one-year, three-year and ten-year periods. The Board noted the Fund's Morningstar four star rating for the three-year period and its three star rating in the five-year and ten-year periods.

Having concluded, among other things, that: (1) the Munder Total Return Bond Fund's management fee and annual expenses were within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's agreement to limit the Fund's Class A, Class C and Class Y expense ratios would provide stability to the Fund's expenses; and (3) the Fund had outperformed its benchmark index in each of the periods reviewed and its Lipper Median in three of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the Agreement with respect to this Fund.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved

  Supplemental Information — continued

The Victory Portfolios  December 31, 2014

(Unaudited)

the Agreement, on behalf of each Fund, on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services and the comparability of the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services to be provided by the Adviser which, over the years, should result in each Fund achieving its stated investment objective;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

  Supplemental Information — continued

The Victory Portfolios  December 31, 2014

(Unaudited)

Considerations of the Board in Approving the Investment Sub-Advisory Agreement (the

"Sub-Advisory Agreement")

In anticipation of the reorganization of the Munder 500 Index Fund (the "Predecessor Fund"), managed by Munder Capital Management ("MCM") and sub-advised by World Asset Management LLC (the "Sub-Adviser"), into a comparable fund (the "Fund") to be managed by a new combined Victory Capital Management Inc.-Munder organization (the "Adviser") upon the completion of the acquisition of MCM and its subsidiary by Victory Capital Management's parent, the Board approved an investment sub-advisory agreement between the Adviser, on behalf of the Fund, and the Sub-Adviser (the "Sub-Advisory Agreement"), at a meeting, which was called for that purpose, on May 22, 2014. At the same meeting, the Board approved the investment advisory agreement between the Adviser and Trust, on behalf of the Fund. In considering whether to approve the Sub-Advisory Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information and was advised by legal counsel to the Trust and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund including the Sub-Adviser's history as sub-adviser for the Predecessor Fund. The Board considered the investment performance as a significant factor in determining whether the Sub-Advisory Agreement should be approved. The Trustees discussed the services to be provided by the Sub-Advisor as the sub-adviser. The Board noted that the breakpoints in the proposed sub-advisory fee schedule for the Fund evidenced the Sub-Adviser's willingness to share in its economies of scale. In considering whether the compensation paid to the Sub-Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Fund for the services provided by the Sub-Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  Whether the fee arrangement provided for economies of scale that would benefit Fund shareholders as the Fund grows;

•  Whether the fee would be sufficient to enable the Sub-Adviser to attract and retain experienced personnel and continue to provide quality services to the Fund;

•  The Sub-Adviser's commitments to operating the Fund at competitive expense levels;

•  Research and other service benefits received by the Sub-Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Sub-Adviser as a result of its sub-advisory relationship with the Fund;

•  The capabilities and financial condition of the Sub-Adviser;

•  The nature, quality and extent of the oversight and compliance services provided by the Adviser; and

•  Current economic and industry trends.

With the understanding that the Fund would be managed in the same manner as the Predecessor Fund, the Board reviewed the Predecessor's Fund's performance against its selected benchmark index and a universe of funds categorized by Lipper Analytical Services, Inc. with the same investment objective as that of the Predecessor Fund (the "Lipper Median"). The Board also reviewed the Predecessor Fund's Morningstar rating for each of the periods. The Board recognized that each Fund's performance and Lipper Median are provided net of expenses, while the benchmark index is gross returns. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee independently determined the weights attributed to the various factors.

Munder 500 Index Fund:

The Board considered the fee to be paid by the Adviser to the Sub-Adviser as compared with the fees paid by similar portfolios managed by the Sub-Adviser and found it to be comparable. The Board also compared the Munder 500 Index Fund's Class Y performance for the one-year, three-year, five-year and ten-year periods ended December 31, 2013, to that of its benchmark index and Lipper Median and considered the fact that the Fund underperformed the benchmark index for each of the periods and outperformed the Lipper Median only

  Supplemental Information — continued

The Victory Portfolios  December 31, 2014

(Unaudited)

for the 10-year period. The Board noted the Fund's Morningstar three star rating for each of the three-year, five-year and ten-year periods.

Having concluded it was in the best interests of the Fund's shareholders to continue the sub-advisory relationship with the Fund, the Board determined that the Sub-Advisory Agreement with respect to the Fund should be approved.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Sub-Advisory Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Sub-Advisory Agreement, on behalf of the Fund, on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Sub-Adviser under the Sub-Advisory Agreement in light of the investment advisory services provided, the costs of these services, the estimated profitability of the Sub-Adviser's relationship with the Fund and the comparability of the fees paid to the fees received by the Sub-Adviser for managing comparable accounts;

•  The nature, quality and extent of the investment advisory services provided by the portfolio management team of the Sub-Adviser which have resulted in each Fund achieving its stated investment objective;

•  The Sub-Adviser's representations regarding its staffing and capabilities to manage the Funds; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Sub-Adviser.

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The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-SAR (12/14)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	3/10/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, President
Date	3/10/15

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date	3/10/15